  As Filed With the Securities and Exchange Commission on April 23, 2002


                                                     Registration No. 333-37856
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                      Post Effective Amendment No. 2


                                   FORM S-6

             For Registration Under the Securities Act of 1933 of

    the Securities of Unit Investment Trusts Registered on Form N-8B-2


                    GE Life & Annuity Separate Account III
                          (Exact Name of Registrant)

                               ----------------

                     GE Life and Annuity Assurance Company
                              (Name of Depositor)

                               ----------------

                6610 West Broad Street Richmond, Virginia 23230
                    (Address of Principal Executive Office)

                               Dwain Akins


    Vice President, Associate General Counsel and Assistant Secretary

                     GE Life and Annuity Assurance Company
                             6610 W. Broad Street
                              Richmond, VA 23230
               (Name and complete address of agent for service)

                               ----------------



This Post-Effective Amendment amends the Registration Statement with respect to the prospectus, financial statements and Part II.


                               ----------------

It is proposed that this filing will become effective (check appropriate box)


  [_] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485


  [_] on (date) pursuant to paragraph (a)(i) of Rule 485


  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Single Premium Variable Life Insurance Policies.


Approximate date of proposed offering: Continuously on and after May 1, 2002


  [_] Check box if it is proposed that this filing will become effective on
    (date) at (time) pursuant to Rule 487.



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

     RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS


  Item No.
     of
 Form N-8B-2                        Caption in Prospectus
 -----------                        ---------------------
  1.         Cover Page
  2.         Cover Page
  3.         Cover Page
  4.         Sale of the Policies
  5.         The Company, State Regulation
  6.         The Company
  7.         Not Required
  8.         Not Required
  9.         Legal Matters
 10.         The Company; The Separate Account; The Portfolios; Policy Summary
 11.         The Portfolios
 12.         The Portfolios
 13.         Policy Summary; Charges and Deductions; The Portfolios
 14.         The Policy, Premiums
 15.         Premiums
 16.         Premiums, Transfers
 17.         Policy Summary; Charges and Deductions; The Policy; Surrenders and
              Withdrawals; Requesting Payments; Death Benefits
 18.         The Policy
 19.         Other Policy Information; Reports; Voting Rights
 20.         Not Applicable
 21.         The Policy; Loans
 22.         Not Applicable
 23.         The Separate Account; Additional Information
 24.         Not Applicable
 25.         The Company
 26.         Not Applicable
 27.         The Company
             Executive Officers and Directors of GE Life and Annuity Assurance
 28.          Company
 29.         The Company
 30.         Not Applicable
 31.         Not Applicable
 32.         Not Applicable
 33.         Not Applicable
 34.         Not Applicable
 35.         Sale of the Policies
 36.         Not Applicable
 37.         Not Applicable
 38.         Policy Summary; Sale of the Policies
 39.         Policy Summary; Sale of the Policies
 40.         Sale of the Policies; The Portfolios
 41.         The Company; Sale of the Policies
 42.         Not Applicable
 43.         Sale of the Policies
 44.         How Your Account Value Varies
 45.         Not Applicable
 46.         Premiums; How Your Account Value Varies

  Item No.
     of
 Form N-8B-2                      Caption in Prospectus
 -----------                      ---------------------
 47.         Not Applicable
 48.         Cover; The Company
 49.         Not Applicable
 50.         Not Applicable
 51.         Cover Page; Introduction; The Policies; Charges and Deductions
 52.         The Company; The Portfolios
 53.         Federal Tax Matters
 54.         Not Applicable
 55.         Not Applicable
 56.         Not Required
 57.         Not Required
 58.         Not Required
 59.         Financial Statements

                     GE Life & Annuity Separate Account III
                               Prospectus For The

   Single Premium Single Life and Joint Last Survivor Variable Life Insurance
                                  Policy


                    Single Life Policy Form P1254 4/00


         Joint and Last Survivor Policy Form P1255 4/00 Joint Life


                                Issued by:

                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

                       Phone Number: 1-800-352-9910


--------------------------------------------------------------------------------

This prospectus contains information about the Policy that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.


This prospectus describes a single premium variable life insurance policy (the "Policy") offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection.



Your Account Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payment to the Subaccounts of GE Life & Annuity Separate Account III ("the Separate Account"). Each Subaccount invests exclusively in the shares of a portfolio of the underlying mutual funds listed below.


 AIM Variable Insurance Funds:     GE Investments
  AIM V.I. Capital Appreciation    Funds, Inc.:
   Fund -- Series I Shares          Income Fund
  AIM V.I. Growth Fund -- Series    Mid-Cap Value Equity Fund
   I Shares                         Money Market Fund
  AIM V.I. Premier Equity Fund      Premier Growth Equity Fund
   (formerly, AIM V.I. Value        S&P 500(R) Index Fund
   Fund) -- Series I Shares         Small-Cap Value Equity Fund
 Alliance Variable Products         U.S. Equity Fund
 Series Fund, Inc.:                 Value Equity Fund
  Growth and Income Portfolio --   Janus Aspen Series:
   Class B                          Aggressive Growth Portfolio --
  Premier Growth Portfolio --        Service Shares
   Class B                          Balanced Portfolio -- Service
  Quasar Portfolio -- Class B        Shares
 Dreyfus:                           Capital Appreciation
  Dreyfus Investment Portfolios-     Portfolio -- Service Shares
   Emerging Markets Portfolio --    Global Life Sciences
    Initial Shares                   Portfolio -- Service Shares
  The Dreyfus Socially              Global Technology Portfolio --
   Responsible Growth Fund,          Service Shares
   Inc. -- Initial Shares           Growth Portfolio -- Service
 Federated Insurance Series:         Shares
  Federated High Income Bond Fund   International Growth
   II* -- Service Shares             Portfolio -- Service Shares
  Federated International Small     Worldwide Growth Portfolio --
   Company Fund II                   Service Shares
 Fidelity Variable Insurance       MFS(R) Variable
 Products Fund ("VIP"):            Insurance Trust:
  VIP Equity Income Portfolio --    MFS(R) Investors Growth Stock
   Service Class 2                   Series -- Service Class Shares
  VIP Growth Portfolio -- Service   MFS(R) Investors Trust
   Class 2                           Series -- Service Class Shares
 Fidelity Variable Insurance        MFS(R) New Discovery Series --
 Products Fund II ("VIP II"):        Service Class Shares
  VIP II Contrafund(R)              MFS(R) Utilities Series --
   Portfolio -- Service Class 2      Service Class Shares
 Fidelity Variable Insurance       Oppenheimer Variable Account
 Products Fund III ("VIP III"):    Funds:
  VIP III Growth & Income           Oppenheimer Global Securities
   Portfolio -- Service Class 2      Fund/VA -- Service Shares
  VIP III Mid Cap Portfolio --      Oppenheimer Main Street Growth
   Service Class 2                   & Income Fund/VA -- Service
                                     Shares


 PIMCO Variable Insurance Trust:        Rydex Variable Trust:
  Foreign Bond Portfolio --              OTC Fund
   Administrative Class Shares
  High Yield Portfolio* (formerly,      Van Kampen Life Investment Trust
  High Yield Bond Portfolio) --         (LIT):
   Administrative Class Shares           Comstock Portfolio -- Class II Shares
  Long-Term U.S. Government Portfolio    Emerging Growth Portfolio -- Class II
  (formerly, Long-Term  U.S.            Shares
  Government Bond Portfolio) --
  Administrative Class Shares
  Total Return Portfolio (formerly,
  Total Return Bond  Portfolio) --
  Administrative Class Shares

  *These portfolios may invest in lower quality debt securities commonly referred to as junk bonds.


Not all of these portfolios may be available in all states or in all markets.


You bear the investment risk if you allocate your premium payments to the Separate Account.


If you choose our fixed option, your premium payments will grow at the rate of at least 4%. We take the investment risk of premium payments allocated to the Guarantee Account.

Your Policy provides for a Surrender Value. Your Surrender Value will depend upon your Account Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select and interest credited on assets in the Guarantee Account. Investors assume certain risks when investing in the Policy, including the risk of loosing money. You bear the investment risk.


You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

In almost all cases, the Policies will be modified endowment contracts for Federal income tax purposes. This means that a loan or other distribution from the Policy during the life of the Insured under a single life Policy or the lives of the Insureds under a joint and last survivor Policy will in almost all cases be taxed as ordinary income to the extent of any earnings in the Policy, and may be subject to an additional 10% Federal penalty tax, if taken before the Owner attains age 59 1/2. Special tax and legal considerations apply if this Policy is used in connection with a qualified plan or certain other employment plans.

Material incorporated by reference in this prospectus can be found on the Security and Exchange Commission's website at: www.sec.gov


For general information or to obtain free copies of the:


  . Product prospectus or the portfolio prospectuses;


  . Any required forms,


    Call:   1-800-352-9910


    Or write: GE Life and Annuity Assurance Company


              6610 West Broad Street


              Richmond, Virginia 23230


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.




The date of this prospectus is May 1, 2002.

Table of Contents


Definitions.................................................................   1

Annual Expense Table........................................................   3
 Portfolio Annual Expenses..................................................   4
 Other Policies.............................................................   6

Policy Summary..............................................................   7

Risk Summary................................................................  10

The Company.................................................................  13
 State Regulation...........................................................  13

The Separate Account........................................................  14
 Changes to the Separate Account............................................  14

The Portfolios..............................................................  16
 The Subaccounts............................................................  16
 Voting Rights..............................................................  23

The Guarantee Account.......................................................  24

Charges And Deductions......................................................  26
 Charges Attributable to Premium Payments...................................  26
 Mortality and Expense Risk Charge..........................................  27
 Administrative Expense Charge..............................................  27
 Cost of Insurance..........................................................  27
 Surrender Charge...........................................................  29
 Partial Surrender Processing Fee...........................................  29
 Other Charges..............................................................  29
 Reduction of Charges for Group Sales.......................................  30

The Policy..................................................................  31
 Applying for a Policy......................................................  31
 Owner......................................................................  32
 Change of Owner............................................................  32
 Beneficiary................................................................  32
 Changing the Beneficiary...................................................  32
 Canceling a Policy.........................................................  33

Premiums....................................................................  34
 General....................................................................  34
 Initial Premium............................................................  34
 Tax-Free Exchanges (1035 Exchanges)........................................  35
 Additional Premium Payments................................................  35
 Repayment of Outstanding Policy Debt.......................................  36
 Allocating Premiums........................................................  36

How Your Account Value Varies...............................................  37
 Account Value..............................................................  37

 Surrender Value............................................................  37
 Subaccount Values..........................................................  37
 Unit Values................................................................  37
 Net Investment Factor......................................................  38

Transfers...................................................................  39
 General....................................................................  39
 Dollar-Cost Averaging......................................................  40
 Portfolio Rebalancing......................................................  41
 Transfers by Third Parties.................................................  41

Death Benefits..............................................................  42
 Amount of Death Benefit Payable............................................  42
 Accelerated Benefit Rider..................................................  43
 Changing the Specified Amount..............................................  44

Surrenders and Partial Surrenders...........................................  46
 Surrenders.................................................................  46
 Partial Surrenders.........................................................  46
 Effect of Partial Surrenders...............................................  46

Loans.......................................................................  47
 General....................................................................  47
 Preferred Policy Debt......................................................  47
 Interest Rate Charged......................................................  48
 Repayment of Policy Debt...................................................  48
 Effect of Policy Loans.....................................................  48

Termination.................................................................  50
 Continuation of Coverage Rider.............................................  50
 Premium to Prevent Termination.............................................  50
 The Grace Period...........................................................  51
 Reinstatement..............................................................  51

Payments And Telephone Transactions.........................................  52
 Requesting Payments........................................................  52
 Telephone Transactions.....................................................  53

Tax Considerations..........................................................  54
 Federal Tax Matters........................................................  54
 Introduction...............................................................  54
 Tax Status of the Policy...................................................  54
 Tax Treatment of Policies -- General.......................................  55
 Tax Treatment of Modified Endowment Contracts..............................  55
 Tax Treatment of Policies That Are Not Modified Endowment Contracts........  57
 Other Tax Rules Applicable to the Policies.................................  57
 Income Tax Withholding.....................................................  58
 Tax Status of the Company..................................................  58
 Changes in the Law and Other Considerations................................  59

Other Policy Information...............................................  60
 Exchange Privilege....................................................  60
 Optional Payment Plans................................................  60
 Dividends.............................................................  61
 Incontestability......................................................  61
 Suicide Exclusion.....................................................  61
 Misstatement of Age or Gender.........................................  62
 Written Notice........................................................  62
 Trustee...............................................................  62
 Other Changes.........................................................  63
 Reports...............................................................  63
 Supplemental Benefits.................................................  64
 Using the Policy as Collateral........................................  64
 Reinsurance...........................................................  64
 Legal Proceedings.....................................................  64

Additional Information.................................................  65
 Sale of the Policies..................................................  65
 Legal Matters.........................................................  66
 Experts...............................................................  66
 Actuarial Matters.....................................................  66
 Financial Statements..................................................  66
 Executive Officers and Directors of GE Life and Annuity Assurance
  Company..............................................................  67
 Executive Officers and Directors of Capital Brokerage Corporation.....  68
 Other Information.....................................................  70

Hypothetical Illustrations.............................................  71

Definitions

The following terms are used throughout the prospectus:


Account Value -- The total value of the Policy. It is the sum of the value of each Subaccount and the Guarantee Account.



Attained Age -- The Insured's age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the death benefit payable at the death of the Insured under a single life Policy or the death of the Last Insured under a joint and last survivor Policy.

Code -- The Internal Revenue Code of 1986, as amended.


Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.


Company -- GE Life and Annuity Assurance Company.


General Account -- Assets of GE Life & Annuity other than those allocated to Separate Account III or any of our other separate accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.


Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230.

Insured -- The person upon whose life we issue a single life Policy.

Last Insured -- The last Insured to die under a joint and last survivor Policy.

Monthly Anniversary Date -- The same date in each month as the Policy Date.

Optional Payment Plan -- A plan under which any part of death benefit Proceeds or Surrender Value Proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

Policy -- The Policy and any attached application(s), including any riders, and endorsements.


Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th or 31st of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at death of the Insured under a single life Policy and the last Insured's death under a joint and last survivor Policy or at the time of surrender.


Policy Month -- A one-month period beginning on a Monthly Anniversary Date and ending on the day immediately preceding the next Monthly Anniversary Date.

Proceeds -- The amount payable upon surrender of the Policy or the death of the Insured under a single life Policy or the death of the Last Insured under a joint and last survivor Policy. We will reduce your Proceeds by outstanding Policy Debt and any due and unpaid monthly deductions to determine the death benefit payable under the Policy.

Separate Account -- GE Life & Annuity Separate Account III, the segregated asset account of the Company to which you may allocate premiums.


Specified Amount -- An amount we use in determining the insurance coverage on an Insured's life under a single life Policy or the Insureds' lives under a joint and last survivor Policy.

Subaccount -- A subdivision of the Separate Account, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Subaccounts may be available in all states or markets.


Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Account Value less Policy Debt and less any applicable surrender charge.


Unit Value -- A unit of measure we use to calculate the value for each Subaccount.


Valuation Day -- For each Subaccount, each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding portfolio does not value its shares.


Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and continues to the end of the next Valuation Day.

Annual Expense Table

EXPENSE TABLE

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this Policy. For more complete descriptions of the various costs and expenses involved, see the "Charges and Deductions" provision in this prospectus.


Owner Transaction Expenses:/1/
-------------------------------------------------------------------------------
Maximum surrender charge (as a percentage of the initial
 premium payment surrendered):                                6%

 We reduce the surrender charge percentage over time. In general, the later you surrender, the lower the surrender charge will be.

Transfer Charge (for each transfer)                         $10/2/

Partial Surrender Processing Fee                            lesser of $25 or 2%
                                                            of amount withdrawn


Expenses (deducted monthly as a percentage of assets          Monthly Annual
in the Separate Account):                                     Expense Expense
------------------------------------------------------------------------------
Premium Tax Charge/3/                                          .0167%    0.20%

Distribution Expense Charge/3/                                 .0250%    0.30%

Maximum Mortality and Expense Risk Charge (at an effective
 annual rate of 0.35% or an effective monthly rate of .0292%
 after the tenth Policy year)                                  .0583%    0.70%
Expenses (deducted monthly as a percentage of assets          Monthly Annual
in the Separate Account and Guarantee Account)                Expense Expense
------------------------------------------------------------------------------
Administrative Expense Charge/4/                               .0333%    0.40%

Cost of Insurance Charge/5/
 Single Life                                                   .0542%    0.65%
 Joint and Last Survivor                                       .0292%    0.35%

Rider options available with the Policy
------------------------------------------------------------------------------
Accelerated Benefit Rider Charge                                      $250.00
(maximum administrative charge)

Continuation of Coverage Rider                                           $0.0


--------------------------------------------------------------------------------

 /1/We reserve the right to impose a maximum fee of $25 for the cost of preparing an inforce illustration. We do not currently charge for this service.


 /2/We reserve the right to impose a transfer charge of up to $10. We do not currently charge for this service.


 /3/Deducted monthly from Account Value attributable to each premium payment for ten years following the premium payment.

 /4/Subject to a minimum monthly deduction of $8.00.

 /5/Subject to a guaranteed maximum cost of insurance charge as shown in your Policy. This charge depends on the Insured's Attained Age, gender and applicable rating class. See the "Charges and Deductions" -- "Cost of Insurance" provision in this prospectus. We will not impose a cost of insurance charge once the Insured reaches Attained Age 100.

PORTFOLIO ANNUAL EXPENSES

The following table reflects expenses of the portfolios available in the Separate Account. Annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio's average net assets (after fee waiver and reimbursements as applicable):


                                                                                Service           Total
                                                              Management 12b-1   Share   Other    Annual
Portfolio                                                        Fees    Fees*  Fees**  Expenses Expenses
---------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund -- Series I Shares           0.61%    --      --      0.24%    0.85%
 AIM V.I. Growth Fund -- Series I Shares                         0.62%    --      --      0.26%    0.88%
 AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value
  Fund) -- Series I Shares                                       0.60%    --      --      0.25%    0.85%

Alliance Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------
 Growth and Income Portfolio -- Class B                          0.63%   0.25%    --      0.04%    0.92%
 Premier Growth Portfolio -- Class B                             1.00%   0.25%    --      0.04%    1.29%
 Quasar Portfolio -- Class B                                     0.82%   0.25%    --      0.13%    1.20%

Dreyfus
---------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios -- Emerging Markets
  Portfolio -- Initial Shares                                     --      --      --      2.00%    2.00%
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares                                                0.75%    --      --      0.03%    0.78%

Federated Insurance Series
---------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares            0.60%    --     0.10%    0.16%    0.86%
 Federated International Small Company Fund II                   0.00%    --     0.10%    1.55%    1.65%

Fidelity Variable Insurance Products Fund ("VIP")/1/
---------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                  0.48%   0.25%    --      0.11%    0.84%
 VIP Growth Portfolio -- Service Class 2                         0.58%   0.25%    --      0.10%    0.93%

Fidelity Variable Insurance Products Fund II ("VIP II")/1/
---------------------------------------------------------------------------------------------------------
 VIP II Contrafund(R) Portfolio -- Service Class 2               0.58%   0.25%    --      0.11%    0.94%

Fidelity Variable Insurance Products Fund III ("VIP III")/1/
---------------------------------------------------------------------------------------------------------
 VIP III Growth & Income Portfolio -- Service Class 2            0.48%   0.25%    --      0.11%    0.84%
 VIP III Mid Cap Portfolio -- Service Class 2                    0.58%   0.25%    --      0.11%    0.94%

GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------
 Income Fund                                                     0.50%    --      --      0.05%    0.55%
 Mid-Cap Value Equity Fund                                       0.65%    --      --      0.03%    0.68%
 Money Market Fund                                               0.38%    --      --      0.04%    0.42%
 Premier Growth Equity Fund                                      0.65%    --      --      0.02%    0.67%
 S&P 500(R) Index Fund                                           0.35%    --      --      0.04%    0.39%
 Small-Cap Value Equity Fund                                     0.80%    --      --      0.11%    0.91%
 U.S. Equity Fund                                                0.55%    --      --      0.03%    0.58%
 Value Equity Fund                                               0.65%    --      --      0.14%    0.79%

Janus Aspen Series
---------------------------------------------------------------------------------------------------------
 Aggressive Growth Portfolio -- Service Shares                   0.65%   0.25%    --      0.02%    0.92%
 Balanced Portfolio -- Service Shares                            0.65%   0.25%    --      0.01%    0.91%
 Capital Appreciation Portfolio -- Service Shares                0.65%   0.25%    --      0.01%    0.91%
 Global Life Sciences Portfolio -- Service Shares                0.65%   0.25%    --      0.17%    1.07%

                                                      Service           Total
                                    Management 12b-1   Share   Other    Annual
Portfolio                             Fees     Fees*  Fees**  Expenses Expenses
-------------------------------------------------------------------------------
 Global Technology Portfolio --
   Service Shares                      0.65%   0.25%    --      0.05%    0.95%
 Growth Portfolio -- Service Shares    0.65%   0.25%    --      0.01%    0.91%
 International Growth Portfolio --
   Service Shares                      0.65%   0.25%    --      0.06%    0.96%
 Worldwide Growth Portfolio --
   Service Shares                      0.65%   0.25%    --      0.04%    0.94%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares       0.75%   0.25%    --      0.15%    1.15%
 MFS(R) Investors Trust Series --
   Service Class Shares                0.75%   0.25%    --      0.14%    1.14%
 MFS(R) New Discovery Series --
   Service Class Shares                0.90%   0.25%    --      0.15%    1.30%
 MFS(R) Utilities Series -- Service
  Class Shares                         0.75%   0.25%    --      0.17%    1.17%

Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------
 Oppenheimer Global Securities
  Fund/VA -- Service Shares            0.64%   0.15%    --      0.06%    0.85%
 Oppenheimer Main Street Growth &
  Income Fund/VA -- Service Shares     0.68%   0.15%    --      0.05%    0.88%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares         0.25%    --     0.15%    0.50%    0.90%
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares         0.25%    --     0.15%    0.35%    0.75%
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                         0.25%    --     0.15%    0.25%    0.65%
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
   Administrative Class Shares         0.25%    --     0.15%    0.25%    0.65%

Rydex Variable Trust
-------------------------------------------------------------------------------
 OTC Fund                              0.75%    --     0.25%    0.45%    1.45%

Van Kampen Life Investment Trust
 (LIT)
-------------------------------------------------------------------------------
 Comstock Portfolio -- Class II
  Shares                               0.60%   0.25%    --      0.21%    1.06%
 Emerging Growth Portfolio -- Class
  II Shares                            0.70%   0.25%    --      0.06%    1.01%
-------------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to the Company.




 /1/Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio's expenses. In addition, through arrangements with the portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio's custodian expenses. These offsets may be discontinued at any time.


    Accordingly, the actual total operating expenses were:



   . VIP Equity-Income Portfolio -- Service Class 2  0.83%
   . VIP Growth Portfolio -- Service Class 2         0.90%
   . VIP II Contrafund(R) Portfolio -- Service
  Class 2                                            0.90%
   . VIP III Growth & Income Portfolio -- Service
  Class 2                                            0.82%
   . VIP III Mid Cap Portfolio -- Service Class 2    0.88%

Some of the portfolios are subject to fee waivers and/or expense reimbursements. The following table shows what the expenses would have been for such portfolios without fee waivers and/or expense reimbursement.


                                                     Service            Total
                                    Management 12b-1 Share     Other    Annual
Portfolio                             Fees     Fees* Fees**  Expenses  Expenses
-------------------------------------------------------------------------------
Alliance Variable Products Series
 Fund, Inc. -- Class B
-------------------------------------------------------------------------------
 Quasar Portfolio -- Class B          1.00%    0.25%   --      0.18%    1.43%

Dreyfus
-------------------------------------------------------------------------------
 Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares                     1.25%     --     --      4.15%    5.40%

Federated Insurance Series
-------------------------------------------------------------------------------
 Federated High Income Bond Fund
  II -- Service Shares                0.60%    0.25%  0.25%    0.16%    1.26%
 Federated International Small
  Company Fund II                     1.25%    0.25%  0.25%    3.79%    5.54%

MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock
  Series -- Service Class Shares      0.75%    0.25%   --      0.17%    1.17%
 MFS(R) Investors Trust Series --
   Service Class Shares               0.75%    0.25%   --      0.15%    1.15%
 MFS(R) New Discovery Series --
   Service Class Shares               0.90%    0.25%   --      0.19%    1.34%
 MFS(R) Utilities Series -- Service
  Class Shares                        0.75%    0.25%   --      0.18%    1.18%

PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------
 Foreign Bond Portfolio --
   Administrative Class Shares        0.25%     --    0.15%    0.51%    0.91%
 High Yield Portfolio (formerly,
  High Yield Bond Portfolio) --
   Administrative Class Shares        0.25%     --    0.15%    0.36%    0.76%
 Long-Term U.S. Government
  Portfolio (formerly, Long-Term
  U.S. Government Bond
  Portfolio) -- Administrative
  Class Shares                        0.25%     --    0.15%    0.26%    0.66%
 Total Return Portfolio (formerly,
  Total Return Bond Portfolio) --
   Administrative Class Shares        0.25%     --    0.15%    0.26%    0.66%
-------------------------------------------------------------------------------


 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling Policies investing in those portfolios. The portion of the 12b-1 fees assessed against the portfolios' assets attributable to the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.


** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies issuing policies investing in those portfolios. The portion of the Service Share fees assessed against the portfolios' assets attributable to the Policies will be remitted to GE Life & Annuity.


The expenses shown in the tables above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER POLICIES

We offer other variable life insurance policies which also invest in the same (or for many of the same) portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your registered representative, or call (800) 352-9910.

Policy Summary

PREMIUMS

You select an initial premium payment which will be shown in your Policy's data pages. The minimum initial premium payment is $25,000. See the "Premiums" provision of this prospectus.


You may make additional premium payments, within limits. See the "Premiums" provision of this prospectus.


Under certain circumstances, you may have to pay extra premiums to prevent termination. See the "Premium to Prevent Termination" of this prospectus.


ALLOCATION OF PREMIUMS

You allocate your premiums among up to 10 Subaccounts of the Separate Account plus the Guarantee Account at any given time. We will place any premiums you pay in a non-interest bearing account until:


 (1) the date we approve the application;


 (2) the date we receive all necessary forms (including any subsequent amendments to your application); and


 (3) the date we receive the entire initial premium.


Once all the items above are received, we will then allocate any portion of your initial premium designated to the Guarantee Account and to the Subaccounts you choose. See the "Allocating Premiums" provision of this prospectus for rules and limits.


DEDUCTIONS FROM ASSETS

Each portfolio deducts management fees and other expenses from its assets. For the year ended December 31, 2001, the minimum total annual expenses (as a percentage of average net assets) was .39% and the maximum total annual expenses (as a percentage of average net assets) was 2.00%.


We make a monthly deduction from your Account Value for


 (1) the mortality and expense risk charge at a current effective annual rate of .70% from assets in the Subaccounts during the first 10 Policy Years and at a current effective annual rate of .35% thereafter;


 (2) the administrative expense charge at a current effective annual rate of .40% from your assets in the Subaccounts and the Guarantee Account;

 (3) the cost of insurance charge (See the "Cost of Insurance" provision in this prospectus for detailed information;


 (4) the premium tax charge (deducted monthly during the first 10 years following each premium payment at a rate equivalent to an annual rate of .20% of that portion of the Policy's Value in the Separate Account attributable to each premium payment); and

 (5) the distribution expense charge (deducted monthly during the first ten Policy years following each premium payment at a rate equivalent to an annual rate of .30% of that portion of the Policy's Value in the Separate Account attributable to each premium payment).


For information concerning compensation paid for sale of the Policies, see the "Sale of the Policies" provision of this prospectus.


ACCOUNT VALUE

Account Value equals the total amount in each Subaccount and the Guarantee Account.


Account Value serves as the starting point for calculating certain values under a Policy, such as your Proceeds. Account Value varies from day to day to reflect investment experience of the Subaccounts, charges deducted and other Policy transactions (such as Policy loans, transfers, and partial surrenders). See the "How Your Account Value Varies" provision of this prospectus.


You can transfer assets among the Subaccounts and the Guarantee Account (subject to certain restrictions). We reserve the right to assess a $10 transfer charge for each transfer made after the first transfer in a calendar month. See the "Transfers for rules and limits". Policy loans reduce the amount available for allocations and transfers.


There is no minimum guaranteed Account Value. If your Policy's Continuation of Coverage Rider is in force and if there is no outstanding Policy Debt, your Policy will not terminate regardless of the investment performance of your Subaccounts. If your Policy does not have a Continuation of Coverage Rider or if the Continuation of Coverage Rider has terminated, the Policy will terminate if the Surrender Value is too low to cover the monthly deduction and the grace period expires without a sufficient payment. See the "Premium to Prevent Termination" provision of this prospectus.


CASH BENEFITS

You may take a Policy loan for up to 90% of the difference between Account Value and any Surrender Charges, minus any Policy Debt. The minimum loan amount is $1,000.00. See the "Loans" provision of this prospectus.


In each Policy Year after the first, you may make one partial surrender from your Policy. The maximum amount you may withdraw is that amount equal to the lesser of


 (a) the Surrender Value less $1,000; and

 (b) the available loan amount (which is equal to 90% of the difference between Account Value and any applicable surrender charges, minus any Policy Debt).

A processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender will apply to each partial surrender, but no surrender charge will apply. We will not permit a partial surrender that would reduce Account Value below $25,000. See the "Partial Surrender" provision of this prospectus.


While the Insured is alive under a single life Policy or the Last Insured is alive under a joint and last survivor Policy, you can surrender your Policy at any time for its Surrender Value (Account Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply within 7 policy years of the initial premium payment. See the "Surrenders and Surrender Charge" provision of this prospectus.


You may choose from a variety of payment options. See the "Requesting Payments" provision of this prospectus.


DEATH BENEFITS

We offer a death benefit. If the Attained Age of the Insured under a single life Policy or the Attained Age of the Last Insured under a joint and last survivor Policy at death is less than 100, the amount of the death benefit is the greater of Specified Amount or the Account Value multiplied by the applicable corridor percentage. If the Attained Age of the Insured under a single life Policy or the Attained Age of the Last Insured under a joint and last survivor Policy at death is 100 or more, the amount of the death benefit is the Account Value multiplied by the applicable corridor percentage. See the "Amount of Death Benefit Payable" provision of this prospectus.


We will pay a death benefit upon the death of a single Insured if you purchase the Policy on a single life basis and upon the death of the Last Insured if you purchase the Policy on a joint and last survivor basis.


A death benefit is payable as a lump sum or under a variety of payment options. See the "Requesting Payments" and "Optional Payment Plans" provision of this prospectus.


You may increase the Specified Amount. See the "Changing the Specified Amount" provision of this prospectus for rules and limits.


During the grace period, your Policy will remain in effect subject to certain provisions. See the "Your Policy Will Remain in Effect During the Grace Period" provision of this prospectus.

Risk Summary

INVESTMENT RISK

Your Account Value in the Separate Account is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. Because we continue to deduct charges from Account Value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case and if your Policy's Continuation of Coverage Rider is not in force, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Account Value, through partial surrenders and Policy loans.


RISK OF LAPSE

If the Surrender Value of your Policy is too low to pay the monthly deductions when due and if your Policy's Continuation of Coverage Rider is not in force, the Policy will be in default and a grace period will begin. There is a risk that if partial surrrenders, Policy loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.

TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Code. In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In most cases, the Policy will be a modified endowment contract. If your Policy is a modified endowment contract, certain distributions made during the Insured's lifetime under a single life Policy or the Insureds' lifetimes under a joint and last survivor life Policy, such as Policy loans and partial surrenders from, and collateral assignments of, the Policy are includable in gross income on an income-first basis. A 10% Federal penalty tax ordinarily will be imposed on income distributed before you attain age 59 1/2. Policies that are not modified endowment contracts receive preferential tax treatment with respect to certain distributions. See the "Tax Treatment of Modified Endowment Contracts" provision of this prospectus. You should consult a qualified tax advisor in all tax matters involving your Policy.

Limits on Partial Surrenders

You may make one partial surrender each Policy year after the first Policy year.

You may withdraw an amount up to the amount equal to the lesser of:


  . the Surrender Value less $1,000; and


  . the available loan amount (which is equal to 90% of the difference between Account Value and any applicable surrender charges, minus any Policy
    Debt).


The minimum partial surrender amount is $1,000.00 and we will assess a processing fee on the partial surrender. We will not permit a partial surrender that would reduce Account Value below $25,000.


A partial surrender will reduce your Account Value by the amount of the partial surrender. A partial surrender will reduce the Specified Amount in proportion to the amount the partial surrender reduces the Account Value. Federal income taxes and a penalty tax may apply to partial surrenders.


Effects of Policy Loans

A Policy loan, whether or not repaid, will affect Account Value over time because we transfer the amount of the loan from the Subaccounts and/or the Guarantee Account to the General Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guarantee Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guarantee Account and the General Account, the effect could be favorable or unfavorable.


A Policy loan also reduces the death benefit Proceeds and may terminate your Policy's Continuation of Coverage Rider if in force. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to an amount insufficient to cover Policy charges and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


Comparison With Other Insurance Policies

The Policy is similar in many ways to universal life insurance. As with universal life insurance:

  . the Owner pays premiums for insurance coverage on the Insured or Insureds;

  . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insured's or Insureds' lifetimes;

  . and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and the Account Value will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.


The Surrender Value of your Policy may decrease if the investment performance of the Subaccounts to which you allocate assets is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and your Policy's Continuation of Coverage Rider is not in force, the Policy will terminate without value after a grace period.

The Company




We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.


Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.


We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account


We established the Separate Account as a separate investment account on February 10, 1987. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the Funds described below.


The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business which we may conduct. If the Separate Account assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.


CHANGES TO THE SEPARATE ACCOUNT

The Separate Account may include other Subaccounts that are not available under this Policy. We may substitute another Subaccount or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate to the purposes of the Policies. The new Subaccounts may be limited to certain classes of Policies and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution or elimination may take place without prior notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 and applicable law.


We may also, where permitted by law:

  . create new separate accounts;

  . combine separate accounts, including the Separate Account with another separate account established by the Company;


  . transfer assets of the Separate Account, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;


  . add new Subaccounts to or remove Subaccounts from the Separate Account or combine Subaccounts;

  . make the Subaccounts available under other policies we issue;


  . add new portfolios or remove existing portfolios;


  . substitute new portfolios for any existing portfolios whose shares are no longer available for investment;


  . substitute new portfolios for any existing portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;


  . deregister the Separate Account under the Investment Company Act of 1940 in the event such registration is no longer required; and


  . operate the Separate Account under the direction of a committee or in another form.

The Portfolios


You decide the Subaccounts to which you direct premiums. You may change your premium allocation without penalty or charges. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing a Subaccount to allocate your premiums and value, carefully read the prospectus for each portfolio, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.


The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may invest in up to 10 of the Subaccounts listed below at any one time.


                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital           Seeks growth of capital.         A I M Advisors,
Appreciation Fund --                                        Inc.
 Series I Shares
------------------------------------------------------------------------------
AIM V.I. Growth Fund --    Seeks growth of capital.         A I M Advisors,
 Series I Shares                                            Inc.
------------------------------------------------------------------------------
AIM V.I. Premier Equity    Seeks to achieve long-term       A I M Advisors,
Fund (formerly, AIM V.I.   growth of capital. Income is a   Inc.
Value Fund) -- Series I    secondary objective.
Shares
------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Growth and Income          Seeks reasonable current         Alliance Capital
Portfolio -- Class B       income and reasonable            Management, L.P.
                           opportunity for appreciation
                           through investments primarily
                           in dividend-paying common
                           stocks of good quality. The
                           portfolio may also invest in
                           fixed-income securities and
                           convertible securities.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
Premier Growth             Seeks growth of capital by     Alliance Capital
Portfolio -- Class B       investing predominantly in the Management, L.P.
                           equity securities of a limited
                           number of large, carefully
                           selected, high quality U.S.
                           companies judged likely to
                           achieve superior earnings.
----------------------------------------------------------------------------
Quasar Portfolio -- Class  Seeks growth of capital by     Alliance Capital
B                          pursuing aggressive investment Management, L.P.
                           policies. This portfolio
                           invests based upon the
                           potential for capital
                           appreciation and only
                           incidentally for current
                           income. The investment
                           policies are aggressive.
----------------------------------------------------------------------------
DREYFUS

Dreyfus Investment         A non-diversified/1/ portfolio The Dreyfus
Portfolios --Emerging      seeking long-term capital      Corporation
Markets Portfolio --       growth by typically investing
Initial Shares             at least 80% of its assets in
                           the stocks of companies
                           organized, or with a majority
                           of its assets or business, in
                           emerging market countries.
----------------------------------------------------------------------------
The Dreyfus Socially       Seeks to provide capital       The Dreyfus
Responsible Growth Fund,   growth, with current income as Corporation (sub-
Inc. -- Initial Shares     a secondary goal by investing  adviser, NCM
                           primarily in the common stock  Management Group,
                           of companies that in the       Inc.)
                           opinion of the portfolio's
                           management, meet traditional
                           investment standards and
                           conduct their business in a
                           manner that contributes to the
                           enhancement of the quality of
                           life in America.
----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income      Seeks high current income.     Federated
Bond Fund II -- Service    Seeks to achieve its objective Investment
Shares                     by investing primarily in a    Management Company
                           diversified portfolio of
                           professionally managed fixed-
                           income securities. The fixed-
                           income securities in which the
                           portfolio intends to invest
                           are lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds." The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
----------------------------------------------------------------------------
Federated International    Seeks to provide long-term     Federated Global
Small Company Fund II      growth of capital. The         Investment
                           portfolio pursues this         Management Corp.
                           objective by investing at
                           least 65% of its assets in
                           equity securities of foreign
                           companies that have a market
                           capitalization at the time of
                           purchase of $1.5 billion or
                           less.
----------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")

(VIP) Equity-Income        Seeks reasonable income and    Fidelity Management
Portfolio --               will consider the potential    & Research Company;
 Service Class 2           for capital appreciation. The  (subadvised by FMR
                           portfolio also seeks a yield,  Co., Inc.)
                           which exceeds the composite
                           yield on the securities
                           comprising the S&P 500 by
                           investing primarily in income-
                           producing equity securities
                           and by investing in domestic
                           and foreign issuers.
-----------------------------------------------------------------------------
(VIP) Growth Portfolio --  Seeks capital appreciation by  Fidelity Management
 Service Class 2           investing primarily in common  & Research Company;
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")

(VIP II) Contrafund(R)     Seeks long-term capital        Fidelity Management
Portfolio --               appreciation by investing      & Research Company
 Service Class 2           mainly in common stocks and in (subadvised by
                           securities of companies whose  Fidelity Management
                           value is believed to have not  & Research (U.K.)
                           been fully recognized by the   Inc., Fidelity
                           public. This portfolio invests Management &
                           in domestic and foreign        Research (Far East)
                           issuers. This portfolio also   Inc. and Fidelity
                           invests in "growth" stocks,    Investments Japan
                           "value" stocks, or both.       Limited; FMR Co.,
                                                          Inc.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")

(VIP III) Growth & Income  Seeks high total return        Fidelity Management
Portfolio --  Service      through a combination of       & Research Company
Class 2                    current income and capital     (subadvised by
                           appreciation by investing a    Fidelity Management
                           majority of assets in common   & Research (U.K.)
                           stocks with a focus on those   Inc., Fidelity
                           that pay current dividends and Management &
                           show potential for capital     Research (Far East)
                           appreciation.                  Inc. and Fidelity
                                                          Investments Japan
                                                          Limited; FMR Co.,
                                                          Inc.)
-----------------------------------------------------------------------------
(VIP III) Mid Cap          Seeks long-term growth of      Fidelity Management
Portfolio --               capital by investing primarily & Research Company
 Service Class 2           in common stocks and at least  (subadvised by
                           80% of total assets in         Fidelity Management
                           securities of companies with   & Research (U.K.),
                           medium market capitalizations. Inc. and Fidelity
                                                          Management &
                                                          Research Far East
                                                          Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
Income Fund                Seeks to provide maximum       GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in a
                           variety of investment-grade
                           debt securities, such as
                           mortgage-backed securities,
                           corporate bonds. U.S.
                           Government securities, and
                           money market instruments.
-----------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Seeks to provide long-term     GE Asset Management
                           growth of capital and future   Incorporated
                           income by investing primarily
                           in equity securities of mid-
                           cap companies that the
                           investment adviser believes
                           are undervalued by the market
                           and have above-average growth
                           potential.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In           Investment Objective          applicable)
-------------------------------------------------------------------------------
Money Market Fund            Seeks to provide a high level  GE Asset Management
                             of current income consistent   Incorporated
                             with the preservation of
                             capital and maintenance of
                             liquidity by investing in
                             various types of U.S. dollar
                             denominated short-term money
                             market instruments.
-------------------------------------------------------------------------------
Premier Growth Equity        Seeks to provide long-term     GE Asset Management
Fund                         growth of capital and future   Incorporated
                             income rather than current
                             income by investing primarily
                             in a limited number of equity
                             securities of large and
                             medium-sized companies that
                             have above-average growth
                             histories and/or growth
                             potential.
-------------------------------------------------------------------------------
S&P 500(R) Index Fund/2/     Seeks to provide growth of     GE Asset Management
                             capital and accumulation of    Incorporated
                             income that corresponds to the (subadvised by SSgA
                             investment return of the       Funds Management,
                             Standard & Poor's 500          Inc.)
                             Composite Stock Price Index
                             through investment in common
                             stocks comprising that Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity Fund  Seeks to provide long-term     GE Asset Management
                             growth of capital by investing Incorporated
                             primarily in a portfolio of    (subadvised by
                             equity securities of small-    Palisade Capital
                             capitalization companies       Management, L.L.C.)
                             traded on U.S. securities
                             exchanges or in the U.S. over-
                             the-counter markets. The
                             portfolio defines a small-cap
                             company as one with a market
                             capitalization within the
                             capitalization range of the
                             Russell 2000 Index.
-------------------------------------------------------------------------------
U.S. Equity Fund             Seeks to provide long-term     GE Asset Management
                             growth of capital through      Incorporated
                             investments primarily in
                             equity securities of U.S.
                             companies.
-------------------------------------------------------------------------------
Value Equity Fund            Seeks to provide long-term     GE Asset Management
                             growth of capital and future   Incorporated
                             income by investing primarily
                             in equity securities of
                             companies with large sized
                             market capitalizations that
                             the investment adviser
                             considers to be undervalued by
                             the market.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth            A non-diversified/1/ portfolio Janus Capital
Portfolio -- Service         that seeks long-term growth of Management LLC
Shares                       capital.
-------------------------------------------------------------------------------
Balanced Portfolio --        Seeks long-term capital        Janus Capital
Service Shares               growth, consistent with        Management LLC
                             preservation of capital and
                             balanced by current income.
-------------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


 /2/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                             Adviser (and Sub-
                                                                Adviser, as
Subaccount Investing In         Investment Objective            applicable)
------------------------------------------------------------------------------
Capital Appreciation       A non-diversified/1/ portfolio   Janus Capital
Portfolio -- Service       that seeks long-term growth of   Management LLC
Shares                     capital.
------------------------------------------------------------------------------
Global Life Sciences       A non-diversified/1/ portfolio   Janus Capital
Portfolio -- Service       that seeks long-term growth of   Management LLC
Shares                     capital.
------------------------------------------------------------------------------
Global Technology          A non-diversified/1/ portfolio   Janus Capital
Portfolio -- Service       that seeks long-term growth of   Management LLC
Shares                     capital.
------------------------------------------------------------------------------
Growth Portfolio --        Seeks long-term growth of        Janus Capital
Service Shares             capital in a manner consistent   Management LLC
                           with the preservation of
                           capital.
------------------------------------------------------------------------------
International Growth       Seeks long-term growth of        Janus Capital
Portfolio -- Service       capital.                         Management LLC
Shares
------------------------------------------------------------------------------
Worldwide Growth           Seeks long-term growth of        Janus Capital
Portfolio -- Service       capital in a manner consistent   Management LLC
Shares                     with the preservation of
                           capital.
------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST

MFS(R) Investors Growth    Seeks to provide long-term       Massachusetts
Stock Series -- Service    growth of capital and future     Financial Services
Class Shares               income rather than current       Company ("MFS(R)")
                           income. The portfolio pursues
                           this objective by investing,
                           at least 80% of its total
                           assets in common stocks and
                           related securities, of
                           companies MFS(R) believes
                           offer better than average
                           prospects for long-term
                           growth.
------------------------------------------------------------------------------
MFS(R) Investors Trust     Seeks to provide long-term       Massachusetts
Series --Service Class     growth of capital and            Financial Services
Shares                     secondarily to provide           Company ("MFS(R)")
                           reasonable current income. The
                           portfolio pursues this
                           objective by investing, under
                           normal market conditions, at
                           least 65% of its total net
                           assets in common stocks and
                           related securities. This
                           series will also seek to
                           generate gross income equal to
                           approximately 90% of the
                           dividend yield on the Standard
                           & Poor's 500 Composite Index.
------------------------------------------------------------------------------
MFS(R)New Discovery        Seeks capital appreciation.      Massachusetts
Series --Service Class     The portfolio pursues this       Financial Services
Shares                     objective by investing at        Company ("MFS(R)")
                           least 65% of its net assets in
                           equity securities of emerging
                           growth companies.
------------------------------------------------------------------------------
MFS(R) Utilities           Seeks capital growth and         Massachusetts
Series -- Service Class    current income. The portfolio    Financial Services
Shares                     pursues this objective by        Company ("MFS(R)")
                           investing at least 80% of its
                           total assets in equity and
                           debt securities of domestic
                           and foreign companies in the
                           utilities industry.
------------------------------------------------------------------------------


 /1/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Subaccount Investing In         Investment Objective          applicable)
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Global         Seeks long-term capital        OppenheimerFunds,
Securities Fund/VA --      appreciation by investing a    Inc.
Service Shares             substantial portion of assets
                           in securities of foreign
                           issuers, "growth-type"
                           companies, cyclical industries
                           and special situations that
                           are considered to have
                           appreciation possibilities.
                           The portfolio invests mainly
                           in common stocks of U.S. and
                           foreign issuers.
----------------------------------------------------------------------------
Oppenheimer Main Street    Seeks high total return, which OppenheimerFunds,
Growth & Income            includes growth in the value   Inc.
Fund/VA -- Service Shares  of its shares as well as
                           current income, from equity
                           and debt securities. The
                           portfolio invests mainly in
                           common stocks of U.S.
                           companies.
----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio --  A non-diversified/1/ portfolio Pacific Investment
Administrative Class       seeking to maximize total      Management
Shares                     return, consistent with        Company LLC
                           preservation of capital and
                           prudent investment management.
                           The portfolio primarily
                           invests in intermediate
                           maturity hedged non-U.S. fixed
                           income securities.
----------------------------------------------------------------------------
High Yield Portfolio       Seeks to maximize total        Pacific Investment
(formerly, High Yield      return, consistent with        Management
Bond Portfolio) --         preservation of capital and    Company LLC
Administrative Class       prudent investment management.
Shares                     The portfolio primarily
                           invests in higher yielding
                           fixed income securities (also
                           known as "junk bonds").
----------------------------------------------------------------------------
Long-Term U.S. Government  Seeks to maximize total        Pacific Investment
Portfolio (formerly,       return, consistent with the    Management
Long-Term U.S. Government  preservation of capital and    Company LLC
Bond Portfolio) --         prudent investment management.
Administrative Class       The portfolio primarily
Shares                     invests in long-term maturity
                           fixed income securities.
----------------------------------------------------------------------------
Total Return Portfolio     Seeks to maximize total return Pacific Investment
(formerly, Total Return    consistent with preservation   Management
Bond Portfolio) --         of capital and prudent         Company LLC
Administrative Class       investment management. The
Shares                     portfolio primarily invests in
                           intermediate maturity fixed
                           income securities.
----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/3/                A non-diversified/1/ portfolio Rydex Global
                           that seeks to provide          Advisors
                           investment results that
                           correspond to a benchmark for
                           over-the-counter securities by
                           investing primarily in
                           securities of companies
                           included in NASDAQ 100
                           Index(TM).
----------------------------------------------------------------------------


/1/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


/3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Van Kampen Life Investment Trust (LIT)

                                                            Adviser (and Sub-
                                                               Adviser, as
Subaccount Investing In          Investment Objective          applicable)
-----------------------------------------------------------------------------
Van Kampen Life Investment
Trust (LIT)

Comstock Portfolio --       The portfolio's investment     Van Kampen Asset
Class II Shares             objective is to seek capital   Management Inc.
                            growth and income through
                            investments in equity
                            securities, including common
                            stocks, preferred stocks and
                            securities convertible into
                            common and preferred stocks.
-----------------------------------------------------------------------------
Emerging Growth             The portfolio's investment     Van Kampen Asset
Portfolio -- Class II       objective is to seek capital   Management Inc.
Shares                      appreciation.
-----------------------------------------------------------------------------


Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts of the Separate Account. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.


Shares of the portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.


When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Funds for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.


We will also receive Service Share fees from certain of the portfolios. These fees are deducted from portfolio assets attributable to the Policies and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from the assets of certain portfolios attributable to the Policies for providing distribution and shareholder support services to these portfolios. Because the Service Share fees and 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

VOTING RIGHTS



As required by law, we will vote the portfolio shares of the portfolios held in the Separate Account at special shareholder meetings based on instruction from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.


Whenever a Fund calls a shareholders meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.


We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.


We will vote portfolio shares for which instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Deductions.

Each time you allocate premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a year. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence with respect to that portion of the Account Value in the Guarantee Account represented by that particular allocation.

The initial interest rate guarantee period for any allocation will be one year. Subsequent interest rate guarantee periods will each be one year. We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof.
WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR POLICY.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at the time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. (See Transfers Before the Maturity Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we first issued the Policy, and to credit bonus interest on premium payments and Account Value allocated to the Guarantee Account participating in the dollar-cost averaging program. See Dollar-Cost Averaging. (This may not be available to all classes of Policies). We also, reserve the right, at any time, to stop accepting premium payments or transfers of Account Value to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges And Deductions

This section describes the charges and deductions we make under the Policy to compensate for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

  . the partial surrender, surrender, Policy loan and death benefits under the Policy;

  . investment options, including premium allocations, dollar-cost averaging and portfolio rebalancing programs;

  . administration of various elective options under the Policy; and

  . the distribution of various reports to Owners.

The costs and expenses we incur include:

  . those associated with underwriting applications and increases in Specified
    Amount;

  . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

  . sales and marketing expenses, including compensation paid in connection with sales of the Policies; and

  . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

  . that Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

  . that the costs of providing the services and benefits under the Policies will exceed the charges deducted; and


  . that the Guarantee Account assets will earn less than the guaranteed interest rate we credit.


We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

CHARGES ATTRIBUTABLE TO PREMIUM PAYMENTS

For 10 years after each premium payment, we deduct a monthly premium tax charge equal to an annual rate of .20% (.0167% monthly) of the portion of the assets in the Separate Account attributable to each premium payment, and a monthly distribution expense charge equal to an annual rate of .30% (.025% monthly) of that portion of the assets in the Separate Account attributable to each premium payment. We deduct these charges proportionately from your assets in each Subaccount. We do not deduct these charges from assets in the Guarantee Account.

For purposes of calculating the premium tax charge and the distribution expense charge, we attribute a portion of the assets in the Separate Account to each premium payment at the time you make the premium payment. Your initial premium payment will represent 100 percent of Account Value until you make a new premium payment. At the time you make that new premium payment, we will then determine the portion of the Policy's value attributable to both the initial premium payment and the new premium payment. The portion of the Policy's value attributable to the new premium payment will equal the percentage of the Policy's value that premium payment represents at the time it is made with the remaining portion of the Policy's value attributable to the initial premium payment. If you had previously made more than one premium payment, we would attribute the remaining Account Value to each of those premium payments on a proportional basis. We will redetermine the portion of the Policy's value attributable to premium payments you have made only when you make new premium payments.


MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a monthly mortality and expense risk charge. This corresponds to an effective annual rate of .70% (.0583% monthly) of the assets in each Subaccount during the first 10 Policy Years and to an effective annual rate of .35% (.0292% monthly). This charge is not deducted from your assets in the Guarantee Account. We will not increase this charge for the duration of your Policy.


The mortality risk we assume is the risk that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

ADMINISTRATIVE EXPENSE CHARGE

We deduct a monthly administrative expense charge. This corresponds to an effective annual rate of .40% (.0333% monthly) of the assets in each Subaccount. We also deduct an administrative expense charge monthly from the assets in the Guarantee Account at an effective annual rate of .40%. The minimum monthly deduction for the administrative expense charge is $8.00.


COST OF INSURANCE

We deduct a cost of insurance charge each month. The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. For a single life Policy, the current monthly cost of insurance charge is .0542% of the Account Value in each Subaccount and in the Guarantee Account. The effective annual rate of this charge is .65%. For a joint and last survivor

Policy, the current monthly cost of insurance charge is .0292% of Account Value in each Subaccount and in the Guarantee Account. The effective annual rate of this charge is .35%. The current charge will never be more than the guaranteed maximum monthly cost of insurance charge described below.


The guaranteed maximum monthly cost of insurance charge equals (a) times (b) and then divided by (c), where:

  (a) is the guaranteed maximum cost of insurance rate per $1,000 shown in your Policy based on the Insured's or each Insured's Attained Age, gender and rating class;

  (b) is an amount equal to the death benefit divided by 1.0032737, minus the Account Value; and


  (c) is $1,000.

We guarantee that the cost of insurance rates will never exceed the guaranteed maximum rates shown in your Policy. The cost of insurance rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables and vary based on Attained Age, gender and applicable rating class. The original rating class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different rating class may apply to the increase, based on the Insured's circumstances at the time of the increase. The guaranteed maximum cost of insurance rates are based on the Insured's Attained Age, gender and rating class. The guaranteed maximum cost of insurance rates generally increase as the Insured's Attained Age increases. Modifications to cost of insurance rates are made for rating classes other than standard.

For a joint and last survivor Policy, we determine the guaranteed maximum cost of insurance rates in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the Last Insured. As such, the death of the first Insured to die will not affect the cost of insurance scale for the second Insured.

Changes in the death benefit may affect the amount of the guaranteed maximum cost of insurance charge deductible under the Policy. Because the guaranteed maximum cost of insurance charge varies with the death benefit, an increase in specified amount or the calculation of the death benefit based on the corridor percentage (See the "Death Benefit" provision of this prospectus) may cause the guaranteed maximum cost of insurance charge to increase.


We deduct the cost of insurance charge proportionately from your Account Value in the Subaccounts and/or the Guarantee Account. The monthly deduction for cost of insurance charges will end on the Policy anniversary date on which the Insured's (younger Insured's) Attained Age is 100.

SURRENDER CHARGE

If you fully surrender your Policy within 7 years of the initial premium payment, we will deduct a surrender charge. The total surrender charge will equal a percentage of the initial premium payment you made under the Policy. For purposes of this charge, we deem the initial premium payment to be made on the first day of the first Policy Year; therefore, one year elapses on each Policy Anniversary. We show the schedule of surrender charge percentages below:

      Policy Years
          Since
     Initial Premium   Surrender Charge
         Payment          Percentage
          -----------------------------
            0                  6%
            1                5.5%
            2                4.5%
            3                3.5%
            4                  3%
            5                  2%
            6                  1%
            7+                 0%
          -----------------------------

For a joint and last survivor Policy, the surrender charge may be lower if required by state non-forfeiture law.

We will deduct this surrender charge, along with any outstanding Policy Debt, from your Account Value to determine the amount payable upon surrender.


We do not assess surrender charges based on additional Premium Payments you make under the Policy. We also do not assess a surrender charge on partial surrenders, but do assess a processing fee.

PARTIAL SURRENDER PROCESSING FEE

We deduct a partial surrender processing fee on partial surrenders you take. The fee equals the lesser of $25 or 2% of the partial surrender and will be deducted from the amount of the partial surrender. We will take the fee proportionately from the Subaccounts and/or the Guarantee Account. We will not permit a partial surrender that would reduce Account Value below $25,000.


TRANSFER CHARGE

We currently do not assess a charge for transfers. We reserve the right, however, to assess a $10 transfer charge.

OTHER CHARGES

If you request an inforce illustration of life insurance benefits under the Policy, we reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each of the portfolio's prospectus.


REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

  (1) The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.


  (2) The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.


  (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.


  (4) The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.


  (5) Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.


If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by the Separate Account.


We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is a single premium variable life insurance policy. We may issue the Policy either on the life of a single Insured or the lives of 2 Insureds on a joint and last survivor basis. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and you or your registered representative must submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision of this prospectus. The minimum initial premium is $25,000. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premium" provision of this prospectus. Coverage generally becomes effective as of the Policy Date.


Generally, we will issue a Policy covering an Insured up to age 90 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over age 90. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If you do not pay the full premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your full premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If premium is accepted with the application, the Temporary Insurance Application Agreement ("TIAA") must be completed, signed, and returned to us with the application. You should keep a copy. TIAA guidelines limit availability of temporary insurance to proposed insured(s) between the ages of 15 days and 70 years and who answer "No" to all questions on the TIAA.


Temporary insurance begins on the date the TIAA is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:


  (1) the date you withdraw the application;


  (2) 45 days after the date of the Temporary Insurance Agreement if we have not received a properly completed and signed Application-Part II-Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;

OWNER

  (3) the date we send notice to you at the address shown in the Application that we have declined to issue the Policy; and


  (4) 90 days after the date of the Temporary Insurance Agreement.


Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.

OWNER

You have rights in the Policy during the Insured's lifetime under a single life Policy or the Insureds' lifetimes under a joint and last survivor Policy. If you die before the Insured under a single life Policy or the Last Insured under a joint and last survivor Policy and there is no contingent Owner, ownership will pass to your estate.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while the Insured(s) is (are) alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.


BENEFICIARY

You designate the primary Beneficiary(ies) and contingent Beneficiary(ies) when you apply for the Policy. You may name one or more primary Beneficiary(ies) or contingent Beneficiary(ies). We will pay the death benefit Proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.


Unless an optional payment plan is chosen, we will pay the death benefit Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured under a single life Policy or the Insureds under a joint and last survivor Policy, we will pay the death benefit Proceeds to the contingent Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the death benefit Proceeds to you or your estate.

CHANGING THE BENEFICIARY

If you reserve the right, you may change the Beneficiary during the Insured's life under a single life Policy or either Insured's life under a joint and last survivor Policy. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office, or to the agent who sold it. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of:


  . the total amount of monthly deductions made against your Account Value and any charges deducted from premiums paid; plus


  .  the Account Value on the Valuation Day we receive the returned Policy.

If any state law prohibits the calculation above, we will refund the total of all premiums paid for the Policy, or other amounts as required under state law.

Premiums

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive the payment at our Home Office.


The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. See the "Tax Considerations" provision of this prospectus.


INITIAL PREMIUM

The initial premium is due on the Policy Date. Your initial premium will be shown in your Policy's data pages. The minimum initial premium is $25,000.

The total premium must equal the guideline single premium for life insurance as determined in the Code for the Policy's initial Specified Amount. The relationship between the guideline single premium and the Specified Amount depends on the Age, gender (where applicable), and risk class of the Insured. Generally, the same guideline single premium will purchase a higher Specified Amount for a younger Insured than for an older Insured of the same gender and risk class. Likewise, the same guideline single premium will purchase a slightly higher Specified Amount for a female Insured than for a male Insured of the same age and risk class. Representative Specified Amounts for a $35,000 guideline single premium are set forth below:

            Specified Amount for a $35,000 Guideline Single Premium

                         Single Life AGE-SIZE LIST

                       (Assumed Single Premium = $35,000)

                 Specified Amount ($)
                 ---------------------
           Age      Male      Female
           ---------------------------
           10    $  632,214 $  816,388
           20       432,494    543,872
           30       290,655    356,528
           40       188,448    231,285
           50       125,525    154,327
           60        87,427    105,403
           70        64,806     73,913
           80        52,125     55,347
           90        45,371     45,886
           ---------------------------

                JOINT and Last Survivor Life AGE-SIZE LIST

                       (Assumed Single Premium = $35,000)

            Male  Female
            ----  ------ Specified
            Age    Age   Amount ($)
            ---------------------
            20      20    976,524
            30      30    561,334
            40      40    346,643
            50      50    210,570
            60      60    131,557
            70      70     85,768
            80      80     60,523
            90      90     47,855
              ---------------------

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium payment, assets from another contract that qualified for a tax-free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the total 1035 rollover premium. We may allow a higher loan percentage. Replacing your existing coverage with this Policy may not be to your advantage.


ADDITIONAL PREMIUM PAYMENTS

Although the Policy is a single premium policy, you may make additional premium payments under certain circumstances, so long as there is no outstanding Policy Debt. If there is Policy Debt outstanding, we will consider any payment (other than an initial premium payment) we receive to be repayment of that debt. Should any such payment exceed the amount of Policy Debt outstanding, we will treat the amount in excess of Policy Debt as an additional premium payment. The circumstances under which you can make additional premium payments are listed below:

  (1) Increases in Specified Amount -- After the first Policy Year, you may request an increase in Specified Amount. (See the "Changing the Specified Amount" provision of this prospectus). If your request is approved, we will require you to make an additional premium payment of at least $1,000.00 in order for the increase to become effective.


  (2) In Order to Prevent Termination -- If the Surrender Value on a Monthly Anniversary Date is insufficient to cover the monthly deduction due on that Monthly Anniversary Date (and the Continuation of Coverage Rider is not in effect) then to prevent termination, you must make a payment during the grace period sufficient to cover the monthly deduction. We will mail you a notice stating the minimum payment you must make to prevent termination. You may make an additional premium payment in an amount greater than that required to prevent termination as long as the total of all premium payments, is less than the maximum premiums limitation shown in your Policy's data pages.


  (3) At Your Discretion -- You may make additional premium payments at your discretion, so long as the amount of the payment is at least $1,000 and the payment plus the total of all premiums previously paid does not exceed the maximum premiums limitation shown in your Policy's data pages. The maximum premiums limitation will be derived from the guideline premium test for life insurance set forth in the Code. If the initial premium equals the maximum premiums limitation at issue, you normally will not be able to make discretionary additional premium payments during the early years of the Policy.


If you make a discretionary additional premium payment that causes the total amount of premiums paid under the Policy to exceed the maximum premiums limitation, we will accept only the portion of the premium which, together with premiums previously paid, equals the maximum premiums limitation. We will return the excess premiums to you. We will then not accept any additional premium payments until allowed by the maximum premiums limitation.


REPAYMENT OF OUTSTANDING POLICY DEBT

If there is any outstanding Policy Debt on the date we receive a payment (other than an initial premium payment), we will treat the payment first as a repayment of outstanding Policy Debt.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your premium we allocate to each Subaccount and to the Guarantee Account. You may only direct your premiums and assets to 10 Subaccounts at any given time. Allocations to the Guarantee Account do not count as one of the 10 allocations we permit under the Policy. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.


Until we approve your application, receive all necessary forms (including any subsequent amendments to the application), and receive the entire initial premium, we will place any premium you pay into a non-interest bearing account.

Once we approve your application, we will transfer your premium to the Subaccounts and/or the Guarantee Account based on the allocation percentages you specified on the premium allocation form submitted with your application.

How Your Account Value Varies


ACCOUNT VALUE

The Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the amount held in the Guarantee Account, and any amount held in the General Account to secure Policy Debt. See Loans. We determine Account Value first on your Policy Date (or on the date we receive your initial premium payment, if later) and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and the interest we credit to the Guarantee Account, and also will vary to reflect Policy Debt, charges for the monthly deduction, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Account Value may be more or less than the premiums you paid, and you bear the investment risk with respect to the amounts allocated to the Subaccounts.


SURRENDER VALUE

The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge and any Policy Debt.


SUBACCOUNT VALUES

On any Valuation Day, the value of a Subaccount equals the number of Subaccount units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to a Subaccount, either by premium allocation, transfer of assets, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the Subaccount's Unit Value for the Valuation Day when we effect the allocation, transfer or repayment.


The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Subaccount, you transfer an amount from the Subaccount, you take a partial surrender from the Subaccount, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after a Subaccount's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for a Valuation Period is (a) divided by (b), where:

  (a) is the result of:

    (1) the value of the assets at the end of the preceding Valuation Period;
        plus


    (2) the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus


    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus


    (4) any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and


  (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period.

Transfers


GENERAL

You may transfer assets among the Subaccounts of the Separate Account and the Guarantee Account subject to certain conditions. Transfers among the Subaccounts of the Separate Account and from a Subaccount to a Guarantee Account are made as of the end of the Valuation Period that the transfer request is received at our Home Office. We may place limitations on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccount of the Separate Account. Transfers to, from, or among the Subaccounts of the Separate Account may be postponed under certain circumstances. See the "Requesting Payments" provision of this prospectus.


Transfers from any particular allocation of a Guarantee Account to a Subaccount are restricted. Unless you are participating in the dollar-cost averaging program (see the "Dollar-Cost Averaging" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which may be transferred from the Guarantee Account to the Subaccounts, but we will not limit it to less than 25% of the original allocation, plus any accrued interest on that allocation remaining in the Guarantee Account. We may restrict certain transfers from a Subaccount to the Guarantee Account. You may not make any transfers from a Subaccount to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.


We reserve the right to limit the number of transfers if it is necessary for the Policy to continue to be treated as a life insurance policy by the Internal Revenue Service. We also reserve the right to limit upon written notice, the number of transfers each calendar year to twelve.


We may not honor your transfer request:


  (1) if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests; or


  (2) if the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or


  (3) if necessary for the Policy to be treated as a life insurance policy under the Code; or


  (4) if the transfer would adversely affect unit values. This may occur if the transfer would affect one percent or more of the relevant Portfolio's total assets.


We also may not honor transfers made by third parties. (See the "Transfers by Third Parties" provision.)

When thinking about a transfer of assets, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason.


We reserve the right to assess a $10 transfer charge, for each transfer. Currently we do not assess a transfer charge. See the "Transfer Charge" provision of this prospectus.


DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Money Market Fund of the GE Investments Funds Inc, (the "Money Market Subaccount" and/or the 12 month dollar-cost averaging option under the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not ensure a profit or protect against a loss.


You may participate in the dollar-cost averaging program by selecting the program on your premium allocation form, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Subaccount and/or the Guarantee Account (if applicable) to any other Subaccount. If any transfer would leave less than $100 in the Money Market Subaccount or the Guarantee Account, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Money Market Subaccount or Guarantee Account from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date.


There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your premiums among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us in writing to automatically rebalance (on a quarterly, semi-annual or annual basis) your assets to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages and be at least 1.0%. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing.


There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Subaccounts from the portfolio rebalancing program. Portfolio rebalancing does not guarantee a profit or protect against a loss.

TRANSFER BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to conduct transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios underlying the Policies, and the managements of those portfolios share this position.


Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent you from making your own transfer requests.

Death Benefits

As long as the Policy remains in force, we will pay a claim for death benefit Proceeds upon receipt at our Home Office of:


  (1) the Policy;


  (2) satisfactory proof that the Insured under a single life Policy or both Insureds under a joint and last survivor Policy died while the Policy was in effect; and


  (3) proof of interest of the claimant. See the "Requesting Payments" provision of this prospectus.


We will pay the death benefit to the named Beneficiary. Under a joint and last survivor Policy, no death benefit Proceeds are available at the death of the first Insured to die.


AMOUNT OF DEATH BENEFIT PAYABLE

If the Attained Age of the Insured under a single life Policy or the Attained Age of the Last Insured under a joint and last survivor Policy at death is less than 100, the amount of death benefit payable equals:

  . the greater of:

   (1)the Specified Amount; or

   (2) Account Value multiplied by the applicable corridor percentage as determined using the table of percentages shown below;


  . minus any Policy Debt on that date; and

  . minus the amount of any due and unpaid monthly deductions, if the date of death occurred during a grace period.

If the Attained Age of the Insured under a single life Policy or the Attained Age of the Last Insured under a joint and last survivor Policy at death is 100 or more, the amount of the death benefit payable equals:

  . Account Value multiplied by the applicable corridor percentage;


  . minus any Policy Debt on that date; and

  . minus the amount of any due and unpaid monthly deductions, if the date of death occurred during a grace period.

Under certain circumstances, we may further adjust the amount of the death benefit payable. See the "Incontestability and Misstatement of Age or Gender" provision of this prospectus.


We determine the Specified Amount and Account Value on the date of the Insured's death under a single life Policy or the date of death of the Last Insured under a joint and last survivor Policy. For a single life Policy, the corridor percentage is 250% until attainment of the Insured's Attained Age 40 and declines after that as the Insured's Attained Age increases. For a joint and last survivor Policy, the corridor percentage is

250% until the younger Insured attains age 40 and declines after that as the younger Insured's Attained Age increases. If the younger Insured was the first to die, the corridor percentage will depend on the Attained Age that he or she would have been if still living. If the table of percentages currently in effect becomes inconsistent with any Federal income tax laws and/or regulations, we reserve the right to change the table.


                   Table of Percentages of Account Value


Attained     Corridor      Attained      Corridor       Attained        Corridor
  Age       Percentage       Age        Percentage         Age         Percentage
---------------------------------------------------------------------------------
  0-40         250%           54           157%            68             117%
   41          243%           55           150%            69             116%
   42          236%           56           146%            70             115%
   43          229%           57           142%            71             113%
   44          222%           58           138%            72             111%
   45          215%           59           134%            73             109%
   46          209%           60           130%            74             107%
   47          203%           61           128%           75-90           105%
   48          197%           62           126%            91             104%
   49          191%           63           124%            92             103%
   50          185%           64           122%            93             102%
   51          178%           65           120%        94 or older        101%
   52          171%           66           119%
   53          164%           67           118%
---------------------------------------------------------------------------------

Corridor percentages may vary by state.

CHANGING THE SPECIFIED AMOUNT

After the first Policy year, you may increase the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office.

To apply for an increase, you must complete a supplemental application and submit evidence of insurability satisfactory to us. When you request the increase, the Insured under a single life Policy, or both Insureds under a joint and last survivor Policy, must be of the same risk class as at the time we issued the Policy. Any approved increase will become effective on the date shown in the supplemental Policy data page.

For an increase in the Specified Amount to become effective, you must make an additional premium payment. This payment will depend upon the amount of the increase requested and the Attained Age, gender (where appropriate), and risk class of the Insured under a single life Policy or the Insureds under a joint and last survivor Policy. The minimum increase in Specified Amount that we will allow is one which requires a $1,000 additional premium payment.

A partial surrender will reduce the Specified Amount in proportion to the amount the partial surrender reduces the Account Value.


A change in your Specified Amount may have Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

Surrenders and Partial Surrenders

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies under a single life Policy or the Last Insured dies under a joint life and survivor Policy. The Policy will terminate on the Valuation Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy within 7 Policy years of the initial premium payment. A surrender may have adverse tax consequences. See the "Tax Considerations" provision of the prospectus.


PARTIAL SURRENDERS

After the first Policy Year, you may make one partial surrender each Policy Year thereafter. The minimum partial surrender amount is $1,000. The maximum partial surrender amount is the lesser of:

 (a) the Surrender Value less $1,000; and


 (b) the available loan amount (which is equal to 90% of the difference between Account Value and any surrender charges, minus any Policy Debt).


We will not permit a partial surrender that would reduce Account Value below $25,000.


We will deduct a processing fee from each partial surrender equal to the lesser of $25 or 2% of the amount withdrawn. No surrender charge will apply.

When you take a partial surrender, you can direct how we deduct the amount from your Account Value. If you provide no directions, we will deduct the partial surrender first from the assets of the Subaccounts on a pro-rata basis, in proportion to the assets in each Subaccount. We will deduct any remaining amount from the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time.


EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND SPECIFIED AMOUNT

A partial surrender will reduce the Account Value by the amount of the partial surrender. A partial surrender will reduce the Specified Amount in proportion to the amount the partial surrender reduces the Account Value.

Loans


GENERAL

You may borrow up to the following amount:

  . 90% of the difference between your Account Value at the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan; and minus


  .  less any outstanding Policy Debt.

The minimum Policy loan amount is $1,000. You may request Policy loans by writing our Home Office.

When you request a loan, we transfer an amount equal to the loan proceeds from your assets in the Separate Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Subaccount in which you are invested. We will take any remaining collateral from your assets in the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time. We will credit interest at an annual rate of at least 4% on that collateral. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of assets we transferred to the General Account.


On each Policy anniversary, we will transfer to the Separate Account and/or the Guarantee Account interest credited to collateral for the loan. If you provide no directions, we will allocate this amount among the Subaccounts and/or the Guarantee Account in the same manner as Policy loans are allocated.


You may repay a loan in part or in full at any time during the Insured's life under a single life Policy or either Insured's life under a joint and last survivor Policy, while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you direct when you repay the loan. If you provide no directions, we will allocate the payment according to your standing instructions for premium allocations.


PREFERRED POLICY DEBT

We will designate a portion of Policy loans taken or existing on or after the preferred loan availability date (as shown on the Policy data pages) as preferred Policy Debt. In Policy Years 2 and later, preferred Policy Debt will be at least as large as the Account Value (less any surrender charge that applies) minus the total premiums paid.


We assess a preferred loan interest rate on preferred Policy Debt as described below. We redetermine the amount of preferred Policy Debt each Policy Month. We reserve the right to change this practice at our sole discretion.

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



INTEREST RATE CHARGED

We will charge interest daily at an effective annual rate of 6% on any outstanding non-preferred Policy Debt and at an effective annual rate of 4% on preferred Policy Debt. Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Subaccount to the General Account on a pro-rata basis; then we will take the remaining interest due from amounts you allocated to the Guarantee Account, starting with the amounts that have been in the Guarantee Account for the longest period of time.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while the Insured is living and the Policy is in force under a single life Policy and while either Insured is living and the Policy is in force under a joint and last survivor Policy. We will treat any payments by you (other than the initial premium) first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See the "Premiums" provision of this prospectus.


When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and/or the Guarantee Account and allocate it as you direct when you repay the loan. If you provide no directions, we will allocate the amount according to your standing instructions for premium allocations.


You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the death benefit Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the death benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. We will credit interest at an annual rate of at least 4% on that collateral. The amount held as collateral is not affected by the Separate Account investment performance or the interest we credit on the Guarantee Account. Amounts transferred from the Separate Account as collateral will affect the Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account and/or the interest rate credited to amounts in the Guarantee Account.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have adverse tax consequences. See the "Tax Considerations" provision of this prospectus.


We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination

CONTINUATION OF COVERAGE RIDER

The Continuation of Coverage Rider may not be available in all states. However, if it is available in your state or market it will be included with your Policy. There is no charge for this rider.

If your Policy's Continuation of Coverage Rider is in force and if there is no outstanding Policy Debt, your Policy will not terminate regardless of the investment performance of your Subaccounts. If there is outstanding Policy Debt, the Continuation of Coverage Rider will terminate on the Monthly Anniversary Date on which outstanding Policy Debt exceeds the Account Value less any applicable surrender charge. In this event your Policy may lapse unless you take action. See the "Premium to Prevent Termination" provision.


On the Policy anniversary on which the Insured's or younger Insured's Attained Age is 100, this rider will automatically terminate unless you elect to continue it. We will provide you with notice and a form to make such an election 90 days prior to this date. If you elect to continue the rider, we will transfer any assets in the Separate Account to the Guarantee Account. If you transfer any assets from the Guarantee Account back into the Separate Account or if you allocate any additional premium payment to the Separate Account, the rider will terminate despite your previous election.


If this rider terminates for any reason, it cannot be reinstated.

PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Date, (unless your continuation of coverage rider is in effect) the Surrender Value of your Policy is too low to cover the monthly deduction, a Policy will be in default and a grace period will begin. In that case, we will mail you notice of the premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.


So long as there is outstanding Policy Debt, we will treat that portion of any payment received during the grace period that is less than or equal to the amount of the Policy Debt as a repayment of Policy Debt and not as an additional premium payment. If we treat a payment as a repayment of outstanding Policy Debt, we will transfer the assets held in our General Account as collateral for Policy Debt being repaid) into the Separate Account and/or the Guarantee Account, which increases the Surrender Value of the Policy, thereby preventing Policy termination.

THE GRACE PERIOD

If the Insured under a single life Policy, or the Last Insured under a joint and last survivor Policy, should die during the grace period before you pay the required premium, the death benefit will still be payable to the Beneficiary, although we will reduce the amount of the death benefit Proceeds by the amount of any due and unpaid monthly deductions and by any outstanding Policy Debt. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of necessary premium and submission of satisfactory evidence of insurability. See your Policy for further information. On the date of reinstatement, the Account Value less any outstanding Policy Debt will be allocated to the Subaccounts of the Separate Account and/or the Guarantee Account.

Payments and Telephone Transactions

REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our registered representatives. We will ordinarily pay any death benefit, loan or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the death benefit Proceeds, which we determine as of the date of the Insured's death, the amount we pay is as of the date our Home Office receives all required documents. We may pay your death benefit Proceeds in a lump sum or under an optional payment plan. See the "Optional Payment Plans" provision of this prospectus.


In most cases, when we pay the death benefit Proceeds in a lump sum, we will pay these Proceeds either:


  . (1) to your Designated Beneficiary directly in the form of a check; or


  . (2) by establishing an interest bearing account, called the "GE Secure
    Access Account," for the beneficiary, in the amount of the death benefit Proceeds.


We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payments. The GE Secure Access Account is part of our general account. It is not a bank account and it is not secured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Accounts.


Any death benefit Proceeds that we pay in a lump sum will include interest from the date of death to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we will pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce death benefit Proceeds by any outstanding Policy Debt and any due and unpaid monthly deductions.


We may delay making a payment or processing a transfer request if:

  . the disposal or valuation of the Separate Account assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or


  . the SEC by order permits postponement of payment to protect our Policy
    Owners.

We also may defer making payments attributable to a check or draft until we are satisfied the check or draft has been paid by the bank on which it was drawn. We reserve the right to defer payments from the Guarantee Account for up to six months. We will not defer payments if the law requires us to pay earlier, or if the amount payable is to be used to pay premiums on policies with us.

TELEPHONE TRANSACTIONS

You may make certain requests under your Policy by calling us provided we received your prior written authorization at our Home Office. Such requests include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

By completing the telephone authorization form, you agree that we will not be liable for any loss, liability, cost or expense when we follow the telephone instructions we receive. If we later determine that you did not make a telephone request, or the request was made without your authorization, you will bear any loss that resulted from such unauthorized transaction.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:


  . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone instructions;


  . confirming the telephone transaction in writing to you or a third party you authorized; and/or


  . tape recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone transactions.

To request a telephone transaction, please call us at 1-800-352-9910.

Tax Considerations


FEDERAL TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.


This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Tax Status of the Policy

Federal income tax law generally grants favorable treatment to life insurance; the proceeds paid on the death of the Insured (or last surviving Insured for the joint and last survivor version of the Policy) are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured(s) is alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, if the Policy is issued on a joint and last survivor basis due to the coverage of more than one Insured under the Policy, there is some uncertainty about how this limit should be calculated. As a result, we may need to return a portion of your premiums (with earnings) and impose higher cost of insurance charges in the future.


We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

  . The investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and


  . your right to choose particular investments for a Policy must be limited.

Investments in the Separate Account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Funds in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.


Although we do not control the investments of all of the portfolios (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which you can direct the investment of Account Values. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate assets among the portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets.


The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of the Separate Account.


No guarantees regarding tax treatment. The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.


Tax Treatment of Policies -- General

Death benefit Proceeds and Account Value increases. A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:


  . Death Proceeds are excludable from the gross income of the Beneficiary.

  . you are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insured (or last surviving Insured) is alive.


  . the taxation of amounts distributed while the Insured(s) is alive -- and, in particular, surrenders and loans -- depends upon whether your Policy is a "modified endowment contract." A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. The term "modified endowment contract," is defined below in the section entitled "Definition of a modified endowment contract" located in the "Special Rules for modified endowment contracts" provision of this prospectus.


Tax Treatment of Modified Endowment Contracts

Definition of a "modified endowment contract". A Policy will be classified as a modified endowment contract if either of the following is true:


  . if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test.

  . if the Policy is received in exchange for another policy that is a modified endowment contract.


In most cases, this Policy will constitute a modified endowment contract.


Tax treatment of distributions, including loans, from modified endowment contracts. If a Policy is classified as a modified endowment contract, the following special rules apply:


  . a partial surrender will be taxable to you to the extent that the Account
    Value exceeds your "investment in the contract," as defined below.


  . a full surrender and any maturity benefits paid will be taxable to the extent the amount received plus Policy Debt exceeds your investment in the contract.


  . a loan from the Policy (together with any unpaid interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.


  . a penalty tax of 10% will be imposed on the amount of any full surrender or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:


   (1) after you attain age 59 1/2,

   (2) because you have become disabled, within the meaning of the tax law, or

   (3) in substantially equal periodic payments (not less frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your Beneficiary, within the meaning of the tax law).

You will be taxed on income from this Policy at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rules if you own more than one modified endowment contract. All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.


Interpretative issues. The tax law's rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. Also, there are special considerations when the Policy is issued covering more than one insured. For example, a reduction in the Death Benefit at any time, such as may occur upon a partial withdrawal, may cause the Policy to be a modified endowment contract. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.

Tax Treatment of Policies That Are Not modified endowment contractS

Partial surrenders and full surrenders and maturity proceeds. If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial surrender only to the extent it exceeds your investment in the contract.


Similarly, full surrenders and maturity proceeds are taxable to the extent the amount received plus Policy Debt exceeds your "investment in the contract."

Loans. A loan received under a non-modified endowment contract Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes for periods when the interest crediting rate on collateral is the same as the loan interest rate. If your Policy terminates (by a full surrender or by a lapse) while the Insured (or last surviving Insured) is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.


Other Tax Rules Applicable to the Policies

Special rule for certain cash distributions in the first 15 Policy years. During the first 15 Policy years after your Policy is issued, if we distribute cash to you and reduce the death benefit Proceeds (e.g., by decreasing the Policy's Specified Amount), you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to two years before the Proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your investment in the contract.


Considerations where Insured lives past age 100. If the Insured (or surviving Insured) survives beyond the end of the mortality table used to measure charges under the Policy, which ends at age 100, the IRS may seek to deny the tax-free treatment of the death benefit Proceeds and instead to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond age 100, we have no current plans to withhold or report taxes in this situation.


Accelerated Benefit Rider. Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the death benefit if the Insured (or surviving Insured) becomes terminally ill. The accelerated benefit payment is treated in the same manner as death benefit Proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the Owner of the Policy, or is financially interested in the trade or business of the Owner, the payment would be taxable in part.


Loan interest. Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where policies are held by or for the benefit of corporations, trusts, etc. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the Beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of an individual who is:


  . a 20 percent owner of the entity; or


  . an officer, director, or employee of the trade or business, at the time first covered by the Policy.


This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of an Owner who is a 20% owner of the entity and the Owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax adviser.


Optional payment plans. If death benefit Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the death Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.


Other Considerations. The right to exchange the Policy for a permanent fixed benefit policy (see the "Exchange Privilege" provision), the right to change Owners (see the "Change of Owner" provision of this prospectus), and changes reducing future amounts of death Proceeds may have tax consequences depending upon the circumstances of each exchange or change.


Income Tax Withholding

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

Tax Status of the Company

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.


We may also incur state and local taxes, in addition to premium taxes for which a deduction from the assets in the Separate Account is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.


Changes in the Law and Other Considerations

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax advisor.

Other Policy Information


EXCHANGE PRIVILEGE

During the first 24 Policy Months, you may exchange the Policy for a flexible premium adjustable life policy offered by us or by one of our affiliates. The amount of your new policy will be the Specified Amount of this Policy on the date of the exchange. We will base premiums on the same age at issue and equivalent rating class of the Insured or Insureds, in the case of a joint and last survivor Policy, as the existing Policy. The exchange will be subject to an equitable adjustment in payments and Account Value to reflect variances, if any, in the payments and Account Value under the existing Policy and the new policy. See your Policy for further information.


OPTIONAL PAYMENT PLANS

You may elect to have the death benefit Proceeds or the Surrender Value paid in a lump sum, see the "Requesting Payments" provision of this prospectus, or under one of the following five optional payment plans:


  Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been paid out early. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

  Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the minimum period, we will discount the amount of remaining payments for the minimum period at a yearly rate of 3%. We will pay the discounted amounts in one sum to the payee's estate unless otherwise provided.


  Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount we pay each year must be at least $120 for each $1,000 of Proceeds. Payments will continue until the Proceeds are exhausted. The last payment will equal the amount of any unpaid Proceeds. If the payee dies, we will pay the amount of the remaining Proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

  Plan 4 -- Interest Income. We will make periodic payments of interest earned from the Proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

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


  Plan 5 -- Joint Life and Survivor Income. We will make equal monthly payments to 2 payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at a yearly rate of 3%. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.


In selecting an Optional Payment Plan:

  (1)the payee under a plan cannot be a corporation, association or fiduciary;

  (2)the Proceeds applied under a plan must be at least $10,000; and

  (3)the amount of each payment under a plan must be at least $50.

You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will earn interest of at least 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact your registered representative.


DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period, generally for two years from the Policy Date or effective date of the increase. This provision generally does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If the Insured under a single life Policy commits suicide while sane or insane within 2 years of the Policy Date, (subject to state exception) we will limit the death benefit Proceeds we pay under the Policy to all premiums paid (other than those required for an increase in Specified Amount), less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.


If the Insured under a single life Policy commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount (subject to state exception), we will limit the death benefit Proceeds with respect to the increase. The death benefit Proceeds attributable to the increase, will equal the additional premium payment required for the increase.

If either Insured under a joint and last survivor Policy commits suicide while sane or insane within 2 years of the Policy Date, we will limit the amount of proceeds we pay under the Policy to all premiums paid (other than those required for an increase in Specified Amount), less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.


If the first Insured to die commits suicide while sane or insane more than 2 years after the Policy Date but within 2 years after the effective date of an increase in the Specified Amount, we will limit the death benefit Proceeds with respect to that increase. The death benefit Proceeds attributable to the increase will equal the additional premium payment required for the increase. The amount payable will be treated as death benefit Proceeds and paid to the Beneficiary under the same conditions as the initial Specified Amount.


If the Last Insured commits suicide while sane or insane more than 2 years after the Policy Date but within 2 years after the effective date of an increase in the Specified Amount, we will limit the death benefit Proceeds with respect to that increase. The death benefit Proceeds attributable to the increase will equal the additional premium payment required for the increase.

Such death benefit Proceeds will be paid to the Beneficiary under the same conditions as the inital Specified Amount.

MISSTATEMENT OF AGE OR GENDER

We will adjust the death benefit Proceeds if you misstated an Insured's Age or gender in your application. Please see your Policy for details.


WRITTEN NOTICE

You should send any written notice to us at our Home Office at the address listed on page 1 of this prospectus. The notice should include the Policy number and the Insured's full name (both Insureds' full name in the case of a joint and last survivor Policy). We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.


TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that the payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary:


  . to assure compliance at all times with the definition of life insurance prescribed by the Code;


  . to make the Policy, our operations, or the operation of the Separate Account to conform with any law or regulation issued by any government agency to which they are subject; or


  . to reflect a change in the operation of the Separate Account, if allowed by the Policy.


Only an authorized officer of the Company has the right to change the Policy. No registered representative has the authority to change the Policy or waive any of its terms. An authorized officer of the Company must sign all endorsements, amendments, or riders to be valid.


REPORTS

We maintain records and accounts of all transactions involving the Policy, the Separate Account and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy.


The report will show the:

  . Specified Amount;

  . Account Value;


  . Surrender Value;

  . Policy Debt; and

  . premiums paid and charges made during the Policy Year.

We also will send you an annual and a semi-annual report for each portfolio underlying the Separate Account to which you have allocated assets, as required by the Investment Company Act of 1940. In addition, when you pay premiums, or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL BENEFITS



There are supplemental benefits that may be added to your Policy, as these benefits may not be available in all states or markets.


Continuation of Coverage Rider. While this rider is in force your policy will not terminate regardless of the investment performance of your Subaccounts. At age 100, the rider will automatically terminate unless you elect to continue it with certain conditions. There is no cost for this rider. If policy debt exceeds account value, rider is permanently terminated. See the "Termination --
 Continuation of Coverage Rider" provision of this prospectus for more information.


Accelerated Benefit Rider. Provided the Accelerated Benefit Rider is approved in your state, you may elect an Accelerated Benefit if the Insured is terminally ill. The Accelerated Benefit Rider provides you with access to a portion of the death benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Joint and last survivor policies will be eligible for acceleration only after the death of the first Insured and the diagnosis of the terminal illness of the surviving Insured.


For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:


  .  which has been diagnosed by a licensed physician;


  . the diagnosis of which is supported by clinical, radiological, laboratory or other evidence that is satisfactory to us; and


  . which a licensed physician certifies is expected to result in death within 12 months from the date of the certification.


Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see your Policy rider for more information.


The accelerated benefit will equal (a) minus (b) minus (c) minus (d), where:


  (a) is the Eligible Proceeds;


  (b) is the discount for early payment of a death benefit. The discount will be based on the annual interest rate charged for non-preferred policy loans;


  (c) is the product of


    (1) the ratio of Eligible Proceeds to Total Proceeds, and


    (2) any Policy Debt; and


  (d) is an administrative charge not to exceed $250.

Eligible Proceeds is the lesser of (a) and (b), where:


  (a) is 75% of the Total Proceeds; and


  (b) is $250,000 for all the Insured's policies in force with us.


Total Proceeds includes the Policy's death benefit had the Insured's death occurred on the date of the approval of the Accelerated Benefit claim and any term insurance on the Insured (or in the case of joint and last survivor policies the surviving Insured) added by rider. Any such rider must have at least 2 years of the term remaining as measured from the date we received proof of terminal illness.


The Accelerated Benefit will be paid in one lump sum.


Upon payment of the Accelerated Benefit the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of Eligible Proceeds to Total Proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.


USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We may reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS



We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.


On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the

Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.


Capital Brokerage Corporation, the underwriter, is not engaged in any litigation of any material nature.

Additional Information

SALE OF THE POLICIES

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("CBC") for the distribution and sale of the Policies. Pursuant to this agreement, CBC serves as principal underwriter for the Policies. CBC is located at 6630 W. Broad St., Richmond, Virginia 23230. CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc.


CBC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with the Underwriter are also licensed as insurance agents in the states in which they do business and are appointed with us.


CBC also enters into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay sales commissions and other marketing related expenses to CBC for promotion and sales of the Policies by its registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive aggregate commission of up to approximately 8.5% of the initial premium payment. This commission may be returned to us if the Policy is not continued through the first Policy Year. We may on occassion pay a higher commission for a short period of time as a special promotion. In the case of sales by CBC registered representatives, a portion of the sales commission is passed through CBC to its registered representative who sold the Policy. Because the Underwriter is our affiliate, their registered representatives are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.


CBC also receives 12b-1 fees from Alliance Variable Product Series Fund, Inc., Fidelity Variable Products Fund, Fidelity Variable Products Fund II, Fidelity Variable Products Fund III, Janus Aspen Series, MFS(R) Variable Insurance Trust, Van Kampen Life Investment Trust and Oppenheimer Variable Accounts Funds.


In the case of sales by selling firms, CBC passes through the entire amount of the sales commission to the selling firm whose registered representative sold the

Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy.

We may also make payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recover commissions, marketing, administrative and other expenses and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to the Account Value.

LEGAL MATTERS

Advice on certain legal matters relating to federal securities laws has been provided by Dwain Akins, Vice President and Associate General Counsel and Assistant Secretary of the Company.


EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account III, as of December 31, 2001 and for each of the years or lesser periods in the three-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


The report of KPMG LLP dated January 15, 2002 with respect to the audited consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.


ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of GE Life & Annuity and subsidiary included in this prospectus from the financial statements of the Separate Account. Please consider the consolidated financial statements of GE Life & Annuity only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of GE Life & Annuity and subsidiary as affecting the investment performance of the assets held in the Separate Account.


The Separate Account financial statements included in this prospectus have several Subaccounts that are not available to this Policy. The Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares and the Van Kampen Life Investment Trust -- Emerging Growth Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2002, therefore, no financial information is available for these portfolios as of the date of this prospectus.


EXECUTIVE OFFICERS AND DIRECTORS OF GE LIFE AND ANNUITY ASSURANCE COMPANY



We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.



         Name                          Positions and Offices with Depositor for Last Five Years
----------------------------------------------------------------------------------------------------------------
 Pamela S. Schutz     Director and President, GE Life and Annuity Life Assurance Company since May 1998; Chief
                      Executive Officer, GE Life and Annuity Assurance Company since June 2000; President, The
                      Harvest Life Insurance Company May 1997- November 1998; President, GE Capital Commercial
                      Real Estate (an affiliate) May 1994-November 1998.

 Thomas M. Stinson(1) Director and Senior Vice President, GE Life and Annuity Assurance Company since April
                      2000; President, Personal Financial Services of GE Life and Annuity Assurance Company
                      since 1998; General Manager of Home Depot Credit Services Account, GE Card Services (an
                      affiliate) 1993-1998.

 Elliot A. Rosenthal  Director, GE Life and Annuity Assurance Company since June 2000; Senior Vice President of
                      GE Life and Annuity Assurance Company since 1996.

 Leon E. Roday(2)     Director, GE Life and Annuity Assurance Company since June 1999; Senior Vice President, GE
                      Life and Annuity Assurance Company since May 1998; Director, Senior Vice President,
                      General Counsel and Secretary, GE Financial Assurance Holdings, Inc. (an affiliate) since
                      1996.

 Geoffrey S. Stiff    Director, GE Life and Annuity Assurance Company since May 1996; Senior Vice President, GE
                      Life and Annuity Assurance Company since March 1999; Vice President, GE Life and Annuity
                      Assurance Company May 1996-March 1999; Director and Chief
                      Executive Officer of General Electric Capital Assurance Company (an affiliate) since 1996.

 Kelly L Groh         Senior Vice President and Chief Financial Officer of GE Life and Annuity Assurance Company
                      since January, 2002; Vice President and Controller of Wealth Management Income, GE Life
                      and Annuity Assurance Company since July 2000; Vice President, Controller and Sr.
                      Financial Analyst, Financial Service of GE Life and Annuity Assurance Company since March
                      1996.

 Susan M. Mann        Vice President and Controller, GE Life and Annuity Assurance Company since April 2001;
                      Vice President and Controller, AMF Bowling, Inc. July 1998-December 2000; Chief Financial
                      Officer, World Access, Inc. (provider of travel insurance, assistance and financial market enhancement related products and services) April 1991-July 1998.

 Gary T. Prizzia(2)   Treasurer, GE Life and Annuity Assurance Company since January 2000; Assistant Treasurer
                      GE Financial Assurance Holdings, Inc. (an affiliate) since January 2000; Treasurer/Risk
                      Manager, Budapest Bank, October 1996-January 2000.

 Paul A. Haley        Senior Vice President and Chief Actuary, GE Life and Annuity Assurance Company since
                      January 2, 2002; Vice President Product Development, GE Life and Annuity Assurance Company
                      from October 1999-December 2001; Vice President and Chief Actuary, Colonial Life &
                      Accident Insurance Company, August 1997- July 1999.
----------------------------------------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.


  (1) The principal business address is GE Financial, 1650 Los Gamos Drive, San Rafael, CA 94903.


  (2) The principal business address is GE Financial, 6620 W. Broad Street, Richmond, Virginia 23230.




Executive officers serve at the pleasure of the Board of Directors and directors are elected annually by GE Life and Annuity Assurance Company's shareholders.


DIRECTORS AND OFFICERS OF CAPITAL BROKERAGE CORPORATION


                            Positions and Offices with Depositor for Last Five
           Name                                    Years
-------------------------------------------------------------------------------
 Christopher A. Cokinis(1) President and Chief Executive Officer, Capital
                           Brokerage Corporation since August 2000; Chief
                           Compliance Officer, May 2001-December 2001;
                           Assistant Vice President, American United Life
                           Insurance Co., Vice President AUL Equity Sales
                           Corp., September 1997-August 2000; Director of
                           Compliance, Lincoln National Life Insurance Co. May
                           1995-September 1997

 Thomas W. Casey(3)        Mr. Casey is currently a Senior Vice President and a
                           member of the Board of Directors of GE Group Life
                           Assurance Company, Senior Vice President of GE Group
                           Administrators, Inc. Mr. Casey holds a similar
                           position in various companies with the GE Financial
                           Assurance Holdings, Inc. ("GEFA") holding company
                           system; Mr. Casey also holds an officer position
                           with GE Capital Corporation, GEFA's parent company;
                           and with General Electric Company as a Senior Vice
                           President and Chief Financial Officer to GE
                           Financial Assurance, Richmond, Virginia since 1994;

 Victor C. Moses(2)        Senior Vice President of General Electric Capital
                           Assurance Company and Capital Brokerage Corporation
                           since September 1991

 Geoffrey S. Stiff         President and Chief Executive Officer of General
                           Electric Capital Assurance Company; Senior Vice
                           President, Capital Brokerage Corporation since May
                           1993; Mr. Stiff holds a similar position in various
                           companies within GE Financial Assurance Holdings,
                           Inc. ("GEFA") since 1993.

 Ward E. Bobitz(3)         Vice President and Assistant Secretary, Capital
                           Brokerage Corporation, April 1999; Mr. Bobitz is
                           currently the Vice President and Assistant Secretary
                           of GE Life and Annuity Assurance Company. Mr. Bobitz
                           holds similar positions in other companies with the
                           GE Financial Assurance Holdings, Inc. since 1997.

 Joan H. Cleveland(4)      Vice President, Capital Brokerage Corporation since
                           March 2001; Vice President, GEFA Lynchburg since
                           July 2000.

 Brenda Daglish(5)         Vice President, Capital Brokerage Corporation since
                           February 2000; and Assistant Treasurer, Capital
                           Brokerage Corporation since September 1994; Ms.
                           Daglish is currently a Vice President and Assistant
                           Treasurer of Phoenix Group Services, Inc. Ms.
                           Daglish holds a similar position in various
                           companies within GE Financial Assurance Holdings,
                           Inc. since 1994.

                           Positions and Offices with Depositor for Last Five
          Name                                    Years
-------------------------------------------------------------------------------
 William E. Daner        Vice President, Counsel and Secretary, Capital
                         Brokerage Corporation since September 1999; Vice
                         President and Counsel for The Life Insurance Company
                         of Virginia October 1998-December 1998; Second Vice
                         President and Counsel, 1997-1998;

 Richard G. Fucci(5)     Vice President, Capital Brokerage Corporation since
                         January 2001; Vice President and Controller since July
                         1999. Mr. Fucci joined GE Financial Assurance group
                         companies in 1998.

 Gary T. Prizzia(3)      Treasurer, Signature Agency, Inc., Capital Brokerage
                         Corporation since January 2000; Mr. Prizzia holds a
                         similar position in various companies within the GE
                         Financial Assurance Holdings, Inc.

 Edward J. Wiles, Jr.(6) Senior Vice President and Chief Compliance Officer,
                         Capital Brokerage Corporation since December 2001; Mr.
                         Wiles holds similar positions in other companies within the GE Financial Assurance Holdings, Inc. since
                         1989.

 Kelly L. Groh           Chief Financial Officer and Controller, Capital
                         Brokerage Corporation; Ms. Groh holds a similar
                         position in various companies within the GE Financial
                         Assurance Holdings, Inc. since March 1996.
-------------------------------------------------------------------------------


The principal business address of each person listed, unless otherwise indicated, is 6610 W. Broad Street, Richmond, Virginia 23230.


  (1) The principal business address is GE Financial, 6630 West Broad Street, Richmond, VA 23230


  (2) The principal business address is GE Financial, 601 Union Street, Suite 1300, Seattle, WA 98101


  (3) The principal business address is GE Financial, 6620 West Broad Street, Richmond, VA 23230


  (4) The principal business address is GE Financial, 700 Main Street, Lynchburg, VA 24505


  (5) The principal business address is GE Financial, 6604 West Broad Street, Richmond, VA 23230


  (6) The principal business address is GE Financial, 777 Long Ridge Rd., Bldg. B, Stamford, CT 06840



OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Separate Account III, the Company, and the Policies offered. Statements in this prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations

The following tables illustrate how the death benefits, Account Values and Surrender Values of a Policy change with the investment experience of the Separate Account and with changes in the cost of insurance charges. The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all premiums are allocated to the Separate Account, and if no Policy loans, partial surrenders or transfer requests have been made. The tables are based on the assumption that the Owner has not requested an increase in the Specified Amount of the Policy.


The tables illustrate both a single life and joint and last survivor Policy issued to a male insured, age 60, with a total planned premium of $70,000 (single life); and a male insured, age 60, and a female insured, age 60, with a total planned premium of $70,000 (joint life). The second column of each illustration shows the accumulated value of the premiums paid at the stated interest rate. The remaining columns illustrate the death benefit, Account Value and Surrender Value of a Policy over the designated period under varying assumptions of investment rates of return and cost of insurance charges.

The guaranteed cost of insurance charges allowable under the Policy (shown in the illustrations as "guaranteed") are based upon the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for any substandard rating class. These guaranteed maximum charges are used to determine the maximum monthly deduction for cost of insurance. The Company currently deducts lower cost of insurance charges (shown in the illustrations as "current") and anticipates deducting these charges for the foreseeable future but reserves the right to change.


For single life Policies the current cost of insurance charge is equal to a monthly rate of .0542% of the assets Value in each Subaccount and the Guarantee Account on the Monthly Anniversary Date. This is equivalent to an annual rate of .65% of the assets Value in the Separate Account and the Guarantee Account. For joint and last survivor Policies, the current cost of insurance charge is equal to a monthly rate of .0292% of the assets Value in each Subaccount and the Guarantee Account on the Monthly Anniversary Date. This is equivalent to an annual rate of .35% of the assets Value in the Separate Account and the Guarantee Account.


The illustration columns using the guaranteed cost of insurance charges will show the minimum values that would be available under the Policy's terms based on the assumed investment rates of return of 0%, 6% or 12%. The death benefits, Account Values and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6% or 12%, over a period of years, but fluctuated above and below those averages for individual Policy years. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment ratio of return. Actual rates of return for a particular Policy may be more or less than hypothetical investment rates of return used in the illustrations.

In addition to illustrations based on the arithmetic average, the Company may, from time to time, provide personalized illustrations based on a weighted average of the portfolios selected.


The illustration columns using the cost of insurance charges currently deducted by the Company assume those current cost of insurance charges are continued for the entire period indicated. Although the Company currently makes deductions for cost of insurance based upon the current charges, and anticipates continuing such practice for the foreseeable future, THERE IS NO GUARANTEE THAT SUCH CHARGES WILL BE CONTINUED. At the discretion of the Company, the charges could be increased or decreased, based upon its estimate of expected mortality. Thus, the values in the illustrations using current cost of insurance charges indicate values that would be available, assuming the stated investment rates of return, if the current cost of insurance charges are continued. THOSE COLUMNS DO NOT ILLUSTRATE VALUES THAT WOULD BE GUARANTEED IF THE HYPOTHETICAL INVESTMENT RATES OF RETURN WERE EARNED.


The illustrations assume an average annual expense ratio of 0.94% of the average daily net assets of the Funds available under the Policies, based on the Funds' fees and expenses for the year ended December 31, 2001 as shown in the "Portfolio Annual Expense Table" provision in this prospectus. (These fees and expenses, and therefore the illustrations, reflect certain fee waivers and reimbursements provided by some of the Funds. We cannot guarantee that these fee waivers and reimbursements will continue.) For information on Fund fees and expenses, see the prospectus for the Funds accompanying this prospectus. The illustrations also take into account the charge by us to an Investment Subdivision for assuming mortality and expense risks, made daily at an annual rate of .70% of the net assets of the Subaccount. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -1.64%, 4.36%, and 10.36% respectively.


The average daily charge for the portfolio expenses reflects voluntary expense agreements between certain of the portfolios and their investment managers. These expense agreements could terminate at any time. See the "Portfolio Annual Expenses" section of this prospectus. If these agreements terminate, the values shown on the following pages would be less.


All of the information used to determine average fees and expenses for the illustrations was provided by the Funds. In some cases, estimates were substituted by the Funds for the actual fees and expenses. The Company does not represent that such estimates are true and complete, and has not independently verified any of these figures.


The illustrations also take into account the monthly charges by the Company for the premium tax charge, distribution expense charge, mortality and expense risk charge, administrative expense charge and cost of insurance charge.


The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since the Company is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits Surrender Values and Account Values illustrated. (See the "Federal Tax Matters" provision of this prospectus.)


The tables also do not reflect any reduction in charges available to certain groups (See Reduction of Charges for Group Sales); if the reduced charges were illustrated they would show increased Account Values.

Upon request, the Company will provide a personalized illustration based upon the Attained Age, gender, and rating class of the proposed Insured under a single life Policy or the proposed Insureds under a joint and last survivor Policy and the proposed premium payments.

Single Life Variable Life Insurance


Male Issue Age 60       Initial Specified Amount  $174,853
Rating 100% (Standard)  Initial Premium            $70,000
Level Death Benefit     Total Planned Premium (1)  $70,000

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Maximum       Return with Maximum         Return with Maximum
        Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
   1       73,500    62,343   66,543  174,851  66,453   70,653  174,851    70,564    74,764   174,851
   2       77,175    59,106   62,956  174,851  67,331   71,181  174,851    76,052    79,902   174,851
   3       81,034    56,057   59,207  174,851  68,408   71,558  174,851    82,304    85,454   174,851
   4       85,085    52,808   55,258  174,851  69,303   71,753  174,851    89,017    91,467   174,851
   5       89,340    48,969   51,069  174,851  69,635   71,735  174,851    95,898    97,998   174,851
   6       93,807    45,194   46,594  174,851  70,067   71,467  174,851   103,723   105,123   174,851
   7       98,497    41,094   41,794  174,851  70,216   70,916  174,851   112,238   112,938   174,851
   8      103,422    36,619   36,619  174,851  70,044   70,044  174,851   121,561   121,561   174,851
   9      108,593    31,016   31,016  174,851  68,805   68,805  174,851   131,133   131,133   174,851
  10      114,023    24,912   24,912  174,851  67,139   67,139  174,851   141,826   141,826   174,851
  15      145,525       *        *    174,851  51,673   51,673  174,851   224,693   224,693   240,421
  20      185,731       *        *    174,851     *        *    174,851   358,847   358,847   376,789
  25      237,045       *        *    174,851     *        *    174,851   566,988   566,988   595,338
  30      302,536       *        *    174,851     *        *    174,851   880,678   880,678   924,712
  35      386,121       *        *    174,851     *        *    174,851 1,380,526 1,380,526 1,394,331
-----------------------------------------------------------------------------------------------------

  * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume a single premium of $70,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.64%, 4.36%, and 10.36%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Single Life Variable Life Insurance

Male Issue Age 60       Initial Specified Amount  $174,853
Rating 100% (Standard)  Initial Premium            $70,000
Level Death Benefit     Total Planned Premium (1)  $70,000

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Current       Return with Current         Return with Current
        Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
   1       73,500    63,598   67,798  174,851   67,704   71,904 174,851    71,811    76,011   174,851
   2       77,175    61,815   65,665  174,851   70,010   73,860 174,851    78,688    82,538   174,851
   3       81,034    60,449   63,599  174,851   72,720   75,870 174,851    86,475    89,625   174,851
   4       85,085    59,148   61,598  174,851   75,484   77,934 174,851    94,871    97,321   174,851
   5       89,340    57,560   59,660  174,851   77,954   80,054 174,851   103,577   105,677   174,851
   6       93,807    56,383   57,783  174,851   80,831   82,231 174,851   113,352   114,752   174,851
   7       98,497    55,266   55,966  174,851   83,768   84,468 174,851   123,905   124,605   174,851
   8      103,422    54,205   54,205  174,851   86,766   86,766 174,851   135,305   135,305   174,851
   9      108,593    52,500   52,500  174,851   89,127   89,127 174,851   146,923   146,923   174,851
  10      114,023    50,848   50,848  174,851   91,551   91,551 174,851   159,627   159,627   185,168
  15      145,525    45,221   45,221  174,851  109,251  109,251 174,851   253,264   253,264   270,993
  20      185,731    40,216   40,216  174,851  130,372  130,372 174,851   404,477   404,477   424,701
  25      237,045    35,766   35,766  174,851  155,576  155,576 174,851   639,453   639,453   671,426
  30      302,536    31,808   31,808  174,851  185,654  185,654 194,936 1,007,326 1,007,326 1,057,692
  35      386,121    28,288   28,288  174,851  222,716  222,716 224,943 1,595,211 1,595,211 1,611,163
-----------------------------------------------------------------------------------------------------

 (1) The values illustrated assume a single premium of $70,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
 (2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
 (3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.64%, 4.36%, and 10.36%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Joint and Survivor Variable Life Insurance

Male Issue Age 60 Rating 100% (Standard)    Initial Specified Amount  $263,113
Female Issue Age 60 Rating 100% (Standard)  Initial Premium            $70,000
Level Death Benefit                         Total Planned Premium (1)  $70,000

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Maximum       Return with Maximum         Return with Maximum
        Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
   1       73,500    64,012   68,212  263,112   68,145   72,345 263,112    72,277    76,477   263,112
   2       77,175    62,552   66,402  263,112   70,852   74,702 263,112    79,641    83,491   263,112
   3       81,034    61,404   64,554  263,112   73,911   77,061 263,112    87,933    91,083   263,112
   4       85,085    60,198   62,648  263,112   76,953   79,403 263,112    96,846    99,296   263,112
   5       89,340    58,559   60,659  263,112   79,608   81,708 263,112   106,077   108,177   263,112
   6       93,807    57,158   58,558  263,112   82,551   83,951 263,112   116,379   117,779   263,112
   7       98,497    55,613   56,313  263,112   85,407   86,107 263,112   127,466   128,166   263,112
   8      103,422    53,892   53,892  263,112   88,148   88,148 263,112   139,412   139,412   263,112
   9      108,593    51,259   51,259  263,112   90,047   90,047 263,112   151,609   151,609   263,112
  10      114,023    48,373   48,373  263,112   91,768   91,768 263,112   164,863   164,863   263,112
  15      145,525    28,929   28,929  263,112  100,120  100,120 263,112   263,753   263,753   282,215
  20      185,731       *        *    263,112   90,878   90,878 263,112   425,661   425,661   446,944
  25      237,045       *        *    263,112   27,949   27,949 263,112   680,353   680,353   714,370
  30      302,536       *        *    263,112     *        *    263,112 1,068,438 1,068,438 1,121,860
  35      386,121       *        *    263,112     *        *    263,112 1,682,663 1,682,663 1,699,490
-----------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume a single premium of $70,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.64%, 4.36%, and 10.36%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Joint and Survivor Variable Life Insurance

Male Issue Age 60 Rating 100% (Standard)    Initial Specified Amount  $263,113
Female Issue Age 60 Rating 100% (Standard)  Initial Premium            $70,000
Level Death Benefit                         Total Planned Premium (1)  $70,000

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums      Return with Current       Return with Current         Return with Current
        Accumulated      Charges (2)(3)            Charges (2)(3)              Charges (2)(3)
End of     At 5%    ------------------------- ------------------------- -----------------------------
Policy   Interest   Surrender Account  Death  Surrender Account  Death  Surrender  Account    Death
 Year    Per Year     Value    Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
   1       73,500    64,012   68,212  263,112   68,145   72,345 263,112    72,277    76,477   263,112
   2       77,175    62,552   66,402  263,112   70,852   74,702 263,112    79,641    83,491   263,112
   3       81,034    61,404   64,554  263,112   73,911   77,061 263,112    87,933    91,083   263,112
   4       85,085    60,262   62,712  263,112   76,953   79,403 263,112    96,846    99,296   263,112
   5       89,340    58,821   60,921  263,112   79,709   81,809 263,112   106,077   108,177   263,112
   6       93,807    57,782   59,182  263,112   82,887   84,287 263,112   116,419   117,819   263,112
   7       98,497    56,793   57,493  263,112   86,141   86,841 263,112   127,621   128,321   263,112
   8      103,422    55,852   55,852  263,112   89,471   89,471 263,112   139,759   139,759   263,112
   9      108,593    54,258   54,258  263,112   92,182   92,182 263,112   152,217   152,217   263,112
  10      114,023    52,709   52,709  263,112   94,975   94,975 263,112   165,785   165,785   263,112
  15      145,525    47,585   47,585  263,112  115,051  115,051 263,112   266,001   266,001   284,621
  20      185,731    42,959   42,959  263,112  139,370  139,370 263,112   429,289   429,289   450,754
  25      237,045    38,783   38,783  263,112  168,831  168,831 263,112   687,420   687,420   721,791
  30      302,536    35,013   35,013  263,112  204,519  204,519 263,112 1,099,271 1,099,271 1,154,235
  35      386,121    31,609   31,609  263,112  247,750  247,750 263,112 1,760,111 1,760,111 1,777,712
-----------------------------------------------------------------------------------------------------

 (1) The values illustrated assume a single premium of $70,000 with no additional premiums. Values would be different if premiums are paid with a different frequency or in different amounts.
 (2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
 (3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.64%, 4.36%, and 10.36%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-13

Statements of Changes in Net Assets........................................ F-36

Notes to Financial Statements.............................................. F-60

                         INDEPENDENT AUDITORS' REPORT

Policyholders
GE Life & Annuity Separate Account III
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund-- Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund-Service Class 2-- Equity-Income and Growth Portfolios; the Variable Insurance Products Fund III-Service Class 2--Growth & Income and Mid Cap Portfolios; the Variable Insurance Products Fund II-Service Class 2--Contrafund Portfolio; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Growth, Worldwide Growth, Balanced, International Growth, and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the AIM Variable Insurance Funds--AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds; the Alliance Variable Products Series Fund, Inc.--Growth and Income, Premier Growth, and Quasar Portfolios; the Dreyfus--Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the Rydex Variable Trust--OTC Fund; and the MFS Variable Insurance Trust--MFS Utility, MFS Investors Growth Stock, MFS Investors Trust, and MFS New Discovery Series) as of December 31, 2001, the related statements of operations and changes in net assets for each of the years or lesser periods in the three year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account III as of December 31, 2001, the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended, and their financial highlights for the year or lesser period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                      GE Investments Funds, Inc.
                   -------------------------------------------------------------------------------------------------------------
                                Money      Total   International Real Estate Global   Mid-Cap               U.S.      Premier
                    S&P 500     Market    Return      Equity     Securities  Income Value Equity  Income   Equity  Growth Equity
                   Index Fund    Fund      Fund        Fund         Fund      Fund      Fund       Fund     Fund       Fund
                   ---------- ---------- --------- ------------- ----------- ------ ------------ --------- ------- -------------
Assets
Investments in GE
Investments
Funds, Inc., at
fair value (note
2):
 S&P 500 Index
 Fund (282,140
 shares; cost --
  $6,872,795)....  $5,978,548        --        --         --           --       --         --          --      --         --
 Money Market
 Fund (12,568,409
 shares; cost --
  $12,568,409)...         --  12,568,409       --         --           --       --         --          --      --         --
 Total Return
 Fund (117,835
 shares;
 cost --
  $1,711,974)....         --         --  1,707,426        --           --       --         --          --      --         --
 International
 Equity Fund
 (64,778 shares;
 cost --
  $532,284)......         --         --        --     536,359          --       --         --          --      --         --
 Real Estate
 Securities Fund
 (60,591 shares;
 cost --
  $849,567)......         --         --        --         --       895,533      --         --          --      --         --
 Global Income
 Fund (3,413
 shares;
 cost --
  $31,741).......         --         --        --         --           --    31,914        --          --      --         --
 Mid-Cap Value
 Equity Fund
 (86,643 shares;
 cost --
  $1,389,739)....         --         --        --         --           --       --   1,356,823         --      --         --
 Income Fund
 (102,037 shares;
 cost --
  $1,239,507)....         --         --        --         --           --       --         --    1,250,973     --         --
 U.S. Equity Fund
 (10,504 shares;
 cost --
  $358,604)......         --         --        --         --           --       --         --          --  338,327        --
 Premier Growth
 Equity Fund
 (10,776 shares;
 cost --
  $808,115)......         --         --        --         --           --       --         --          --      --     747,230
 Value Equity
 Fund (5,507
 shares;
 cost --
  $48,730).......         --         --        --         --           --       --         --          --      --         --
 Small-Cap Value
 Equity Fund
 (8,192 shares;
 cost --
  $96,138).......         --         --        --         --           --       --         --          --      --         --
Dividend
Receivable.......         --         --        --         --           --       --         --          --      --         --
Receivable from
affiliate........         --       1,856       414        --           --     1,102        --          --      --          97
Receivable for
units sold.......         --   2,231,564       250        --           --       --      23,130         --    4,619        --
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
 Total assets....   5,978,548 14,801,829 1,708,090    536,359      895,533   33,016  1,379,953   1,250,973 342,946    747,327
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
Liabilities
Accrued expenses
payable to
affiliate
(note 4).........       4,727      5,484       716     16,941        6,855       14      1,445       1,089   1,235        305
Payable for units
withdrawn........         --         --        --         --           --       --         --          --      --         --
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
 Total
 liabilities.....       4,727      5,484       716     16,941        6,855       14      1,445       1,089   1,235        305
                   ---------- ---------- ---------    -------      -------   ------  ---------   --------- -------    -------
Net assets
attributable to
variable life
policyholders....  $5,973,821 14,796,345 1,707,374    519,418      888,678   33,002  1,378,508   1,249,884 341,711    747,022
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Outstanding
units: Type I ...     138,814    810,426    51,334     41,454       41,820    3,313     71,065     103,897  19,782     73,412
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Net asset value
per unit: Type
I................  $    39.90      17.45     33.26      12.53        21.25     9.96      16.95       12.03   11.16       9.86
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Outstanding
units: Type II ..      51,742     62,265       --         --           --       --      16,047         --   13,161      2,652
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
Net asset value
per unit: Type
II...............  $     8.41      10.51       --         --           --       --       10.84         --     9.19       8.74
                   ========== ========== =========    =======      =======   ======  =========   ========= =======    =======
                   Value   Small-Cap
                   Equity Value Equity
                    Fund      Fund
                   ------ ------------
Assets
Investments in GE
Investments
Funds, Inc., at
fair value (note
2):
 S&P 500 Index
 Fund (282,140
 shares; cost --
  $6,872,795)....     --        --
 Money Market
 Fund (12,568,409
 shares; cost --
  $12,568,409)...     --        --
 Total Return
 Fund (117,835
 shares;
 cost --
  $1,711,974)....     --        --
 International
 Equity Fund
 (64,778 shares;
 cost --
  $532,284)......     --        --
 Real Estate
 Securities Fund
 (60,591 shares;
 cost --
  $849,567)......     --        --
 Global Income
 Fund (3,413
 shares;
 cost --
  $31,741).......     --        --
 Mid-Cap Value
 Equity Fund
 (86,643 shares;
 cost --
  $1,389,739)....     --        --
 Income Fund
 (102,037 shares;
 cost --
  $1,239,507)....     --        --
 U.S. Equity Fund
 (10,504 shares;
 cost --
  $358,604)......     --        --
 Premier Growth
 Equity Fund
 (10,776 shares;
 cost --
  $808,115)......     --        --
 Value Equity
 Fund (5,507
 shares;
 cost --
  $48,730).......  49,619       --
 Small-Cap Value
 Equity Fund
 (8,192 shares;
 cost --
  $96,138).......     --     98,385
Dividend
Receivable.......     --        --
Receivable from
affiliate........     --        --
Receivable for
units sold.......     --        --
                   ------ ------------
 Total assets....  49,619    98,385
                   ------ ------------
Liabilities
Accrued expenses
payable to
affiliate
(note 4).........     --        --
Payable for units
withdrawn........     --        --
                   ------ ------------
 Total
 liabilities.....     --        --
                   ------ ------------
Net assets
attributable to
variable life
policyholders....  49,619    98,385
                   ====== ============
Outstanding
units: Type I ...     --        --
                   ====== ============
Net asset value
per unit: Type
I................     --        --
                   ====== ============
Outstanding
units: Type II ..   5,347     7,759
                   ====== ============
Net asset value
per unit: Type
II...............    9.28     12.68
                   ====== ============

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                     Oppenheimer Variable
                                                                                       Account Funds --
                                     Oppenheimer Variable Account Funds                 Class 2 Shares
                          --------------------------------------------------------- ----------------------
                                                                                               Main Street
                                       Capital    Aggressive              Multiple    Global    Growth &
                             Bond    Appreciation   Growth   High Income Strategies Securities   Income
                           Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA    Fund/VA     Fund/VA
                          ---------- ------------ ---------- ----------- ---------- ---------- -----------
Assets
Investments in
Oppenheimer Variable
Account Funds, at fair
value (note 2):
 Bond Fund/VA (148,865
 shares; cost --
  $1,685,779)...........  $1,668,781        --          --          --         --        --          --
 Capital Appreciation
 Fund/VA (105,990
 shares; cost --
  $4,807,667)...........         --   3,877,132         --          --         --        --          --
 Aggressive Growth
 Fund/VA (122,792
 shares; cost --
  $6,681,353)...........         --         --    5,000,088         --         --        --          --
 High Income Fund/VA
 (367,365 shares;
 cost -- $3,801,460)....         --         --          --    3,137,295        --        --          --
 Multiple Strategies
 Fund/VA (215,426
 shares; cost --
  $3,479,442)...........         --         --          --          --   3,317,565       --          --
Investments in
Oppenheimer Variable
Account Funds -- Class 2
Shares, at fair value
(note 2):
 Global Securities
 Fund/VA (12,063 shares;
 cost -- $274,611)......         --         --          --          --         --    274,791         --
 Main Street Growth &
 Income Fund/VA (7,211
 shares; cost --
  $134,077).............         --         --          --          --         --        --      136,648
Dividend Receivable.....         --         --          --          --         --        --          --
Receivable from
affiliate...............         658        --          654       1,404        187       --          --
Receivable for units
sold....................         --         --          399         --         250       --          --
                          ----------  ---------   ---------   ---------  ---------   -------     -------
 Total assets...........   1,669,439  3,877,132   5,001,141   3,138,699  3,318,002   274,791     136,648
                          ----------  ---------   ---------   ---------  ---------   -------     -------
Liabilities
Accrued expenses payable
to affiliate (note 4)...         714      9,922       2,145       1,346      1,422       --          --
Payable for units
withdrawn...............         --         --          --          --         --        --          --
                          ----------  ---------   ---------   ---------  ---------   -------     -------
 Total liabilities......         714      9,922       2,145       1,346      1,422       --          --
                          ----------  ---------   ---------   ---------  ---------   -------     -------
Net assets attributable
to variable life
policyholders...........  $1,668,725  3,867,210   4,998,996   3,137,353  3,316,580   274,791     136,648
                          ==========  =========   =========   =========  =========   =======     =======
Outstanding units: Type
I ......................      66,563     87,276     125,888      99,852    103,256       --          --
                          ==========  =========   =========   =========  =========   =======     =======
Net asset value per
unit: Type I............  $    25.07      44.31       39.71       31.42      32.12       --          --
                          ==========  =========   =========   =========  =========   =======     =======
Outstanding units: Type
II .....................         --         --          --          --         --     30,600      16,001
                          ==========  =========   =========   =========  =========   =======     =======
Net asset value per
unit: Type II...........  $      --         --          --          --         --       8.98        8.54
                          ==========  =========   =========   =========  =========   =======     =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Variable Insurance Products    Variable Insurance    Variable Insurance
                                       Fund                 Products Fund II      Products Fund III
                          ------------------------------- -------------------- -----------------------
                            Equity-                         Asset              Growth &     Growth
                            Income     Growth   Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ----------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
Insurance Products Fund,
at fair value (note 2):
 Equity-Income Portfolio
 (541,199 shares;
 cost -- $12,281,412)...  $12,312,278       --        --        --        --        --          --
 Growth Portfolio
 (296,953 shares;
 cost -- $12,136,550)...          --  9,980,578       --        --        --        --          --
 Overseas Portfolio
 (167,653 shares;
 cost -- $3,338,080)....          --        --  2,327,021       --        --        --          --
Investments in Variable
Insurance Products Fund
II at fair value (note
2):
 Asset Manager Portfolio
 (410,573 shares;
 cost -- $6,362,475)....          --        --        --  5,957,412       --        --          --
 Contrafund Portfolio
 (385,806 shares;
 cost -- $8,550,030)....          --        --        --        --  7,766,283       --          --
Investments in Variable
Insurance Products Fund
III, at fair value (note
2):
 Growth & Income
 Portfolio (37,421
 shares; cost --
  $564,719).............          --        --        --        --        --    493,581         --
 Growth Opportunities
 Portfolio (21,306
 shares; cost --
  $437,196).............          --        --        --        --        --        --      322,358
Dividend Receivable.....          --        --        --        --        --        --          --
Receivable from
affiliate...............        3,737       --        --        --        --        --          --
Receivable for units
sold....................          --        --        --        250       --     22,552         --
                          ----------- --------- --------- --------- ---------   -------     -------
 Total assets...........   12,316,015 9,980,578 2,327,021 5,957,662 7,766,283   516,133     322,358
                          ----------- --------- --------- --------- ---------   -------     -------
Liabilities
Accrued expenses payable
to affiliate (note 4)...        5,314     8,069    26,568    21,773     6,032       887         750
Payable for units
withdrawn...............          --    465,823       --        --        --        --          --
                          ----------- --------- --------- --------- ---------   -------     -------
 Total liabilities......        5,314   473,892    26,568    21,773     6,032       887         750
                          ----------- --------- --------- --------- ---------   -------     -------
Net assets attributable
to variable life
policyholders...........  $12,310,701 9,506,686 2,300,453 5,935,889 7,760,251   515,246     321,608
                          =========== ========= ========= ========= =========   =======     =======
Outstanding units: Type
I ......................      323,795   212,582   126,121   219,198   303,135    35,267      29,917
                          =========== ========= ========= ========= =========   =======     =======
Net asset value per
unit: Type I............  $     38.02     44.72     18.24     27.08     25.60     14.61       10.75
                          =========== ========= ========= ========= =========   =======     =======
Outstanding units: Type
II .....................          --        --        --        --        --        --          --
                          =========== ========= ========= ========= =========   =======     =======
Net asset value per
unit: Type II...........  $       --        --        --        --        --        --          --
                          =========== ========= ========= ========= =========   =======     =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Variable Insurance    Variable Insurance   Variable Insurance
                             Products Fund --      Products Fund III  Products Fund II --
                              Service Class 2     -- Service Class 2    Service Class 2
                          ----------------------- ------------------- --------------------
                                                  Growth &
                          Equity-Income  Growth    Income    Mid Cap
                            Portfolio   Portfolio Portfolio Portfolio Contrafund Portfolio
                          ------------- --------- --------- --------- --------------------
Assets
Investments in Variable
Insurance Products
Fund -- Service Class 2,
at fair value
(note 2):
 Equity-Income
 Portfolio (12,649
 shares; cost --
  $276,853).............    $285,734        --        --        --              --
 Growth Portfolio
 (2,965 shares; cost --
  $98,528)..............         --      98,860       --        --              --
Investments in Variable
Insurance Products Fund
III -- Service Class 2,
at fair value (note 2):
 Growth & Income
 Portfolio (5,566
 shares; cost --
  $70,777)..............         --         --     72,746       --              --
 Mid Cap Portfolio
 (4,888 shares; cost --
  $75,530)..............         --         --        --     95,273             --
Investment in Variable
Insurance Products Fund
II -- Service Class 2,
at fair value (note 2):
 Contrafund Portfolio
 (3,239 shares; cost --
   $64,049).............         --         --        --        --           64,773
Dividend Receivable.....         --         --        --        --              --
Receivable from
affiliate...............         --         --        --        --              --
Receivable for units
sold....................       4,619        --        --        --            3,752
                            --------     ------    ------    ------          ------
   Total assets.........     290,353     98,860    72,746    95,273          68,525
                            --------     ------    ------    ------          ------
Liabilities
Accrued expenses payable
to affiliate (note 4)...         --         --        --        --              --
Payable for units
withdrawn...............         --         --        --        --              --
                            --------     ------    ------    ------          ------
   Total liabilities....         --         --        --        --              --
                            --------     ------    ------    ------          ------
Net assets attributable
to variable life
policyholders...........    $290,353     98,860    72,746    95,273          68,525
                            ========     ======    ======    ======          ======
Outstanding units: Type
I ......................         --         --        --        --              --
                            ========     ======    ======    ======          ======
Net asset value per
unit: Type I............    $    --         --        --        --              --
                            ========     ======    ======    ======          ======
Outstanding units: Type
II......................      29,152     13,129     8,285     9,368           7,959
                            ========     ======    ======    ======          ======
Net asset value per
unit: Type II...........    $   9.96       7.53      8.78     10.17            8.61
                            ========     ======    ======    ======          ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                 Federated Insurance
                                                                  Series -- Service                             PBHG Insurance
                            Federated Insurance Series                 Shares          Alger American Fund     Series Fund, Inc.
                   --------------------------------------------- ------------------- ------------------------ -------------------
                                                                                                                PBHG
                    American      High             International                         Small      LargeCap  Large Cap   PBHG
                    Leaders      Income    Utility Small Company        High         Capitalization  Growth    Growth   Growth II
                    Fund II   Bond Fund II Fund II    Fund II    Income Bond Fund II   Portfolio    Portfolio Portfolio Portfolio
                   ---------- ------------ ------- ------------- ------------------- -------------- --------- --------- ---------
Assets
Investments in
Federated
Insurance Series,
at fair value
(note 2):
 American Leaders
 Fund II (54,661
 shares;
 cost --
  $1,078,759)....  $1,052,233       --         --        --                --                --           --       --        --
 High Income Bond
 Fund II (77,563
 shares;
 cost --
  $702,143)......         --    598,784        --        --                --                --           --       --        --
 Utility Fund II
 (32,291 shares;
 cost --
  $424,752)......         --        --     334,860       --                --                --           --       --        --
 International
 Small Company
 Fund II (1,801
 shares; cost --
  $20,033).......         --        --         --      9,998               --                --           --       --        --
Investments in
Federated
Insurance
Series -- Service
Shares, at fair
value (note 2):
 High Income Bond
 Fund II (14,264
 shares;
 cost --
  $109,329)......         --        --         --        --            110,119               --           --       --        --
Investments in
Alger American
Fund, at fair
value (note 2):
 Small
 Capitalization
 Portfolio
 (127,914 shares;
 cost --
  $2,120,870)....         --        --         --        --                --          2,116,971          --       --        --
 LargeCap Growth
 Portfolio
 (91,048 shares;
 cost --
  $4,523,748)....         --        --         --        --                --                --     3,347,851      --        --
Investments in
PBHG Insurance
Series Fund,
Inc., at fair
value (note 2):
 PBHG Large Cap
 Growth Portfolio
 (21,477 shares;
 cost --
  $501,060)......         --        --         --        --                --                --           --   377,990       --
 PBHG Growth II
 Portfolio
 (40,580 shares;
 cost --
  $447,682)......         --        --         --        --                --                --           --       --    456,119
Dividends
Receivable.......         --        --         --        --                --                --           --       --        --
Receivable from
affiliate........         --        156        --        --                --                --           712      --        --
Receivable for
units sold.......      22,552       --         --        --                579               --           650      --        --
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
 Total assets....   1,074,785   598,940    334,860     9,998           110,698         2,116,971    3,349,213  377,990   456,119
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
Liabilities
Accrued expenses
payable to
affiliate (note
4)...............       1,087       257        794       --                --              1,166        1,436   19,524     1,270
Payable for units
withdrawn........         --         39        --        --                --            457,245          --         1   235,428
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
 Total
 liabilities.....       1,087       296        794       --                --            458,411        1,436   19,525   236,698
                   ----------   -------    -------     -----           -------         ---------    ---------  -------   -------
Net assets
attributable to
variable life
policyholders....  $1,073,698   598,644    334,066     9,998           110,698         1,658,560    3,347,777  358,465   219,421
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Outstanding
units: Type I....      63,683    43,255     23,007       --                --            193,757      177,225   21,136    20,392
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Net asset value
per unit: Type
I................  $    16.86     13.84      14.52       --                --               8.56        18.89    16.96     10.76
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Oustanding units:
Type II..........         --        --         --      1,519            11,377               --           --       --        --
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======
Net asset value
per unit: Type
II...............  $      --        --         --       6.58              9.73               --           --       --        --
                   ==========   =======    =======     =====           =======         =========    =========  =======   =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
Aspen Series, at fair
value (note 2):
 Aggressive Growth
 Portfolio (109,894
 shares;
 cost -- $3,638,728)....  $2,415,463       --        --        --       --           --           --
 Growth Portfolio
 (310,276 shares;
 cost -- $7,289,055)....         --  6,168,284       --        --       --           --           --
 Worldwide Growth
 Portfolio (328,022
 shares;
 cost -- $12,528,971)...         --        --  9,361,734       --       --           --           --
 Balanced Portfolio
 (266,772 shares;
 cost -- $5,762,687)....         --        --        --  6,021,038      --           --           --
 Flexible Income
 Portfolio (31,481
 shares;
 cost -- $368,703)......         --        --        --        --   367,073          --           --
 International Growth
 Portfolio (91,388
 shares;
 cost -- $2,431,131)....         --        --        --        --       --     2,144,884          --
 Capital Appreciation
 Portfolio (81,858
 shares;
 cost -- $2,049,606)....         --        --        --        --       --           --     1,696,090
Dividends Receivable....         --        --        --        --       --           --           --
Receivable from
affiliate...............         --      1,589     4,437     1,589      --           --           --
Receivable for units
sold....................         --        --        --        250      --           --           --
                          ---------- --------- --------- ---------  -------    ---------    ---------
   Total assets.........   2,415,463 6,169,873 9,366,171 6,022,877  367,073    2,144,884    1,696,090
                          ---------- --------- --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
to affiliate (note 4)...       5,484     2,641     4,045     2,556      751          933        2,513
Payable for units
withdrawn...............         --    939,554       154       --       --           --           --
                          ---------- --------- --------- ---------  -------    ---------    ---------
   Total liabilities....       5,484   942,195     4,199     2,556      751          933        2,513
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
to variable life
policyholders...........  $2,409,979 5,227,678 9,361,972 6,020,321  366,322    2,143,951    1,693,577
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
I.......................     119,899   247,523   380,878   272,413   24,373      119,975       84,216
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
unit: Type I............  $    20.10     21.12     24.58     22.10    15.03        17.87        20.11
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
II......................         --        --        --        --       --           --           --
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
unit: Type II...........  $      --        --        --        --       --           --           --
                          ========== ========= ========= =========  =======    =========    =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                      Janus Aspen Series -- Service Shares
                          --------------------------------------------------------------------------------------------
                             Global       Global   Aggressive           Worldwide           International   Capital
                          Life Sciences Technology   Growth    Growth    Growth   Balanced     Growth     Appreciation
                            Portfolio   Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ------------- ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
Aspen Series -- Service
Shares, at fair value
(note 2):
 Global Life Sciences
 Portfolio (42,586
 shares;
 cost -- $333,802)......    $330,044         --         --        --         --        --         --            --
 Global Technology
 Portfolio (72,087
 shares;
 cost -- $286,675)......         --      294,114        --        --         --        --         --            --
 Aggressive Growth
 Portfolio (1,974
 shares;
 cost -- $45,900).......         --          --      42,886       --         --        --         --            --
 Growth Portfolio
 (2,425 shares; cost --
  $46,215)..............         --          --         --     47,909        --        --         --            --
 Worldwide Growth
 Portfolio (4,346
 shares;
 cost -- $111,537)......         --          --         --        --     123,338       --         --            --
 Balanced Portfolio
 (12,940 shares;
 cost -- $303,397)......         --          --         --        --         --    301,622        --            --
 International Growth
 Portfolio (95 shares;
 cost -- $2,516)........         --          --         --        --         --        --       2,206           --
 Capital Appreciation
 Portfolio (1,400
 shares;
 cost -- $28,473).......         --          --         --        --         --        --         --         28,796
Dividends Receivable....         --          --         --        --         --        --         --            --
Receivable from
affiliate...............          41           7        --        --         --        --         --            --
Receivable for units
sold....................         --          --         --        --         --      4,330        --            --
                            --------     -------     ------    ------    -------   -------      -----        ------
   Total assets.........     330,085     294,121     42,886    47,909    123,338   305,952      2,206        28,796
                            --------     -------     ------    ------    -------   -------      -----        ------
Liabilities
Accrued expenses payable
to affiliate (note 4)...         137         123        --        --         --        --         --            --
Payable for units
withdrawn...............         --      235,008        --        --         --        --         --            --
                            --------     -------     ------    ------    -------   -------      -----        ------
   Total liabilities....         137     235,131        --        --         --        --         --            --
                            --------     -------     ------    ------    -------   -------      -----        ------
Net assets attributable
to variable life
policyholders...........    $329,948      58,990     42,886    47,909    123,338   305,952      2,206        28,796
                            ========     =======     ======    ======    =======   =======      =====        ======
Outstanding units: Type
I.......................      33,891      10,228        --        --         --        --         --            --
                            ========     =======     ======    ======    =======   =======      =====        ======
Net asset value per
unit: Type I............    $   9.40        4.21        --        --         --        --         --            --
                            ========     =======     ======    ======    =======   =======      =====        ======
Outstanding units: Type
II......................       1,375       3,199      8,681     7,098     17,274    32,003        314         4,011
                            ========     =======     ======    ======    =======   =======      =====        ======
Net asset value per
unit: Type II...........    $   8.27        4.98       4.94      6.75       7.14      9.56       7.02          7.18
                            ========     =======     ======    ======    =======   =======      =====        ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                   Goldman Sachs
                                 Variable Insurance       Salomon Brothers
                                       Trust         Variable Series Funds Inc.
                                -------------------- --------------------------
                                Growth and  Mid Cap                      Total
                                  Income     Value   Strategic Investors Return
                                   Fund      Fund    Bond Fund   Fund     Fund
                                ---------- --------- --------- --------- ------
Assets
Investments in Goldman Sachs
Variable Insurance Trust, at
fair value (note 2):
 Growth and Income Fund
 (5,645 shares; cost --
  $61,318)....................   $52,664         --      --         --      --
 Mid Cap Value Fund (215,167
 shares; cost --
  $2,387,557).................       --    2,429,230     --         --      --
Investments in Salomon
Brothers Variable Series Funds
Inc., at fair value (note 2):
 Strategic Bond Fund (6,391
 shares; cost -- $64,908).....       --          --   64,040        --      --
 Investors Fund (36,651
 shares; cost -- $485,247)....       --          --      --     468,769     --
 Total Return Fund (2,791
 shares; cost -- $29,642).....       --          --      --         --   29,002
Dividends Receivable..........       --          --      --         --      --
Receivable from affiliate.....        10         --        1         27       3
Receivable for units sold.....       --       33,828     --         --      --
                                 -------   ---------  ------    -------  ------
   Total assets...............    52,674   2,463,058  64,041    468,796  29,005
                                 -------   ---------  ------    -------  ------
Liabilities
Accrued expenses payable to
affiliate (note 4)............        23       1,085      27        200      12
Payable for units withdrawn...       --          --      --         --      --
                                 -------   ---------  ------    -------  ------
   Total liabilities..........        23       1,085      27        200      12
                                 -------   ---------  ------    -------  ------
Net assets attributable to
variable life policyholders...   $52,651   2,461,973  64,014    468,596  28,993
                                 =======   =========  ======    =======  ======
Outstanding units: Type I.....     6,794     205,679   5,645     32,541   2,619
                                 =======   =========  ======    =======  ======
Net asset value per unit: Type
I.............................   $  7.75       11.97   11.34      14.40   11.07
                                 =======   =========  ======    =======  ======
Outstanding units: Type II....       --          --      --         --      --
                                 =======   =========  ======    =======  ======
Net asset value per unit: Type
II............................   $   --          --      --         --      --
                                 =======   =========  ======    =======  ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                   PIMCO Variable Insurance Trust            AIM Variable Insurance Funds
                          ------------------------------------------------- ------------------------------
                                                                              AIM V.I.
                           Foreign     Long-Term    High Yield Total Return   Capital    AIM V.I. AIM V.I.
                            Bond    U.S. Government    Bond        Bond     Appreciation  Growth   Value
                          Portfolio Bond Portfolio  Portfolio   Portfolio       Fund       Fund     Fund
                          --------- --------------- ---------- ------------ ------------ -------- --------
Assets
Investments in PIMCO
Variable Insurance
Trust, at fair value
(note 2):
 Foreign Bond Portfolio
 (764 shares; cost --
  $7,495)...............   $7,405           --           --          --           --        --        --
 Long-Term U.S.
 Government Bond
 Portfolio (18,269
 shares; cost --
  $192,415).............      --        187,622          --          --           --        --        --
 High Yield Bond
 Portfolio (16,902
 shares; cost --
  $134,995).............      --            --       133,191         --           --        --        --
 Total Return Bond
 Portfolio (24,661
 shares; cost --
  $247,259).............      --            --           --      243,895          --        --        --
Investments in AIM
Variable Insurance
Funds, at fair value
(note 2):
 AIM V.I. Capital
 Appreciation Fund (863
 shares; cost --
  $18,012)..............      --            --           --          --        18,753       --        --
 AIM V.I. Growth Fund
 (576 shares; cost --
  $9,179)...............      --            --           --          --                   9,429       --
 AIM V.I. Value Fund
 (9,772 shares; cost --
  $227,798).............      --            --           --          --           --              228,168
Dividends Receivable....       24           575          832         609          --        --        --
Receivable from
affiliate...............      --            --             1         --           --        --        --
Receivable for units
sold....................      --            579          579       3,080          --        --      3,752
                           ------       -------      -------     -------       ------     -----   -------
 Total assets...........    7,429       188,776      134,603     247,584       18,753     9,429   231,920
                           ------       -------      -------     -------       ------     -----   -------
Liabilities
Accrued expenses payable
to affiliate (note 4)...      --              4          --            1          --        --        --
Payable for units
withdrawn...............      --            --           --          --           --        --        --
                           ------       -------      -------     -------       ------     -----   -------
 Total liabilities......      --              4          --            1          --        --        --
                           ------       -------      -------     -------       ------     -----   -------
Net assets attributable
to variable life
policyholders...........   $7,429       188,772      134,603     247,583       18,753     9,429   231,920
                           ======       =======      =======     =======       ======     =====   =======
Outstanding units: Type
I.......................      --            --           --          --           --        --        --
                           ======       =======      =======     =======       ======     =====   =======
Net asset value per
unit: Type I............   $  --            --           --          --           --        --        --
                           ======       =======      =======     =======       ======     =====   =======
Outstanding units: Type
II......................      666        16,855       13,183      22,145        2,807     1,615    27,610
                           ======       =======      =======     =======       ======     =====   =======
Net asset value per
unit: Type II...........   $11.16         11.20        10.21       11.18         6.68      5.84      8.40
                           ======       =======      =======     =======       ======     =====   =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Alliance Variable Products                                        Rydex Variable
                                Series Fund, Inc.                      Dreyfus                    Trust
                          ------------------------------ ------------------------------------ --------------
                                                         Dreyfus Investment    The Dreyfus
                          Growth and  Premier              Portfolios --        Socially
                            Income    Growth    Quasar        Emerging         Responsible         OTC
                          Portfolio  Portfolio Portfolio Markets Portfolio  Growth Fund, Inc.      Fund
                          ---------- --------- --------- ------------------ ----------------- --------------
Assets
Investments in Alliance
Variable Products Series
Fund, Inc.,
at fair value (note 2):
 Growth and Income
 Portfolio (22,219
 shares;
 cost -- $486,745)......   $489,492      --        --            --                 --              --
 Premier Growth
 Portfolio (1,583
 shares; cost --
  $54,761)..............        --    39,573       --            --                 --              --
 Quasar Portfolio
 (6,133 shares; cost --
  $59,939)..............        --       --     61,207           --                 --              --
Investments in Dreyfus,
at fair value (note 2):
 Dreyfus Investment
 Portfolios-Emerging
 Markets Portfolio (425
 shares;
 cost -- $3,032)........        --       --        --          4,032                --              --
 The Dreyfus Socially
 Responsible Growth
 Fund, Inc.
 (463 shares; cost --
  $12,121)..............        --       --        --            --              12,341             --
Investment in Rydex
Variable Trust --
 Service Shares,
at fair value (note 2):
 OTC Fund (125 shares;
 cost -- $1,727)........        --       --        --            --                 --            1,852
Dividends Receivable....        --       --        --            --                 --              --
Receivable from
affiliate...............        --       --        --            --                 --              --
Receivable for units
sold....................        --       --        --            --                 --              --
                           --------   ------    ------         -----             ------           -----
   Total assets.........    489,492   39,573    61,207         4,032             12,341           1,852
                           --------   ------    ------         -----             ------           -----
Liabilities
Accrued expenses payable
to affiliate (note 4)...        --       --        --            --                 --              --
Payable for units
withdrawn...............        --       --        --            --                 --              --
                           --------   ------    ------         -----             ------           -----
   Total liabilities....        --       --        --            --                 --              --
                           --------   ------    ------         -----             ------           -----
Net assets attributable
to variable life
policyholders...........   $489,492   39,573    61,207         4,032             12,341           1,852
                           ========   ======    ======         =====             ======           =====
Outstanding units: Type
I.......................        --       --        --            --                 --              --
                           ========   ======    ======         =====             ======           =====
Net asset value per
unit: Type I............   $    --       --        --            --                 --              --
                           ========   ======    ======         =====             ======           =====
Outstanding units: Type
II......................     47,021    5,207     7,501           412              1,726             390
                           ========   ======    ======         =====             ======           =====
Net asset value per
unit: Type II...........   $  10.41     7.60      8.16          9.78               7.15            4.75
                           ========   ======    ======         =====             ======           =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                         MFS Variable Insurance Trust
                               -------------------------------------------------
                                           MFS Investors MFS Investors  MFS New
                               MFS Utility Growth Stock      Trust     Discovery
                                 Series       Series        Series      Series
                               ----------- ------------- ------------- ---------
Assets
Investments in MFS Variable
Insurance Trust, at fair
value (note 2):
 MFS Utility Series (5,569
 shares; cost -- $93,855)....    $88,555         --            --          --
 MFS Investors Growth Stock
 Series (2,067 shares;
 cost -- $21,534)............        --       19,984           --          --
 MFS Investors Trust Series
 (2,171 shares; cost --
  $36,134)...................        --          --         37,085         --
 MFS New Discovery Series
 (4,462 shares; cost --
  $62,057)...................        --          --            --       67,914
Dividends Receivable.........        --          --            --          --
Receivable from affiliate....        --          --            --          --
Receivable for units sold....      4,330         --            --          --
                                 -------      ------        ------      ------
 Total assets................     92,885      19,984        37,085      67,914
                                 -------      ------        ------      ------
Liabilities
Accrued expenses payable to
affiliate (note 4)...........        --          --            --          --
Payable for units withdrawn..        --          --            --          --
                                 -------      ------        ------      ------
 Total liabilities...........        --          --            --          --
                                 -------      ------        ------      ------
Net assets attributable to
variable life policyholders..    $92,885      19,984        37,085      67,914
                                 =======      ======        ======      ======
Outstanding units: Type I....     12,724       3,074         4,584       8,009
                                 =======      ======        ======      ======
Net asset value per unit:
Type I.......................    $  7.58        6.96          8.41        9.12
                                 =======      ======        ======      ======
Outstanding units: Type II...     12,254       2,871         4,410       7,447
                                 =======      ======        ======      ======
Net asset value per unit:
Type II......................    $  7.58        6.96          8.41        9.12
                                 =======      ======        ======      ======

                See accompanying notes to financial statements.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Statements of Operations

                                                   GE Investments Funds, Inc.
                         ------------------------------------------------------------------------------------
                               S&P 500 Index Fund             Money Market Fund       Total Return Fund
                         --------------------------------  ----------------------- --------------------------
                            Year ended December 31,        Year ended December 31, Year ended December 31,
                         --------------------------------  ----------------------- --------------------------
                           2001        2000       1999      2001    2000    1999     2001     2000     1999
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $  61,745      61,432     57,860  533,285 829,898 666,017   43,621   45,999   36,096
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    82,355     104,416     97,457  176,496 170,217 173,939   22,623   22,745   24,550
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............     1,409         --         --       330     --      --       --       --       --
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Net investment income
(expense)...............   (22,019)    (42,984)   (39,597) 356,459 659,681 492,078   20,998   23,254   11,546
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (223,483)    253,088    547,538      --      --      --     5,647   23,582   34,289
 Unrealized appreciation
 (depreciation) on
 investments............  (813,776) (1,256,862)   714,039      --      --      --  (121,737) (56,704) 110,595
 Capital gain
 distributions..........    74,413     140,542     79,903      --      --      --    21,120   69,728   42,374
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Net realized and
unrealized gain (loss)
on investments..........  (962,846)   (863,232) 1,341,480      --      --      --   (94,970)  36,606  187,258
                         ---------  ----------  ---------  ------- ------- ------- --------  -------  -------
Increase (decrease) in
net assets from
operations.............. $(984,865)   (906,216) 1,301,883  356,459 659,681 492,078  (73,972)  59,860  198,804
                         =========  ==========  =========  ======= ======= ======= ========  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------------------
                         International Equity Fund    Real Estate Securities Fund       Global Income Fund
                         ---------------------------  -----------------------------  --------------------------
                          Year ended December 31,       Year ended December 31,      Year ended December 31,
                         ---------------------------  -----------------------------  --------------------------
                           2001       2000     1999     2001     2000       1999      2001     2000      1999
                         ---------  --------  ------  ------------------  ---------  -------  -------  --------
Investment income:
 Income -- Ordinary
 dividends.............. $   5,127     1,810   1,099    30,506    25,173     34,118      --        37       376
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............     4,175     5,509   4,573    12,743     8,353      9,016    2,010      869    10,893
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --        --      --        --        --         --       --       --        --
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Net investment income
(expense)...............       952    (3,699) (3,474)   17,763    16,820     25,102   (2,010)    (832)  (10,517)
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (170,012)   32,727     166     4,798   (28,508)   (51,641)  (8,885) (12,550) (174,205)
 Unrealized appreciation
 (depreciation) on
 investments............   101,474  (144,443) 72,780    44,085   209,214     15,871   (5,385)   6,143    (1,207)
 Capital gain
 distributions..........     2,246    52,541  26,382     8,645     2,635      1,796      --       --         28
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Net realized and
unrealized gain (loss)
on investments..........   (66,292)  (59,175) 99,328    57,528   183,341    (33,974) (14,270)  (6,407) (175,384)
                         ---------  --------  ------  -------- ---------  ---------  -------  -------  --------
Increase (decrease) in
net assets from
operations.............. $ (65,340)  (62,874) 95,854    75,291   200,161     (8,872) (16,280)  (7,239) (185,901)
                         =========  ========  ======  ======== =========  =========  =======  =======  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                         Mid-Cap Value Equity Fund           Income Fund              U.S. Equity Fund
                         -------------------------    --------------------------  ---------------------------
                          Year ended December 31,      Year ended December 31,    Year ended December 31,
                         ---------------------------- --------------------------  ---------------------------
                           2001      2000     1999     2001     2000      1999      2001      2000     1999
                         ---------  -------- -------- ------- --------  --------  --------  --------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $   9,489    7,134    6,020   60,025   75,443    69,103     2,291       987     687
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    13,680    9,916    9,700   16,732   16,533    18,770     2,412     1,718     702
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       571      --       --       --       --        --        248       --      --
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Net investment income
(expense)...............    (4,762)  (2,782)  (3,680)  43,293   58,910    50,333      (369)     (731)    (15)
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................    25,875   12,878   68,899   12,607  (17,374)     (784)   (3,453)    3,147     520
 Unrealized appreciation
 (depreciation) on
 investments............   (84,368)  22,673   24,230   18,802   68,916   (90,951)  (13,016)  (10,780)  3,276
 Capital gain
 distributions..........    48,536   26,826      --       --       --      2,137     1,230     6,655   6,179
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Net realized and
unrealized gain (loss)
on investments..........    (9,957)  62,377   93,129   31,409   51,542   (89,598)  (15,239)     (978)  9,975
                         ---------  -------  -------  ------- --------  --------  --------  --------  ------
Increase (decrease) in
net assets from
operations.............. $ (14,719)  59,595   89,449   74,702  110,452   (39,265)  (15,608)   (1,709)  9,960
                         =========  =======  =======  ======= ========  ========  ========  ========  ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                        GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------------
                                                                                   Small-Cap
                            Premier Growth Equity Fund       Value Equity Fund Value Equity Fund
                         ----------------------------------- ----------------- -----------------
                            Year ended        Period from
                           December 31,     June 11, 1999 to    Period from       Period from
                         -----------------    December 31,   April 17, 2001 to March 14, 2001 to
                           2001     2000          1999       December 31, 2001 December 31, 2001
                         --------  -------  ---------------- ----------------- -----------------
Investment income:
 Income -- Ordinary
 dividends.............. $    712      777          425              280               304
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    8,222    7,496        1,970              --                --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       42      --           --                79               211
                         --------  -------       ------            -----             -----
Net investment income
(expense)...............   (7,552)  (6,719)      (1,545)             201                93
                         --------  -------       ------            -----             -----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (21,399)   6,148          139              (26)              557
 Unrealized appreciation
 (depreciation) on
 investments............  (40,567) (75,063)      54,745              889             2,247
 Capital gain
 distributions..........   21,879   36,757       13,746              --              2,727
                         --------  -------       ------            -----             -----
Net realized and
unrealized gain (loss)
on investments..........  (40,087) (32,158)      68,630              863             5,531
                         --------  -------       ------            -----             -----
Increase (decrease) in
net assets from
operations.............. $(47,639) (38,877)      67,085            1,064             5,624
                         ========  =======       ======            =====             =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                   Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------------------------------------
                               Bond Fund/VA           Capital Appreciation Fund/VA        Aggressive Growth Fund/VA
                         ---------------------------  -------------------------------  ---------------------------------
                          Year ended December 31,        Year ended December 31,           Year ended December 31,
                         ---------------------------  -------------------------------  ---------------------------------
                           2001     2000      1999      2001       2000       1999        2001        2000       1999
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $134,983  108,521    96,549    27,558       6,341     15,085      58,814         --         --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............   21,503   18,468    30,625    56,618      69,352     62,566      76,777     141,045     89,368
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............      --       --        --        --          --         --          --          --         --
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Net investment income
(expense)...............  113,480   90,053    65,924   (29,060)    (63,011)   (47,481)    (17,963)   (141,045)   (89,368)
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (34,432) (58,604)  (61,516) (234,310)    858,133    900,975  (1,015,974)  1,507,212  1,178,701
 Unrealized appreciation
 (depreciation) on
 investments............   18,831   27,471   (84,560) (816,014) (1,219,345)   646,214  (2,439,102) (3,070,063) 3,216,453
 Capital gain
 distributions..........      --       --      9,549   413,546     338,409    173,473     917,686     389,633        --
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........  (15,601) (31,133) (136,527) (636,778)    (22,803) 1,720,662  (2,537,390) (1,173,218) 4,395,154
                         --------  -------  --------  --------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $ 97,879   58,920   (70,603) (665,838)    (85,814) 1,673,181  (2,555,353) (1,314,263) 4,305,786
                         ========  =======  ========  ========  ==========  =========  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                        Oppenheimer Variable Account
                           Oppenheimer Variable Account Funds (continued)                 Funds -- Class 2 Shares
                        ---------------------------------------------------------- --------------------------------------
                                                          Multiple Strategies      Global Securities Main Street Growth &
                            High Income Fund/VA                 Fund/VA                 Fund/VA         Income Fund/VA
                        -----------------------------  --------------------------- ----------------- --------------------
                                                                                      Period from        Period from
                          Year ended December 31,       Year ended December 31,    March 30, 2001 to  March 14, 2001 to
                        -----------------------------  ---------------------------   December 31,        December 31,
                          2001       2000      1999      2001      2000     1999         2001                2001
                        ---------  --------  --------  --------  --------  ------- ----------------- --------------------
Investment income:
 Income -- Ordinary
 dividends............. $ 349,589   414,296   348,986   118,588   145,756  109,789         --                  76
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)..............    44,040    51,967    71,383    42,573    41,696   42,535         --                 --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)..............       --        --        --        --        --       --          638                537
                        ---------  --------  --------  --------  --------  -------      ------              -----
Net investment income
(expense)..............   305,549   362,329   277,603    76,015   104,060   67,254        (638)              (461)
                        ---------  --------  --------  --------  --------  -------      ------              -----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss)................  (101,737) (129,914)  (31,032)  (15,905)    7,666   20,609      (1,376)              (245)
 Unrealized
 appreciation
 (depreciation) on
 investments...........  (183,510) (428,737)  (77,143) (198,513) (163,508)  68,454         180              2,571
 Capital gain
 distributions.........       --        --        --    158,396   211,696  157,988         --                 --
                        ---------  --------  --------  --------  --------  -------      ------              -----
Net realized and
unrealized gain (loss)
on investments.........  (285,247) (558,651) (108,175)  (56,022)   55,854  247,051      (1,196)             2,326
                        ---------  --------  --------  --------  --------  -------      ------              -----
Increase (decrease) in
net assets from
operations............. $  20,302  (196,322)  169,428    19,993   159,914  314,305      (1,834)             1,865
                        =========  ========  ========  ========  ========  =======      ======              =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                    Variable Insurance Products Fund
                       ---------------------------------------------------------------------------------------------------
                          Equity-Income Portfolio              Growth Portfolio                 Overseas Portfolio
                       -------------------------------  ---------------------------------  -------------------------------
                          Year ended December 31,           Year ended December 31,           Year ended December 31,
                       -------------------------------  ---------------------------------  -------------------------------
                          2001        2000      1999       2001        2000       1999       2001       2000       1999
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends...........  $   220,067   248,784   241,170       9,054      16,715     30,736   165,318      65,884     59,843
 Expenses --
  Mortality and
 expense risk charges
 and administrative
 expenses -- Type I
 (note 4)............      169,641   174,794   220,388     143,228     202,033    187,151    38,998      58,692     58,174
 Expenses --
  Mortality and
 expense risk charges
 and administrative
 expenses -- Type II
 (note 4)............          --        --        --          --          --         --        --          --         --
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Net investment income
(expense)............       50,426    73,990    20,782    (134,174)   (185,318)  (156,415)  126,320       7,192      1,669
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized gain
 (loss)..............        3,674    78,193   949,231  (1,656,040)    578,678  1,288,523  (641,079)    212,982    694,024
 Unrealized
 appreciation
 (depreciation) on
 investments.........   (1,511,503) (353,707) (762,258) (1,566,768) (3,965,666) 1,712,349  (527,241) (1,602,432)   859,657
 Capital gain
 distributions.......      618,284   937,281   536,798     851,111   1,663,182  1,506,084   261,309     414,893     97,639
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments..........     (889,545)  661,767   723,771  (2,371,697) (1,723,806) 4,506,956  (907,011)   (974,557) 1,651,320
                       -----------  --------  --------  ----------  ----------  ---------  --------  ----------  ---------
Increase (decrease)
in net assets from
operations...........  $  (839,119)  735,757   744,553  (2,505,871) (1,909,124) 4,350,541  (780,691)   (967,365) 1,652,989
                       ===========  ========  ========  ==========  ==========  =========  ========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Variable Insurance Products Fund II
                         -----------------------------------------------------------------
                           Asset Manager Portfolio            Contrafund Portfolio
                         ------------------------------  ---------------------------------
                           Year ended December 31,           Year ended December 31,
                         ------------------------------  ---------------------------------
                           2001        2000      1999       2001        2000       1999
                         ---------  ----------  -------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $ 270,132     274,793  338,815      67,096      39,966     49,344
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    82,687     103,273  133,280     106,613     139,621    137,209
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --          --       --          --          --         --
                         ---------  ----------  -------  ----------  ----------  ---------
Net investment income
(expense)...............   187,445     171,520  205,535     (39,517)    (99,655)   (87,865)
                         ---------  ----------  -------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................   (67,206)    298,128  259,916    (424,441)    393,605    971,552
 Unrealized appreciation
 (depreciation) on
 investments............  (584,159) (1,507,589)  (9,876) (1,044,662) (2,636,860)   885,621
 Capital gain
 distributions..........   101,299     647,393  431,219     236,810   1,450,776    361,853
                         ---------  ----------  -------  ----------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........  (550,066)   (562,068) 681,259  (1,232,293)   (792,479) 2,219,026
                         ---------  ----------  -------  ----------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $(362,621)   (390,548) 886,794  (1,271,810)   (892,134) 2,131,161
                         =========  ==========  =======  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                Variable Insurance Products Fund III
                         --------------------------------------------------------
                                                         Growth Opportunities
                         Growth & Income Portfolio            Portfolio
                         ----------------------------  --------------------------
                          Year ended December 31,      Year ended December 31,
                         ----------------------------  --------------------------
                           2001       2000     1999     2001      2000     1999
                         ---------  --------  -------  -------  --------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $  12,725    15,017    6,549    1,715    10,736    6,596
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    10,539    15,056   22,680    5,143     8,737    9,994
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --        --       --       --        --       --
                         ---------  --------  -------  -------  --------  -------
Net investment income
(expense)...............     2,186       (39) (16,131)  (3,428)    1,999   (3,398)
                         ---------  --------  -------  -------  --------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (152,011)  (41,849) 160,560  (55,765)  (12,867)  32,368
 Unrealized appreciation
 (depreciation) on
 investments............     5,140  (131,011) (48,360) (23,765) (187,366) (18,063)
 Capital gain
 distributions..........    40,855    98,008   13,296      --     54,448   12,249
                         ---------  --------  -------  -------  --------  -------
Net realized and
unrealized gain (loss)
on investments..........  (106,016)  (74,852) 125,496  (79,530) (145,785)  26,554
                         ---------  --------  -------  -------  --------  -------
Increase (decrease) in
net assets from
operations.............. $(103,830)  (74,891) 109,365  (82,958) (143,786)  23,156
                         =========  ========  =======  =======  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            Variable Insurance        Variable Insurance     Variable Insurance
                         Products Fund -- Service    Products Fund III --    Products Fund II --
                                  Class 2               Service Class 2        Service Class 2
                         ------------------------- ------------------------- -------------------
                           Equity-                   Growth &
                            Income       Growth       Income      Mid Cap        Contrafund
                          Portfolio    Portfolio    Portfolio    Portfolio        Portfolio
                         ------------ ------------ ------------ ------------ -------------------
                         Period from  Period from  Period from  Period from
                         May 03, 2001  April 25,     July 06,   May 15, 2001     Period from
                              to        2001 to      2001 to         to       March 14, 2001 to
                         December 31, December 31, December 31, December 31,    December 31,
                             2001         2001         2001         2001            2001
                         ------------ ------------ ------------ ------------ -------------------
Investment income:
 Income -- Ordinary
 dividends..............    $  --          --           --            --             --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............       --          --           --            --             --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       663         303          129           352            303
                            ------        ----        -----       -------           ----
Net investment income
(expense)...............      (663)       (303)        (129)         (352)          (303)
                            ------        ----        -----       -------           ----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................       122        (723)           4       (16,137)           (32)
 Unrealized appreciation
 (depreciation) on
 investments............     8,881         332        1,969        19,743            679
 Capital gain
 distributions..........       --          --           --            --             --
                            ------        ----        -----       -------           ----
Net realized and
unrealized gain (loss)
on investments .........     9,003        (391)       1,973         3,606            647
                            ------        ----        -----       -------           ----
Increase (decrease) in
net assets from
operations..............    $8,340        (694)       1,844         3,254            344
                            ======        ====        =====       =======           ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                Federated Insurance Series
                         ---------------------------------------------------------------------------------
                         American Leaders Fund II    High Income Bond Fund II        Utility Fund II
                         --------------------------  --------------------------  -------------------------
                         Year ended December 31,     Year ended December 31,     Year ended December 31,
                         --------------------------  --------------------------  -------------------------
                           2001     2000     1999     2001      2000     1999     2001     2000     1999
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $ 10,435    7,773    9,786   68,067    83,925   84,197   12,619   12,337   13,222
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............   11,476   10,144   14,056    8,569    11,022   17,569    4,911    5,496    6,330
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............      --       --       --       --        --       --       --       --       --
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Net investment income
(expense)...............   (1,041)  (2,371)  (4,270)  59,498    72,903   66,628    7,708    6,841    6,892
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................     (805)   6,438   19,046  (39,405)  (82,095) (82,162)  (8,044)   4,509   10,756
 Unrealized appreciation
 (depreciation) on
 investments............  (56,342) (19,766) (65,306) (25,583)  (72,858)     543  (58,305) (65,634) (42,270)
 Capital gain
 distributions..........    4,548   23,522   98,945      --        --     7,321      --     8,200   25,666
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments..........  (52,599)  10,194   52,685  (64,988) (154,953) (74,298) (66,349) (52,925)  (5,848)
                         --------  -------  -------  -------  --------  -------  -------  -------  -------
Increase (decrease) in
net assets from
operations.............. $(53,640)   7,823   48,415   (5,490)  (82,050)  (7,670) (58,641) (46,084)   1,044
                         ========  =======  =======  =======  ========  =======  =======  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                             Federated Insurance
                                         Federated Insurance  Series -- Service
                                         Series (continued)        Shares
                                         ------------------- -------------------
                                         International Small  High Income Bond
                                           Company Fund II         Fund II
                                         ------------------- -------------------
                                             Period from         Period from
                                          December 15, 2001     July 09, 2001
                                           to December 31,     to December 31,
                                                2001                2001
                                         ------------------- -------------------
Investment income:
 Income -- Ordinary dividends..........       $    --                --
 Expenses -- Mortality and expense risk
 charges and administrative expenses --
  Type I (note 4)......................            --                --
 Expenses -- Mortality and expense risk
 charges and administrative expenses --
  Type II (note 4).....................            --                299
                                              --------              ----
Net investment income (expense)........            --               (299)
                                              --------              ----
Net realized and unrealized gain (loss)
on investments:
 Net realized gain (loss)..............             28                15
 Unrealized appreciation (depreciation)
 on investments........................        (10,035)              790
 Capital gain distributions............            --                --
                                              --------              ----
Net realized and unrealized gain (loss)
on investments.........................        (10,007)              805
                                              --------              ----
Increase (decrease) in net assets from
operations.............................       $(10,007)              506
                                              ========              ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             Alger American Fund
                         -----------------------------------------------------------------
                         Small Capitalization Portfolio      LargeCap Growth Portfolio
                         --------------------------------  -------------------------------
                            Year ended December 31,           Year ended December 31,
                         --------------------------------  -------------------------------
                            2001         2000      1999      2001       2000       1999
                         -----------  ----------  -------  --------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $       821         --       --      9,967         --       4,197
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............      23,392      37,231   28,322    51,775      71,997     57,600
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............         --          --       --        --          --         --
                         -----------  ----------  -------  --------  ----------  ---------
Net investment income
(expense)...............     (22,571)    (37,231) (28,322)  (41,808)    (71,997)   (53,403)
                         -----------  ----------  -------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (1,758,699)   (261,756) 263,133  (576,735)    123,244    367,836
 Unrealized appreciation
 (depreciation) on
 investments............   1,063,724  (1,729,123) 286,111  (557,101) (1,653,849)   477,546
 Capital gain
 distributions..........         --    1,020,453  250,852   540,451     732,190    415,458
                         -----------  ----------  -------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........    (694,975)   (970,426) 800,096  (593,385)   (798,415) 1,260,840
                         -----------  ----------  -------  --------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $  (717,546) (1,007,657) 771,774  (635,193)   (870,412) 1,207,437
                         ===========  ==========  =======  ========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio             PBHG Growth II Portfolio
                         ----------------------------  ---------------------------
                          Year ended December 31,       Year ended December 31,
                         ----------------------------  ---------------------------
                           2001       2000     1999      2001      2000     1999
                         ---------  --------  -------  --------  --------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $      --       --       --        --        --       --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............     6,310     8,329    1,948    17,075    16,459    3,631
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --        --       --        --        --       --
                         ---------  --------  -------  --------  --------  -------
Net investment income
(expense)...............    (6,310)   (8,329)  (1,948)  (17,075)  (16,459)  (3,631)
                         ---------  --------  -------  --------  --------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (187,526)   26,132   29,261  (659,735) (368,039) 127,082
 Unrealized appreciation
 (depreciation) on
 investments............   (36,601) (197,654)  99,164    60,672  (133,963)  66,595
 Capital gain
 distributions..........       --     23,477      --        --     13,900      --
                         ---------  --------  -------  --------  --------  -------
Net realized and
unrealized gain (loss)
on investments..........  (224,127) (148,045) 128,425  (599,063) (488,102) 193,677
                         ---------  --------  -------  --------  --------  -------
Increase (decrease) in
net assets from
operations.............. $(230,437) (156,374) 126,477  (616,138) (504,561) 190,046
                         =========  ========  =======  ========  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                          Janus Aspen Series
                   --------------------------------------------------------------------------------------------------------
                     Aggressive Growth Portfolio              Growth Portfolio              Worldwide Growth Portfolio
                   ----------------------------------  ---------------------------------  ---------------------------------
                       Year ended December 31,             Year ended December 31,            Year ended December 31,
                   ----------------------------------  ---------------------------------  ---------------------------------
                      2001         2000       1999        2001        2000       1999        2001        2000       1999
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Investment
income:
 Income --
  Ordinary
 dividends.......  $       --          --      41,689       1,579       6,411     17,258      26,464      23,705     22,883
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 I (note 4)......       49,792     123,063     66,736      88,523     135,755     99,371     153,285     243,487    173,236
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).....          --          --         --          --          --         --          --          --         --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net investment
income
(expense)........      (49,792)   (123,063)   (25,047)    (86,944)   (129,344)   (82,113)   (126,821)   (219,782)  (150,353)
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....   (3,469,483)  2,053,482  1,877,887    (860,748)    829,366    732,403  (1,244,156)  4,249,648  1,684,622
 Unrealized
 appreciation
 (depreciation)
 on investments..    1,310,498  (6,007,948) 3,056,764  (1,175,735) (3,208,185) 2,126,069  (2,095,952) (8,564,849) 5,709,994
 Capital gain
 distributions...          --    1,056,305     70,984      15,770     841,540     38,444      26,217   1,482,669        --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
unrealized gain
(loss) on
investments......   (2,158,985) (2,898,161) 5,005,635  (2,020,713) (1,537,279) 2,896,916  (3,313,891) (2,832,532) 7,394,616
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
(decrease) in net
assets from
operations.......  $(2,208,777) (3,021,224) 4,980,588  (2,107,657) (1,666,623) 2,814,803  (3,440,712) (3,052,314) 7,244,263
                   ===========  ==========  =========  ==========  ==========  =========  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                    Janus Aspen Series (continued)
                         -------------------------------------------------------------------------------------------
                                                              Flexible Income            International Growth
                               Balanced Portfolio                Portfolio                     Portfolio
                         -------------------------------- -------------------------  -------------------------------
                            Year ended December 31,       Year ended December 31,       Year ended December 31,
                         -------------------------------- -------------------------  -------------------------------
                           2001        2000       1999     2001    2000      1999      2001       2000       1999
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Investment income:
 Income -- Ordinary
 dividends.............. $  81,246      58,699    134,118  10,241   4,306    23,898     8,557       9,597      5,822
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    82,817      95,677     77,430   4,026   3,340     5,169    31,398      54,370     34,028
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --          --         --      --      --        --        --          --         --
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Net investment income
(expense)...............    (1,571)    (36,978)    56,688   6,215     966    18,729   (22,841)    (44,773)   (28,206)
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................   149,406     237,385    397,981     742  (7,051)    2,310  (771,175)  1,146,311    452,801
 Unrealized appreciation
 (depreciation) on
 investments............  (616,213) (1,219,714)   859,559   1,736   8,147   (20,012)   64,883  (1,860,929) 1,288,333
 Capital gain
 distributions..........    74,955     762,535        --    8,902   9,377     1,152    15,118     181,169        --
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Net realized and
unrealized gain (loss)
on investments..........  (391,852)   (219,794) 1,257,540  11,380  10,473   (16,550) (691,174)   (533,449) 1,741,134
                         ---------  ----------  --------- ------- -------  --------  --------  ----------  ---------
Increase (decrease) in
net assets from
operations.............. $(393,423)   (256,772) 1,314,228  17,595  11,439     2,179  (714,015)   (578,222) 1,712,928
                         =========  ==========  ========= ======= =======  ========  ========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Janus Aspen Series (continued)              Janus Aspen Series -- Service Shares
                         --------------------------------  ---------------------------------------------------------
                                                               Global Life Sciences
                         Capital Appreciation Portfolio             Portfolio           Global Technology Portfolio
                         --------------------------------  ---------------------------- ----------------------------
                                                                          Period from                  Period from
                            Year ended December 31,         Year ended  June 1, 2000 to  Year ended  June 6, 2000 to
                         --------------------------------  December 31,  December 31,   December 31,  December 31,
                           2001        2000       1999         2001          2000           2001          2000
                         ---------  ----------  ---------  ------------ --------------- ------------ ---------------
Investment income:
 Income -- Ordinary
 dividends.............. $   8,148      13,716        935        --            --              --          1,044
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    28,192      44,916     32,166      3,060           916           2,608         1,810
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............       --          --         --          62           --              109           --
                         ---------  ----------  ---------    -------         -----        --------      --------
Net investment income
(expense)...............   (20,044)    (31,200)   (31,231)    (3,122)         (916)         (2,717)         (766)
                         ---------  ----------  ---------    -------         -----        --------      --------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................  (644,599)    477,631    435,959    (23,021)         (239)       (223,628)     (207,776)
 Unrealized appreciation
 (depreciation) on
 investments............   (67,637) (1,179,619)   837,570    (12,033)        8,275          49,697       (42,258)
 Capital gain
 distributions..........    17,791      24,888     10,754        --            --            1,283           --
                         ---------  ----------  ---------    -------         -----        --------      --------
Net realized and
unrealized gain (loss)
on investments..........  (694,445)   (677,100) 1,284,283    (35,054)        8,036        (172,648)     (250,034)
                         ---------  ----------  ---------    -------         -----        --------      --------
Increase (decrease) in
net assets from
operations.............. $(714,489)   (708,300) 1,253,052    (38,176)        7,120        (175,365)     (250,800)
                         =========  ==========  =========    =======         =====        ========      ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              Janus Aspen Series -- Service Shares (continued)
                         ------------------------------------------------------------------------------------------
                            Aggressive                      Worldwide                International      Capital
                              Growth           Growth        Growth      Balanced       Growth       Appreciation
                             Portfolio        Portfolio     Portfolio   Portfolio      Portfolio       Portfolio
                         ----------------- --------------- ----------- ------------ --------------- ---------------
                         Period from March   Period from   Period from Period from    Period from     Period from
                            14, 2001 to    April 26, 2001  May 9, 2001 March 14 to   June 15, 2001   June 4, 2001
                           December 31,    to December 31, to December December 31, to December 31, to December 31,
                               2001             2001        31, 2001       2001          2001            2001
                         ----------------- --------------- ----------- ------------ --------------- ---------------
Investment income:
 Income -- Ordinary
 dividends..............      $   --              --              87       2,567            3              56
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............          --              --             --          --           --              --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............          201             132            473       1,036          --              114
                              -------           -----        -------      ------         ----            ----
Net investment income
(expense)...............         (201)           (132)          (386)      1,531            3             (58)
                              -------           -----        -------      ------         ----            ----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................       (1,110)           (280)       (12,593)         61           35            (185)
 Unrealized appreciation
 (depreciation) on
 investments............       (3,014)          1,694         11,801      (1,775)        (310)            323
 Capital gain
 distributions..........          --               12              5         397           13              31
                              -------           -----        -------      ------         ----            ----
Net realized and
unrealized gain (loss)
on investments..........       (4,124)          1,426           (787)     (1,317)        (262)            169
                              -------           -----        -------      ------         ----            ----
Increase (decrease) in
net assets from
operations..............      $(4,325)          1,294         (1,173)        214         (259)            111
                              =======           =====        =======      ======         ====            ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Goldman Sachs Variable Insurance Trust
                         -----------------------------------------------------
                          Growth and Income Fund       Mid Cap Value Fund
                         --------------------------  -------------------------
                         Year ended December 31,     Year ended December 31,
                         --------------------------  -------------------------
                           2001     2000     1999     2001     2000     1999
                         --------  -------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
 dividends.............. $    250      150      766   20,461    4,792    1,901
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............      613      702      648   18,766    4,481    4,901
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............      --       --       --       --       --       --
                         --------  -------  -------  -------  -------  -------
Net investment income
(expense)...............     (363)    (552)     118    1,695      311   (3,000)
                         --------  -------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................     (184)  (1,573)     573   97,038  (12,964)  84,871
 Unrealized appreciation
 (depreciation) on
 investments............   (5,115)    (748)  (2,840) (32,449) 101,034  (27,108)
 Capital gain
 distributions..........      --       --       --   105,684   15,479      --
                         --------  -------  -------  -------  -------  -------
Net realized and
unrealized gain (loss)
on investments..........   (5,299)  (2,321)  (2,267) 170,273  103,549   57,763
                         --------  -------  -------  -------  -------  -------
Increase (decrease) in
net assets from
operations.............. $ (5,662)  (2,873)  (2,149) 171,968  103,860   54,763
                         ========  =======  =======  =======  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                 Salomon Brothers Variable Series Funds Inc.
                         -----------------------------------------------------------------------------------------------
                              Strategic Bond Fund                Investors Fund               Total Return Fund
                         ------------------------------- ------------------------------ --------------------------------
                          Year ended       Period from                                   Year ended       Period from
                         December 31,    March 19, 1999   Year ended     Period from    December 31,    July 14, 1999 to
                         --------------  to December 31, December 31, March 31, 2000 to --------------    December 31,
                          2001    2000        1999           2001     December 31, 2000  2001    2000         1999
                         ------  ------  --------------- ------------ ----------------- ------  ------  ----------------
Investment income:
 Income -- Ordinary
 dividends.............. $2,475     --         5,114         3,438          1,474          614    289          154
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............    421     486        6,264         5,451          1,302          221    110           39
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............    --      --           --            --             --           --     --           --
                         ------  ------      -------       -------          -----       ------  -----         ----
Net investment income
(expense)...............  2,054    (486)      (1,150)       (2,013)           172          393    179          115
                         ------  ------      -------       -------          -----       ------  -----         ----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................     97  (3,595)     (14,814)      (12,059)           946          (17)    (7)          (8)
 Unrealized appreciation
 (depreciation) on
 investments............   (868)  4,324       (4,324)      (17,392)           914         (583)   367         (424)
 Capital gain
 distributions..........    --      --           --          5,130          6,211          --     --           --
                         ------  ------      -------       -------          -----       ------  -----         ----
Net realized and
unrealized gain (loss)
on investments..........   (771)    729      (19,138)      (24,321)         8,071         (600)   360         (432)
                         ------  ------      -------       -------          -----       ------  -----         ----
Increase (decrease) in
net assets from
operations.............. $1,283     243      (20,288)      (26,334)         8,243         (207)   539         (317)
                         ======  ======      =======       =======          =====       ======  =====         ====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  PIMCO Variable Insurance Trust
                   -------------------------------------------------------------
                                      Long-Term
                    Foreign Bond   U.S. Government   High Yield    Total Return
                      Portfolio    Bond Portfolio  Bond Portfolio Bond Portfolio
                   --------------- --------------- -------------- --------------
                     Period from     Period from    Period from    Period from
                   October 8, 2001 May 3, 2001 to  May 1, 2001 to May 3, 2001 to
                   to December 31,  December 31,    December 31,   December 31,
                        2001            2001            2001           2001
                   --------------- --------------- -------------- --------------
Investment
income:
 Income --
  Ordinary
 dividends.......       $ 39            1,667           3,728          1,967
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 I (note 4)......        --               --              --             --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).....        --               266             480            466
                        ----           ------          ------         ------
Net investment
income
(expense)........         39            1,401           3,248          1,501
                        ----           ------          ------         ------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....          2               31            (377)            57
 Unrealized
 appreciation
 (depreciation)
 on investments..        (90)          (4,793)         (1,804)        (3,364)
 Capital gain
 distributions...        --             3,972             --           3,303
                        ----           ------          ------         ------
Net realized and
unrealized gain
(loss) on
investments......        (88)            (790)         (2,181)            (4)
                        ----           ------          ------         ------
Increase
(decrease) in net
assets from
operations.......       $(49)             611           1,067          1,497
                        ====           ======          ======         ======
                               AIM Variable Insurance Funds
                   -----------------------------------------------------
                   AIM V.I. Capital
                     Appreciation    AIM V.I. Growth    AIM V.I. Value
                         Fund              Fund              Fund
                   ---------------- ------------------ -----------------
                     Period from       Period from        Period from
                    May 9, 2001 to  September 17, 2001 April 12, 2001 to
                     December 31,    to December 31,     December 31,
                         2001              2001              2001
                   ---------------- ------------------ -----------------
Investment
income:
 Income --
  Ordinary
 dividends.......          --               22                 301
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 I (note 4)......          --              --                  --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).....           45              23                 632
                   ---------------- ------------------ -----------------
Net investment
income
(expense)........          (45)             (1)               (331)
                   ---------------- ------------------ -----------------
Net realized and
unrealized gain
(loss) on
investments:
 Net realized
 gain (loss).....       (2,048)              2                  (1)
 Unrealized
 appreciation
 (depreciation)
 on investments..          741             250                 370
 Capital gain
 distributions...        1,508             --                4,571
                   ---------------- ------------------ -----------------
Net realized and
unrealized gain
(loss) on
investments......          201             252               4,940
                   ---------------- ------------------ -----------------
Increase
(decrease) in net
assets from
operations.......          156             251               4,609
                   ================ ================== =================

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                                             Rydex Variable
                        Alliance Variable Products Series Fund, Inc.                  Dreyfus                    Trust
                     -------------------------------------------------- ----------------------------------- ----------------
                                                                            Dreyfus
                                                                           Investment       The Dreyfus
                                                                         Portfolios --        Socially
                     Growth and Income  Premier Growth       Quasar     Emerging Markets    Responsible
                         Portfolio         Portfolio       Portfolio       Portfolio     Growth Fund, Inc.      OTC Fund
                     ----------------- ----------------- -------------- ---------------- ------------------ ----------------
                                                          Period from     Period from                         Period from
                        Period from       Period from    May 1, 2001 to May 15, 2001 to     Period from     July 24, 2001 to
                     April 26, 2001 to March 30, 2001 to  December 31,    December 31,   August 13, 2001 to   December 31,
                     December 31, 2001 December 31, 2001      2001            2001       December 31, 2001        2001
                     ----------------- ----------------- -------------- ---------------- ------------------ ----------------
Investment income:
 Income -- Ordinary
 dividends.........       $  181                --             --               23                7               --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)..........          --                 --             --              --               --                --
 Expenses --
  Mortality and
 expense risk
 charges and
 administrative
 expenses -- Type
 II (note 4).......        1,301                247            142              17               18                 4
                          ------            -------          -----            ----              ---               ---
Net investment
income (expense)...       (1,120)              (247)          (142)              6              (11)               (4)
                          ------            -------          -----            ----              ---               ---
Net realized and
unrealized gain
(loss) on
investments:
 Net realized gain
 (loss)............         (293)            (1,315)          (118)           (895)              (1)              --
 Unrealized
 appreciation
 (depreciation) on
 investments.......        2,747            (15,188)         1,268            1000              220               125
 Capital gain
 distributions.....        1,401              1,213            171             --               --                --
                          ------            -------          -----            ----              ---               ---
Net realized and
unrealized gain
(loss) on
investments........        3,855            (15,290)         1,321             105              219               125
                          ------            -------          -----            ----              ---               ---
Increase (decrease)
in net assets from
operations.........       $2,735            (15,537)         1,179             111              208               121
                          ======            =======          =====            ====              ===               ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             MFS Variable Insurance Trust
                         --------------------------------------------------------------------
                                             MFS Investors
                                             Growth Stock    MFS Investors  MFS New Discovery
                         MFS Utility Series     Series       Trust Series        Series
                         ------------------ --------------- --------------- -----------------
                                                                               Period from
                            Period from       Period from     Period from       September
                           March 14, 2001   April 12, 2001  August 7, 2001      18, 2001
                          to December 31,   to December 31, to December 31,  to December 31,
                                2001             2001            2001             2001
                         ------------------ --------------- --------------- -----------------
Investment income:
 Income -- Ordinary
 dividends..............      $    75                8            --                --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type I
 (note 4)...............          --               --             --                --
 Expenses -- Mortality
 and expense risk
 charges and
 administrative
 expenses -- Type II
 (note 4)...............          241              132             80                80
                              -------           ------            ---             -----
Net investment income
(expense)...............         (166)            (124)           (80)              (80)
                              -------           ------            ---             -----
Net realized and
unrealized gain (loss)
on investments:
 Net realized gain
 (loss).................         (155)               1            (16)             (209)
 Unrealized appreciation
 (depreciation) on
 investments............       (5,300)          (1,550)           951             5,857
 Capital gain
 distributions..........          198               97            --                --
                              -------           ------            ---             -----
Net realized and
unrealized gain (loss)
on investments..........       (5,257)          (1,452)           935             5,648
                              -------           ------            ---             -----
Increase (decrease) in
net assets from
operations..............      $(5,423)          (1,576)           855             5,568
                              =======           ======            ===             =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets

                                                       GE Investments Funds, Inc.
                     ------------------------------------------------------------------------------------------------------
                           S&P 500 Index Fund                  Money Market Fund                  Total Return Fund
                     ---------------------------------  ----------------------------------  -------------------------------
                         Year ended December 31,            Year ended December 31,            Year ended December 31,
                     ---------------------------------  ----------------------------------  -------------------------------
                        2001        2000       1999        2001        2000        1999       2001       2000       1999
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease)
in net assets
From operations:
 Net investment
 income (expense)..  $  (22,019)    (42,984)   (39,597)    356,459     659,681     492,078     20,998     23,254     11,546
 Net realized gain
 (loss)............    (223,483)    253,088    547,538         --          --          --       5,647     23,582     34,289
 Unrealized
 appreciation
 (depreciation) on
 investments.......    (813,776) (1,256,862)   714,039         --          --          --    (121,737)   (56,704)   110,595
 Capital gain
 distributions.....      74,413     140,542     79,903         --          --          --      21,120     69,728     42,374
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase
  (decrease) in net
  assets from
  operations.......    (984,865)   (906,216) 1,301,883     356,459     659,681     492,078    (73,972)    59,860    198,804
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
From capital
transactions:
 Net premiums......     448,963      92,578    209,250   3,129,821   3,873,682   7,275,148     30,815      2,250      9,104
 Loan interest.....      (3,158)     (2,440)    (3,621)     (3,854)     40,295      33,105       (747)      (647)      (740)
 Transfers (to)
 from the general
 account of GE Life
 and Annuity:
 Death benefits....         --     (311,551)       --      (89,860)    (48,296)        --     (13,185)       --         --
 Surrenders........    (433,901)   (371,309)  (571,204)   (419,731) (2,500,421) (4,064,746)   (53,193)  (108,581)  (134,715)
 Loans.............     (63,482)    (59,986)   (14,382)   (279,376) (1,462,643)   (733,748)   (13,240)   (22,399)    (5,353)
 Cost of insurance
 and administrative
 expense (note 4)..     (79,493)    (80,865)   (76,602)   (154,845)   (155,234)   (151,555)   (19,258)   (16,554)   (18,760)
 Transfer gain
 (loss) and
 transfer fees.....     (49,376)     11,380     (2,154) (2,344,650) (1,860,641)    (55,274)    (5,300)       413      1,266
 Transfers (to)
 from the Guarantee
 Account...........     122,807      29,696      1,200     126,636    (157,515)        --      43,816      3,851        500
 Interfund
 transfers.........    (197,842)    438,834  1,450,154   3,539,529  (2,883,414)  1,796,890     56,906     73,820    (74,939)
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase
  (decrease) in net
  assets from
  capital
  transactions.....    (255,482)   (253,663)   992,641   3,503,670  (5,154,187)  4,099,820     26,614    (67,847)  (223,637)
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease)
in net assets......  (1,240,347) (1,159,879) 2,294,524   3,860,129  (4,494,506)  4,591,898    (47,358)    (7,987)   (24,833)
Net assets at
beginning of year..   7,214,168   8,374,047  6,079,523  10,936,216  15,430,722  10,838,824  1,754,732  1,762,719  1,787,552
                     ----------  ----------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end
of period..........  $5,973,821   7,214,168  8,374,047  14,796,345  10,936,216  15,430,722  1,707,374  1,754,732  1,762,719
                     ==========  ==========  =========  ==========  ==========  ==========  =========  =========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------------------------
                          International Equity Fund     Real Estate Securities Fund        Global Income Fund
                          ----------------------------  ------------------------------  ---------------------------
                           Year ended December 31,        Year ended December 31,        Year ended December 31,
                          ----------------------------  ------------------------------  ---------------------------
                            2001       2000     1999       2001       2000      1999      2001     2000      1999
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $     952    (3,699)  (3,474)     17,763     16,820   25,102    (2,010)    (832)  (10,517)
 Net realized gain
 (loss).................   (170,012)   32,727      166       4,798    (28,508) (51,641)   (8,885) (12,550) (174,205)
 Unrealized appreciation
 (depreciation) on
 investments............    101,474  (144,443)  72,780      44,085    209,214   15,871    (5,385)   6,143    (1,207)
 Capital gain
 distributions..........      2,246    52,541   26,382       8,645      2,635    1,796       --       --         28
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
  Increase (decrease) in
  net assets from
  operations............    (65,340)  (62,874)  95,854      75,291    200,161   (8,872)  (16,280)  (7,239) (185,901)
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
From capital
transactions:
 Net premiums...........      1,904       --       --          --       5,000    9,200       --       --      3,403
 Loan interest..........       (120)      --        (6)       (445)      (591)  (1,009)   70,693    1,928       227
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........        --        --       --       (1,201)       --       --        --       --        --
 Surrenders.............    (19,958)      --       --      (27,966)   (15,255) (35,918)      --       --        --
 Loans..................        --       (100)     --      (49,620)   (24,317)  (4,066)      --       --     15,465
 Cost of insurance and
 administrative expense
 (note 4)...............     (3,658)   (3,826)  (3,710)    (11,351)    (6,719)  (8,475)     (562)    (343)   (4,487)
 Transfer gain (loss)
 and transfer fees......      7,552    (6,581)  (5,641)    (30,216)    (1,214)   2,893    19,712  464,801       329
 Transfers (to) from the
 Guarantee Account......        --    (13,358)     --          --         --         7       --       --        --
 Interfund transfers....    266,687     9,264   23,090  (2,479,892) 2,642,526  (46,114) (687,676) 160,125   170,322
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
  Increase (decrease) in
  net assets from
  capital transactions..    252,407   (14,601)  13,733  (2,600,691) 2,599,430  (83,482) (597,833) 626,511   185,259
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
Increase (decrease) in
net assets..............    187,067   (77,475) 109,587  (2,525,400) 2,799,591  (92,354) (614,113) 619,272      (642)
Net assets at beginning
of year.................    332,351   409,826  300,239   3,414,078    614,487  706,841   647,115   27,843    28,485
                          ---------  --------  -------  ----------  ---------  -------  --------  -------  --------
Net assets at end of
period..................  $ 519,418   332,351  409,826     888,678  3,414,078  614,487    33,002  647,115    27,843
                          =========  ========  =======  ==========  =========  =======  ========  =======  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund              Income Fund                U.S. Equity Fund
                          ----------------------------  -------------------------------  -------------------------
                           Year ended December 31,         Year ended December 31,       Year ended December 31,
                          ----------------------------  -------------------------------  -------------------------
                             2001      2000     1999      2001       2000       1999      2001     2000     1999
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (4,762)  (2,782)  (3,680)    43,293     58,910     50,333     (369)    (731)     (15)
 Net realized gain
 (loss).................      25,875   12,878   68,899     12,607    (17,374)      (784)  (3,453)   3,147      520
 Unrealized appreciation
 (depreciation) on
 investments............     (84,368)  22,673   24,230     18,802     68,916    (90,951) (13,016) (10,780)   3,276
 Capital gain
 distributions..........      48,536   26,826      --         --         --       2,137    1,230    6,655    6,179
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
  net assets from
  operations............     (14,719)  59,595   89,449     74,702    110,452    (39,265) (15,608)  (1,709)   9,960
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
From capital
transactions:
 Net premiums...........     141,375    4,254    3,802     10,865        --      16,162  119,525    4,228      --
 Loan interest..........      (1,581)    (900)  (1,028)    (5,066)    (4,321)    (4,763)     (60)     --       --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........     (53,124)     --       --         --         --         --       --       --       --
 Surrenders.............     (15,888)     --       --    (176,996)   (51,628)   (87,362) (16,794)     --       --
 Loans..................      (2,228)     --    (6,939)    (1,670)   (27,965)    (4,459)  (1,473)  (1,266)     --
 Cost of insurance and
 administrative expense
 (note 4)...............     (13,448)  (8,658)  (8,194)   (14,244)   (12,868)   (15,183)  (2,968)  (1,416)    (540)
 Transfer gain (loss)
 and transfer fees......      (4,463)  (7,392)  (1,865)     2,977       (151)      (139)  (9,946)     169     (188)
 Transfers (to) from the
 Guarantee Account......      23,077      --    29,405      1,412        --      20,109   23,064   14,252      --
 Interfund transfers....     522,907   (5,645) 118,008     88,371    (68,336)   (27,799)  98,882    3,976  109,461
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
  net assets from
  capital transactions..     596,627  (18,341) 133,189    (94,351)  (165,269)  (103,434) 210,230   19,943  108,733
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
Increase (decrease) in
net assets..............     581,908   41,254  222,638    (19,649)   (54,817)  (142,699) 194,622   18,234  118,693
Net assets at beginning
of year.................     796,600  755,346  532,708  1,269,533  1,324,350  1,467,049  147,089  128,855   10,162
                          ----------  -------  -------  ---------  ---------  ---------  -------  -------  -------
Net assets at end of
period..................  $1,378,508  796,600  755,346  1,249,884  1,269,533  1,324,350  341,711  147,089  128,855
                          ==========  =======  =======  =========  =========  =========  =======  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------
                                                                                 Small-Cap Value
                             Premier Growth Equity Fund       Value Equity Fund    Equity Fund
                          ----------------------------------- ----------------- -----------------
                             Year ended        Period from       Period from       Period from
                            December 31,     June 11, 1999 to April 17, 2001 to March 14, 2001 to
                          -----------------    December 31,     December 31,      December 31,
                            2001     2000          1999             2001              2001
                          --------  -------  ---------------- ----------------- -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $ (7,552)  (6,719)      (1,545)             201                93
 Net realized gain
 (loss).................   (21,399)   6,148          139              (26)              557
 Unrealized appreciation
 (depreciation) on
 investments............   (40,567) (75,063)      54,745              889             2,247
 Capital gain
 distributions..........    21,879   36,757       13,746              --              2,727
                          --------  -------      -------           ------            ------
  Increase (decrease) in
  net assets from
  operations............   (47,639) (38,877)      67,085            1,064             5,624
                          --------  -------      -------           ------            ------
From capital
transactions:
 Net premiums...........    27,205    4,580          --            44,019            85,537
 Loan interest..........       --       --           --               --                --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       --       --           --               --                --
 Surrenders.............       --    (2,232)         --               --                --
 Loans..................       --       --          (300)             --                --
 Cost of insurance and
 administrative expense
 (note 4)...............    (9,423)  (7,464)      (2,033)            (158)             (326)
 Transfer gain (loss)
 and transfer fees......    (6,190)      15        3,988              162            (7,545)
 Transfers (to) from the
 Guarantee Account......    14,747   29,205          --             4,522            15,525
 Interfund transfers....   139,348  181,947      393,060               10              (430)
                          --------  -------      -------           ------            ------
  Increase (decrease) in
  net assets from
  capital transactions..   165,687  206,051      394,715           48,555            92,761
                          --------  -------      -------           ------            ------
Increase (decrease) in
net assets..............   118,048  167,174      461,800           49,619            98,385
Net assets at beginning
of year.................   628,974  461,800          --               --                --
                          --------  -------      -------           ------            ------
Net assets at end of
period..................  $747,022  628,974      461,800           49,619            98,385
                          ========  =======      =======           ======            ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                        Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------
                                   Bond Fund/VA              Capital Appreciation Fund/VA
                          --------------------------------  ---------------------------------
                             Year ended December 31,            Year ended December 31,
                          --------------------------------  ---------------------------------
                             2001       2000       1999       2001        2000        1999
                          ----------  ---------  ---------  ---------  ----------  ----------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  113,480     90,053     65,924    (29,060)    (63,011)    (47,481)
 Net realized gain
 (loss).................     (34,432)   (58,604)   (61,516)  (234,310)    858,133     900,975
 Unrealized appreciation
 (depreciation) on
 investments............      18,831     27,471    (84,560)  (816,014) (1,219,345)    646,214
 Capital gain
 distributions..........         --         --       9,549    413,546     338,409     173,473
                          ----------  ---------  ---------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  operations............      97,879     58,920    (70,603)  (665,838)    (85,814)  1,673,181
                          ----------  ---------  ---------  ---------  ----------  ----------
From capital
transactions:
 Net premiums...........      21,642     21,642     21,642     65,536      42,722      34,750
 Loan interest..........      72,486      6,941      3,160     (3,401)     (3,719)     (2,980)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........         --         --         --     (24,888)        --          --
 Surrenders.............    (133,929)   (13,237)   (35,960)  (315,109)   (175,875)   (638,691)
 Loans..................      11,422    (14,010)   (30,925)   (79,404)   (587,038)   (159,747)
 Cost of insurance and
 administrative expense
 (note 4)...............     (17,598)   (14,461)   (21,619)   (47,130)    (48,235)    (44,705)
 Transfer gain (loss)
 and transfer fees......     (10,355)   446,468     23,758     (6,093)     28,703    (247,728)
 Transfers (to) from the
 Guarantee Account......       6,601      3,340      6,580     42,606      62,872           7
 Interfund transfers....    (348,563)  (134,891)  (761,210)    60,578     688,521  (2,684,688)
                          ----------  ---------  ---------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  capital transactions..    (398,294)   301,792   (794,574)  (307,305)      7,951  (3,743,782)
                          ----------  ---------  ---------  ---------  ----------  ----------
Increase (decrease) in
net assets..............    (300,415)   360,712   (865,177)  (973,143)    (77,863) (2,070,601)
Net assets at beginning
of year.................   1,969,140  1,608,428  2,473,605  4,840,353   4,918,216   6,988,817
                          ----------  ---------  ---------  ---------  ----------  ----------
Net assets at end of
period..................  $1,668,725  1,969,140  1,608,428  3,867,210   4,840,353   4,918,216
                          ==========  =========  =========  =========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------------
                              Aggressive Growth Fund/VA              High Income Fund/VA
                          -----------------------------------  ---------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ---------------------------------
                             2001         2000        1999       2001        2000        1999
                          -----------  ----------  ----------  ---------  ----------  ----------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (17,963)   (141,045)    (89,368)   305,549     362,329     277,603
 Net realized gain
 (loss).................   (1,015,974)  1,507,212   1,178,701   (101,737)   (129,914)    (31,032)
 Unrealized appreciation
 (depreciation) on
 investments............   (2,439,102) (3,070,063)  3,216,453   (183,510)   (428,737)    (77,143)
 Capital gain
 distributions..........      917,686     389,633         --         --          --          --
                          -----------  ----------  ----------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  operations............   (2,555,353) (1,314,263)  4,305,786     20,302    (196,322)    169,428
                          -----------  ----------  ----------  ---------  ----------  ----------
From capital
transactions:
 Net premiums...........       33,631      76,786      54,210        600       4,600       6,954
 Loan interest..........       (4,831)    (11,013)     (5,149)    (1,874)        232      (2,114)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........          --          --      (22,618)   (31,784)        --          --
 Surrenders.............     (200,328)   (658,040)   (421,155)  (189,013)   (248,202)    (96,824)
 Loans..................     (104,414)   (147,893)   (124,739)    (3,940)    (70,658)   (118,625)
 Cost of insurance and
 administrative expense
 (note 4)...............      (65,548)    (98,373)    (68,853)   (35,045)    (38,283)    (52,357)
 Transfer gain (loss)
 and transfer fees......        1,150      21,286     (53,960)    29,329     432,906       9,892
 Transfers (to) from the
 Guarantee Account......       10,791     (31,367)      8,140      4,901       9,997         443
 Interfund transfers....     (234,677)  1,142,851  (1,031,745)   (13,802) (1,055,778) (1,558,865)
                          -----------  ----------  ----------  ---------  ----------  ----------
  Increase (decrease) in
  net assets from
  capital transactions..     (564,226)    294,237  (1,665,869)  (240,628)   (965,186) (1,811,496)
                          -----------  ----------  ----------  ---------  ----------  ----------
Increase (decrease) in
net assets..............   (3,119,579) (1,020,026)  2,639,917   (220,326) (1,161,508) (1,642,068)
Net assets at beginning
of year.................    8,118,575   9,138,601   6,498,684  3,357,679   4,519,187   6,161,255
                          -----------  ----------  ----------  ---------  ----------  ----------
Net assets at end of
period..................  $ 4,998,996   8,118,575   9,138,601  3,137,353   3,357,679   4,519,187
                          ===========  ==========  ==========  =========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Oppenheimer Variable Account      Oppenheimer Variable Account
                                Funds (continued)               Funds -- Class 2 Shares
                          --------------------------------  -------------------------------
                                                                Global        Main Street
                                                              Securities    Growth & Income
                           Multiple Strategies Fund/VA          Fund/VA         Fund/VA
                          --------------------------------  --------------- ---------------
                                                              Period from     Period from
                             Year ended December 31,        March 30, 2001  March 14, 2001
                          --------------------------------  to December 31, to December 31,
                             2001       2000       1999          2001            2001
                          ----------  ---------  ---------  --------------- ---------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   76,015    104,060     67,254         (638)           (461)
 Net realized gain
 (loss).................     (15,905)     7,666     20,609       (1,376)           (245)
 Unrealized appreciation
 (depreciation) on
 investments............    (198,513)  (163,508)    68,454          180           2,571
 Capital gain
 distributions..........     158,396    211,696    157,988          --              --
                          ----------  ---------  ---------      -------         -------
  Increase (decrease) in
  net assets from
  operations............      19,993    159,914    314,305       (1,834)          1,865
                          ----------  ---------  ---------      -------         -------
From capital
transactions:
 Net premiums...........       1,000      1,000     37,781      260,422         130,194
 Loan interest..........       9,909      8,264       (208)         --              --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........     (28,339)       --         --           --              --
 Surrenders.............     (17,862)  (157,318)  (189,005)         --              --
 Loans..................     (49,442)   (20,310)   (10,720)         --              --
 Cost of insurance and
 administrative expense
 (note 4)...............     (32,722)   (30,114)   (31,574)        (778)           (638)
 Transfer gain (loss)
 and transfer fees......       2,276       (493)     1,885        4,637          (1,087)
 Transfers (to) from the
 Guarantee Account......      27,780      3,366        943       12,344           6,336
 Interfund transfers....     304,616     (2,393)  (254,274)         --              (22)
                          ----------  ---------  ---------      -------         -------
  Increase (decrease) in
  net assets from
  capital transactions..     217,216   (197,998)  (445,172)     276,625         134,783
                          ----------  ---------  ---------      -------         -------
Increase (decrease) in
net assets..............     237,209    (38,084)  (130,867)     274,791         136,648
Net assets at beginning
of year.................   3,079,371  3,117,455  3,248,322          --              --
                          ----------  ---------  ---------      -------         -------
Net assets at end of
period..................  $3,316,580  3,079,371  3,117,455      274,791         136,648
                          ==========  =========  =========      =======         =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                     Variable Insurance Products Fund
                    -----------------------------------------------------------------------------------------------------------
                         Equity-Income Portfolio                 Growth Portfolio                   Overseas Portfolio
                    -----------------------------------  ----------------------------------  ----------------------------------
                         Year ended December 31,             Year ended December 31,             Year ended December 31,
                    -----------------------------------  ----------------------------------  ----------------------------------
                       2001         2000        1999        2001        2000        1999        2001        2000        1999
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........  $    50,426      73,990      20,782    (134,174)   (185,318)   (156,415)    126,320       7,192       1,669
 Net realized gain
 (loss)...........        3,674      78,193     949,231  (1,656,040)    578,678   1,288,523    (641,079)    212,982     694,024
 Unrealized
 appreciation
 (depreciation) on
 investments......   (1,511,503)   (353,707)   (762,258) (1,566,768) (3,965,666)  1,712,349    (527,241) (1,602,432)    859,657
 Capital gain
 distributions....      618,284     937,281     536,798     851,111   1,663,182   1,506,084     261,309     414,893      97,639
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  operations......     (839,119)    735,757     744,553  (2,505,871) (1,909,124)  4,350,541    (780,691)   (967,365)  1,652,989
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
transactions:
 Net premiums.....        2,012       7,445      30,709      22,062      20,315     161,347       7,300      16,083      18,135
 Loan interest....      (15,798)    (11,060)    (12,986)    (21,692)    (22,417)    (16,324)      2,211      (1,583)     (2,376)
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
 Death benefits...     (407,969)   (643,557)        --      (90,222)   (135,401)        --     (148,876)        --      (21,324)
 Surrenders.......     (651,032)   (477,615)   (531,791)   (480,632)   (738,545) (1,385,411)   (145,935)   (173,517)   (191,090)
 Loans............     (113,753)   (238,547)   (229,126)    (58,422)   (258,684)   (164,276)    (72,947)   (671,085)   (107,707)
 Cost of insurance
 and
 administrative
 expense (note
 4)...............     (130,600)   (117,182)   (153,739)   (115,445)   (140,569)   (133,989)    (30,519)    (40,650)    (40,060)
 Transfer gain
 (loss) and
 transfer fees....        4,825       4,355       7,118    (565,047)      5,907     (48,212)     30,410      60,686     (29,352)
 Transfers (to)
 from the
 Guarantee
 Account..........       39,605      72,101    (128,390)       (635)     89,432       5,600         --          766         443
 Interfund
 transfers........    1,054,816  (1,133,203) (1,383,061)     30,404     607,088    (452,607)    (57,337)    546,529  (1,559,209)
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....     (217,894) (2,537,263) (2,401,266) (1,279,629)   (572,874) (2,033,872)   (415,693)   (262,771) (1,932,540)
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase
(decrease) in net
assets............   (1,057,013) (1,801,506) (1,656,713) (3,785,500) (2,481,998)  2,316,669  (1,196,384) (1,230,136)   (279,551)
Net assets at
beginning of
year..............   13,367,714  15,169,220  16,825,933  13,292,186  15,774,184  13,457,515   3,496,837   4,726,973   5,006,524
                    -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end
of period.........  $12,310,701  13,367,714  15,169,220   9,506,686  13,292,186  15,774,184   2,300,453   3,496,837   4,726,973
                    ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Variable Insurance Products Fund II
                          ----------------------------------------------------------------------
                              Asset Manager Portfolio               Contrafund Portfolio
                          ----------------------------------  ----------------------------------
                              Year ended December 31,             Year ended December 31,
                          ----------------------------------  ----------------------------------
                             2001        2000        1999        2001        2000        1999
                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  187,445     171,520     205,535     (39,517)    (99,655)    (87,865)
 Net realized gain
 (loss).................     (67,206)    298,128     259,916    (424,441)    393,605     971,552
 Unrealized appreciation
 (depreciation) on
 investments............    (584,159) (1,507,589)     (9,876) (1,044,662) (2,636,860)    885,621
 Capital gain
 distributions..........     101,299     647,393     431,219     236,810   1,450,776     361,853
                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in
  net assets from
  operations............    (362,621)   (390,548)    886,794  (1,271,810)   (892,134)  2,131,161
                          ----------  ----------  ----------  ----------  ----------  ----------
From capital
transactions:
 Net premiums...........       3,300       8,550       2,300      23,850      55,764      71,587
 Loan interest..........       7,241      (3,478)     (8,302)      8,991       4,054      (8,628)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........    (252,816)   (417,629)        --       (1,246)   (123,201)    (23,810)
 Surrenders.............    (193,955)   (697,249)   (786,658)   (138,923)   (317,488)   (549,804)
 Loans..................     (70,432)    (29,528)    (58,273)   (140,896)   (148,169)   (153,985)
 Cost of insurance and
 administrative expense
 (note 4)...............     (65,922)    (75,579)    (98,577)    (94,945)    (98,558)   (102,249)
 Transfer gain (loss)
 and transfer fees......      41,561      (1,547)    (47,936)    227,632      (3,746)    (21,586)
 Transfers (to) from the
 Guarantee Account......       1,289      (8,807)     38,441     (23,542)      8,853       6,587
 Interfund transfers....      75,965  (1,159,228)   (748,397)   (134,120)   (947,396)   (759,216)
                          ----------  ----------  ----------  ----------  ----------  ----------
  Increase (decrease) in
  net assets from
  capital transactions..    (453,769) (2,384,495) (1,707,402)   (273,199) (1,569,887) (1,541,104)
                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
net assets..............    (816,390) (2,775,043)   (820,608) (1,545,009) (2,462,021)    590,057
Net assets at beginning
of year.................   6,752,279   9,527,322  10,347,930   9,305,260  11,767,281  11,177,224
                          ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
period..................  $5,935,889   6,752,279   9,527,322   7,760,251   9,305,260  11,767,281
                          ==========  ==========  ==========  ==========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund III
                          -------------------------------------------------------------
                                                              Growth Opportunities
                            Growth & Income Portfolio               Portfolio
                          --------------------------------  ---------------------------
                             Year ended December 31,         Year ended December 31,
                          --------------------------------  ---------------------------
                             2001       2000       1999       2001      2000     1999
                          ----------  ---------  ---------  --------  --------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $    2,186        (39)   (16,131)   (3,428)    1,999   (3,398)
 Net realized gain
 (loss).................    (152,011)   (41,849)   160,560   (55,765)  (12,867)  32,368
 Unrealized appreciation
 (depreciation) on
 investments............       5,140   (131,011)   (48,360)  (23,765) (187,366) (18,063)
 Capital gain
 distributions..........      40,855     98,008     13,296       --     54,448   12,249
                          ----------  ---------  ---------  --------  --------  -------
  Increase (decrease) in
  net assets from
  operations............    (103,830)   (74,891)   109,365   (82,958) (143,786)  23,156
                          ----------  ---------  ---------  --------  --------  -------
From capital
transactions:
 Net premiums...........         --         --      11,807     8,000       --       589
 Loan interest..........        (891)       439        (19)     (183)     (124)     (95)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........     (36,535)       --         --        --        --       --
 Surrenders.............    (232,216)   (35,791)   (33,425)  (33,397)  (39,679) (17,405)
 Loans..................     (38,855)   (28,635)    (9,320)  (62,163)  (40,159)    (979)
 Cost of insurance and
 administrative expense
 (note 4)...............      (8,484)   (10,528)   (15,670)   (4,967)   (6,011)  (8,389)
 Transfer gain (loss)
 and transfer fees......      32,177      1,876     43,657    15,782    (3,398)      (7)
 Transfers (to) from the
 Guarantee Account......      15,212     (1,865)    10,278       --        --       --
 Interfund transfers....    (174,469)  (302,084)   392,746   (25,884) (166,551) 265,913
                          ----------  ---------  ---------  --------  --------  -------
  Increase (decrease) in
  net assets from
  capital transactions..    (444,061)  (376,588)   400,054  (102,812) (255,922) 239,627
                          ----------  ---------  ---------  --------  --------  -------
Increase (decrease) in
net assets..............    (547,891)  (451,479)   509,419  (185,770) (399,708) 262,783
Net assets at beginning
of year.................   1,063,137  1,514,616  1,005,197   507,378   907,086  644,303
                          ----------  ---------  ---------  --------  --------  -------
Net assets at end of
period..................  $  515,246  1,063,137  1,514,616   321,608   507,378  907,086
                          ==========  =========  =========  ========  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                           Variable Insurance
                                                                                                Products
                            Variable Insurance Products     Variable Insurance Products    Fund II -- Service
                              Fund -- Service Class 2       Fund III -- Service Class 2         Class 2
                          ------------------------------- -------------------------------- ------------------
                           Equity-Income      Growth      Growth & Income      Mid Cap         Contrafund
                             Portfolio       Portfolio       Portfolio        Portfolio        Portfolio
                          --------------- --------------- ---------------- --------------- ------------------
                            Period from     Period from     Period from      Period from      Period from
                          May 03, 2001 to April 25, 2001  July 06, 2001 to May 15, 2001 to March 14, 2001 to
                           December 31,   to December 31,   December 31,    December 31,      December 31,
                               2001            2001             2001            2001              2001
                          --------------- --------------- ---------------- --------------- ------------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............     $    (663)          (303)           (129)            (352)            (303)
 Net realized gain
 (loss).................           122           (723)              4          (16,137)             (32)
 Unrealized appreciation
 (depreciation) on
 investments............         8,881            332           1,969           19,743              679
 Capital gain
 distributions..........           --             --              --               --               --
                             ---------        -------          ------          -------           ------
  Increase (decrease) in
  net assets from
  operations............         8,340           (694)          1,844            3,254              344
                             ---------        -------          ------          -------           ------
From capital
transactions:
 Net premiums...........       402,659        121,516          58,509           67,986           64,608
 Loan interest..........           --             --              --               --               --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........           --             --              --               --               --
 Surrenders.............           --             --              --               --               --
 Loans..................           --             --              --               --               --
 Cost of insurance and
 administrative expense
 (note 4)...............        (1,027)          (412)           (146)            (399)            (362)
 Transfer gain (loss)
 and transfer fees......      (157,155)       (28,165)         (2,159)            (861)          (6,299)
 Transfers (to) from the
 Guarantee Account......        29,667          6,615          14,698            5,293           10,334
 Interfund transfers....         7,869            --              --            20,000             (100)
                             ---------        -------          ------          -------           ------
  Increase (decrease) in
  net assets from
  capital transactions..       282,013         99,554          70,902           92,019           68,181
                             ---------        -------          ------          -------           ------
Increase (decrease) in
net assets..............       290,353         98,860          72,746           95,273           68,525
Net assets at beginning
of year.................           --             --              --               --               --
                             ---------        -------          ------          -------           ------
Net assets at end of
period..................     $ 290,353         98,860          72,746           95,273           68,525
                             =========        =======          ======          =======           ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Federated Insurance Series
                          --------------------------------------------------------------
                            American Leaders Fund II        High Income Bond Fund II
                          -------------------------------  -----------------------------
                             Year ended December 31,         Year ended December 31,
                          -------------------------------  -----------------------------
                             2001       2000      1999      2001      2000       1999
                          ----------  --------  ---------  -------  ---------  ---------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (1,041)   (2,371)    (4,270)  59,498     72,903     66,628
 Net realized gain
 (loss).................        (805)    6,438     19,046  (39,405)   (82,095)   (82,162)
 Unrealized appreciation
 (depreciation) on
 investments............     (56,342)  (19,766)   (65,306) (25,583)   (72,858)       543
 Capital gain
 distributions..........       4,548    23,522     98,945      --         --       7,321
                          ----------  --------  ---------  -------  ---------  ---------
  Increase (decrease) in
  net assets from
  operations............     (53,640)    7,823     48,415   (5,490)   (82,050)    (7,670)
                          ----------  --------  ---------  -------  ---------  ---------
From capital
transactions:
 Net premiums...........         --     24,082     57,574    7,200      7,200     17,397
 Loan interest..........         (55)      (11)       (79)    (662)    (2,038)      (244)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........        (739)      --         --       --         --         --
 Surrenders.............      (9,505)  (92,957)       --   (73,450)   (35,759)   (28,048)
 Loans..................     (26,680)   (4,402)    (6,155)  (7,141)   (15,175)   (73,906)
 Cost of insurance and
 administrative expense
 (note 4)...............     (10,733)   (7,625)   (12,640)  (8,684)    (9,059)   (13,418)
 Transfer gain (loss)
 and transfer fees......         567    (2,499)     1,294      138    435,645    (13,811)
 Transfers (to) from the
 Guarantee Account......       6,000    27,939      9,174      --         --         --
 Interfund transfers....     429,267  (138,618)  (210,684)  74,053   (702,240)     6,333
                          ----------  --------  ---------  -------  ---------  ---------
  Increase (decrease) in
  net assets from
  capital transactions..     388,122  (194,091)  (161,516)  (8,546)  (321,426)  (105,697)
                          ----------  --------  ---------  -------  ---------  ---------
Increase (decrease) in
net assets..............     334,482  (186,268)  (113,101) (14,036)  (403,476)  (113,367)
Net assets at beginning
of year.................     739,216   925,484  1,038,585  612,680  1,016,156  1,129,523
                          ----------  --------  ---------  -------  ---------  ---------
Net assets at end of
period..................  $1,073,698   739,216    925,484  598,644    612,680  1,016,156
                          ==========  ========  =========  =======  =========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                         Federated Insurance
                                                                              Series --
                            Federated Insurance Series (continued)         Service Shares
                          ---------------------------------------------- -------------------
                                                         International
                                                         Small Company    High Income Bond
                               Utility Fund II              Fund II            Fund II
                          ---------------------------  ----------------- -------------------
                                                          Period from        Period from
                           Year ended December 31,     December 15, 2001  July 09, 2001 to
                          ---------------------------   to December 31,     December 31,
                            2001     2000      1999          2001               2001
                          --------  -------  --------  ----------------- -------------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  7,708    6,841     6,892           --                (299)
 Net realized gain
 (loss).................    (8,044)   4,509    10,756            28                 15
 Unrealized appreciation
 (depreciation) on
 investments............   (58,305) (65,634)  (42,270)      (10,035)               790
 Capital gain
 distributions..........       --     8,200    25,666           --                 --
                          --------  -------  --------       -------           --------
  Increase (decrease) in
  net assets from
  operations............   (58,641) (46,084)    1,044       (10,007)               506
                          --------  -------  --------       -------           --------
From capital
transactions:
 Net premiums...........       --       --        --         20,033            226,596
 Loan interest..........      (369)    (453)     (581)          --                 --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       --       --        --            --                 --
 Surrenders.............    (1,214)  (9,261)  (14,150)          --                 --
 Loans..................    10,400  (10,106)  (27,345)          --                 --
 Cost of insurance and
 administrative expense
 (note 4)...............    (4,561)  (4,416)   (5,113)          (19)              (558)
 Transfer gain (loss)
 and transfer fees......    19,899   38,254        76            (9)          (124,592)
 Transfers (to) from the
 Guarantee Account......       --     6,077       --            --               8,746
 Interfund transfers....   (19,606)     759   (67,113)          --                 --
                          --------  -------  --------       -------           --------
  Increase (decrease) in
  net assets from
  capital transactions..     4,549   20,854  (114,226)       20,005            110,192
                          --------  -------  --------       -------           --------
Increase (decrease) in
net assets..............   (54,092) (25,230) (113,182)        9,998            110,698
Net assets at beginning
of year.................   388,158  413,388   526,570           --                 --
                          --------  -------  --------       -------           --------
Net assets at end of
period..................  $334,066  388,158   413,388         9,998            110,698
                          ========  =======  ========       =======           ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                 Alger American Fund
                          ----------------------------------------------------------------------
                           Small Capitalization Portfolio         LargeCap Growth Portfolio
                          -----------------------------------  ---------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ---------------------------------
                             2001         2000        1999        2001        2000       1999
                          -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (22,571)    (37,231)    (28,322)    (41,808)    (71,997)   (53,403)
 Net realized gain
 (loss).................   (1,758,699)   (261,756)    263,133    (576,735)    123,244    367,836
 Unrealized appreciation
 (depreciation) on
 investments............    1,063,724  (1,729,123)    286,111    (557,101) (1,653,849)   477,546
 Capital gain
 distributions..........          --    1,020,453     250,852     540,451     732,190    415,458
                          -----------  ----------  ----------  ----------  ----------  ---------
  Increase (decrease) in
  net assets from
  operations............     (717,546) (1,007,657)    771,774    (635,193)   (870,412) 1,207,437
                          -----------  ----------  ----------  ----------  ----------  ---------
From capital
transactions:
 Net premiums...........       13,925      42,602      47,061      35,830      17,233     61,208
 Loan interest..........         (139)     (1,358)     (4,390)     (1,159)     (2,900)    (2,317)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       (3,728)        --          --          --          --     (26,523)
 Surrenders.............      (16,597)    (56,931)        --     (169,500)   (366,285)  (286,712)
 Loans..................      (35,276)    (11,721)      3,449     (84,219)    (19,926)   (87,064)
 Cost of insurance and
 administrative expense
 (note 4)...............      (19,849)    (28,533)    (25,363)    (50,907)    (53,256)   (46,522)
 Transfer gain (loss)
 and transfer fees......       40,365      40,889      46,137       1,426      37,061     (7,321)
 Transfers (to) from the
 Guarantee Account......        2,177      22,158      11,769      (5,783)      2,731        500
 Interfund transfers....      157,440     419,213  (1,053,597)   (192,688)    181,812  1,365,674
                          -----------  ----------  ----------  ----------  ----------  ---------
  Increase (decrease) in
  net assets from
  capital transactions..      138,318     426,319    (974,934)   (467,000)   (203,530)   970,923
                          -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in
net assets..............     (579,228)   (581,338)   (203,160) (1,102,193) (1,073,942) 2,178,360
Net assets at beginning
of year.................    2,237,788   2,819,126   3,022,286   4,449,970   5,523,912  3,345,552
                          -----------  ----------  ----------  ----------  ----------  ---------
Net assets at end of
period..................  $ 1,658,560   2,237,788   2,819,126   3,347,777   4,449,970  5,523,912
                          ===========  ==========  ==========  ==========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     PBHG Insurance Series Fund, Inc.
                          -----------------------------------------------------------
                            PBHG Large Cap Growth
                                  Portfolio              PBHG Growth II Portfolio
                          ----------------------------  -----------------------------
                           Year ended December 31,        Year ended December 31,
                          ----------------------------  -----------------------------
                            2001       2000     1999       2001       2000     1999
                          ---------  --------  -------  ----------  --------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  (6,310)   (8,329)  (1,948)    (17,075)  (16,459)  (3,631)
 Net realized gain
 (loss).................   (187,526)   26,132   29,261    (659,735) (368,039) 127,082
 Unrealized appreciation
 (depreciation) on
 investments............    (36,601) (197,654)  99,164      60,672  (133,963)  66,595
 Capital gain
 distributions..........        --     23,477      --          --     13,900      --
                          ---------  --------  -------  ----------  --------  -------
  Increase (decrease) in
  net assets from
  operations............   (230,437) (156,374) 126,477    (616,138) (504,561) 190,046
                          ---------  --------  -------  ----------  --------  -------
From capital
transactions:
 Net premiums...........      3,000     2,500    6,138       2,000    12,332    2,000
 Loan interest..........       (550)     (545)      26        (373)     (512)    (191)
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........        --        --       --          --        --       --
 Surrenders.............        --    (17,527)     --      (21,689)  (18,539)     --
 Loans..................     (2,371)  (10,196)    (678)    (79,701)  (59,196) (10,000)
 Cost of insurance and
 administrative expense
 (note 4)...............     (6,137)   (6,107)  (1,747)    (15,331)  (10,343)  (4,856)
 Transfer gain (loss)
 and transfer fees......      7,607     4,652   (6,275)  2,664,477   598,074  (19,026)
 Transfers (to) from the
 Guarantee Account......      1,984       --       --        4,281    41,500      --
 Interfund transfers....    (13,507)  494,511  128,326  (2,258,741)  152,798   33,117
                          ---------  --------  -------  ----------  --------  -------
  Increase (decrease) in
  net assets from
  capital transactions..     (9,974)  467,288  125,790     294,923   716,114    1,044
                          ---------  --------  -------  ----------  --------  -------
Increase (decrease) in
net assets..............   (240,411)  310,914  252,267    (321,215)  211,553  191,090
Net assets at beginning
of year.................    598,876   287,962   35,695     540,636   329,083  137,993
                          ---------  --------  -------  ----------  --------  -------
Net assets at end of
period..................  $ 358,465   598,876  287,962     219,421   540,636  329,083
                          =========  ========  =======  ==========  ========  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                            Janus Aspen Series
                    ----------------------------------------------------------------------------------------------------------
                       Aggressive Growth Portfolio              Growth Portfolio               Worldwide Growth Portfolio
                    -----------------------------------  ---------------------------------  ----------------------------------
                         Year ended December 31,             Year ended December 31,            Year ended December 31,
                    -----------------------------------  ---------------------------------  ----------------------------------
                       2001         2000        1999        2001        2000       1999        2001        2000        1999
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........  $   (49,792)   (123,063)    (25,047)    (86,944)   (129,344)   (82,113)   (126,821)   (219,782)   (150,353)
 Net realized gain
 (loss)...........   (3,469,483)  2,053,482   1,877,887    (860,748)    829,366    732,403  (1,244,156)  4,249,648   1,684,622
 Unrealized
 appreciation
 (depreciation) on
 investments......    1,310,498  (6,007,948)  3,056,764  (1,175,735) (3,208,185) 2,126,069  (2,095,952) (8,564,849)  5,709,994
 Capital gain
 distributions....          --    1,056,305      70,984      15,770     841,540     38,444      26,217   1,482,669         --
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  operations......   (2,208,777) (3,021,224)  4,980,588  (2,107,657) (1,666,623) 2,814,803  (3,440,712) (3,052,314)  7,244,263
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
From capital
transactions:
 Net premiums.....       17,341      32,402      29,506      19,652      65,954     83,311      79,381      99,960     181,280
 Loan interest....       29,866       6,102      (3,772)     (6,078)    (11,139)    (8,033)     (9,509)     (8,782)     (5,533)
 Transfers (to)
 from the general
 account of GE
 Life and Annuity
 Death benefits...      (53,425)        --          --       (1,859)   (163,572)   (23,434)     (8,606)   (165,432)    (23,423)
 Surrenders.......      (90,768)   (185,663)   (147,936)   (374,933)   (278,153)  (332,087)   (295,316)   (403,972)   (306,760)
 Loans............      (54,804)   (245,413)   (100,897)   (124,854)   (122,844)  (113,712)   (114,281)   (731,101)    (86,961)
 Cost of insurance
 and
 administrative
 expense (note
 4)...............      (40,963)    (83,961)    (51,847)    (78,017)    (96,899)   (72,587)   (128,469)   (168,051)   (127,864)
 Transfer gain
 (loss) and
 transfer fees....       30,475     242,952      78,299     (70,845)     40,865      9,023      10,302     163,005       3,589
 Transfers (to)
 from the
 Guarantee
 Account..........        2,520     112,220         --       31,998      76,974      3,568      34,756      72,007      35,983
 Interfund
 transfers........     (946,121) (1,682,905)  2,991,895    (551,626)    751,417  1,275,017  (1,396,048)    440,806     269,462
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....   (1,105,879) (1,804,266)  2,795,248  (1,156,562)    262,603    821,066  (1,827,790)   (701,560)    (60,227)
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
Increase
(decrease) in net
assets............   (3,314,656) (4,825,490)  7,775,836  (3,264,219) (1,404,020) 3,635,869  (5,268,502) (3,753,874)  7,184,036
Net assets at
beginning of
year..............    5,724,635  10,550,125   2,774,289   8,491,897   9,895,917  6,260,048  14,630,474  18,384,348  11,200,312
                    -----------  ----------  ----------  ----------  ----------  ---------  ----------  ----------  ----------
Net assets at end
of period.........  $ 2,409,979   5,724,635  10,550,125   5,227,678   8,491,897  9,895,917   9,361,972  14,630,474  18,384,348
                    ===========  ==========  ==========  ==========  ==========  =========  ==========  ==========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                     Janus Aspen Series (continued)
                         -----------------------------------------------------------------------------------------------
                                                                Flexible Income
                               Balanced Portfolio                  Portfolio            International Growth Portfolio
                         ---------------------------------  --------------------------  --------------------------------
                             Year ended December 31,        Year ended December 31,        Year ended December 31,
                         ---------------------------------  --------------------------  --------------------------------
                            2001        2000       1999      2001      2000     1999      2001        2000       1999
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense).............  $   (1,571)    (36,978)    56,688    6,215       966   18,729    (22,841)    (44,773)   (28,206)
 Net realized gain
 (loss)................     149,406     237,385    397,981      742    (7,051)   2,310   (771,175)  1,146,311    452,801
 Unrealized
 appreciation
 (depreciation) on
 investments...........    (616,213) (1,219,714)   859,559    1,736     8,147  (20,012)    64,883  (1,860,929) 1,288,333
 Capital gain
 distributions.........      74,955     762,535        --     8,902     9,377    1,152     15,118     181,169        --
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
  Increase (decrease)
  in net assets from
  operations...........    (393,423)   (256,772) 1,314,228   17,595    11,439    2,179   (714,015)   (578,222) 1,712,928
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
From capital
transactions:
 Net premiums..........      22,769      47,714     39,986      --        --     9,934     15,515      14,765     18,930
 Loan interest.........     (20,440)    (16,102)    (7,355)     --        469      (42)    (1,773)     (2,551)     1,974
 Transfers (to) from
 the general account of
 GE Life and Annuity
 Death benefits........    (548,905)   (301,913)   (24,021) (21,111)      --       --      (1,386)        --         --
 Surrenders............    (212,175)    (30,074)  (382,801)     --    (41,001)     --     (31,238)   (403,605)   (13,011)
 Loans.................     (84,367)    (68,426)  (339,651)     --        112    2,596    (50,587)   (625,002)    (7,155)
 Cost of insurance and
 administrative expense
 (note 4)..............     (66,060)    (62,573)   (55,893)  (3,443)   (2,492)  (4,230)   (28,806)    (39,201)   (25,425)
 Transfer gain (loss)
 and transfer fees.....     (18,279)     53,917     (6,027)  (6,052)     (154)     225      3,241     115,163     (1,336)
 Transfers (to) from
 the Guarantee
 Account...............     117,499      52,722     14,501      --        --       --         --          --         --
 Interfund transfers...     380,602     487,036  1,299,658  128,992   (79,450) (85,330)   (20,127)    674,650   (913,181)
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
  Increase (decrease)
  in net assets from
  capital
  transactions.........    (429,356)    162,301    538,397   98,386  (122,516) (76,847)  (115,161)   (265,781)  (939,204)
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
Increase (decrease) in
net assets.............    (822,779)    (94,471) 1,852,625  115,981  (111,077) (74,668)  (829,176)   (844,003)   773,724
Net assets at beginning
of year................   6,843,100   6,937,571  5,084,946  250,341   361,418  436,086  2,973,127   3,817,130  3,043,406
                         ----------  ----------  ---------  -------  --------  -------  ---------  ----------  ---------
Net assets at end of
period.................  $6,020,321   6,843,100  6,937,571  366,322   250,341  361,418  2,143,951   2,973,127  3,817,130
                         ==========  ==========  =========  =======  ========  =======  =========  ==========  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                          Janus Aspen Series (continued)               Janus Aspen Series -- Service Shares
                          ---------------------------------  ---------------------------------------------------------
                                                                 Global Life Sciences
                          Capital Appreciation Portfolio              Portfolio           Global Technology Portfolio
                          ---------------------------------  ---------------------------- ----------------------------
                                                                            Period from                  Period from
                              Year ended December 31,         Year ended  June 1, 2000 to  Year ended  June 6, 2000 to
                          ---------------------------------  December 31,  December 31,   December 31,  December 31,
                             2001        2000       1999         2001          2000           2001          2000
                          ----------  ----------  ---------  ------------ --------------- ------------ ---------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $  (20,044)    (31,200)   (31,231)    (3,122)          (916)        (2,717)         (766)
 Net realized gain
 (loss).................    (644,599)    477,631    435,959    (23,021)          (239)      (223,628)     (207,776)
 Unrealized appreciation
 (depreciation) on
 investments............     (67,637) (1,179,619)   837,570    (12,033)         8,275         49,697       (42,258)
 Capital gain
 distributions..........      17,791      24,888     10,754        --             --           1,283           --
                          ----------  ----------  ---------    -------        -------       --------      --------
  Increase (decrease) in
  net assets from
  operations............    (714,489)   (708,300) 1,253,052    (38,176)         7,120       (175,365)     (250,800)
                          ----------  ----------  ---------    -------        -------       --------      --------
From capital
transactions:
 Net premiums...........      14,185      41,852     73,275      5,800            --          19,313           --
 Loan interest..........      (2,758)     (1,709)    (1,142)      (167)            (3)           162          (855)
 Transfers (to) from the
 general account of GE
 Life and Annuity
 Death benefits.........         --          --         --         --             --             --            --
 Surrenders.............     (15,782)    (74,857)   (41,706)       --             --             --            --
 Loans..................     (33,418)   (111,956)    (7,970)       --            (726)        (4,233)         (765)
 Cost of insurance and
 administrative expense
 (note 4)...............     (29,874)    (33,051)   (28,392)    (2,671)          (742)        (2,438)       (1,169)
 Transfer gain (loss)
 and transfer fees......     (32,391)     (1,182)   119,454      8,117            190         (9,980)        3,052
 Transfers (to) from the
 Guarantee Account......       3,275      30,654        --       5,879            --             --            --
 Interfund transfers....    (119,956)   (164,190) 1,353,094    196,675        148,652         59,556       422,512
                          ----------  ----------  ---------    -------        -------       --------      --------
  Increase (decrease) in
  net assets from
  capital transactions..    (216,719)   (314,439) 1,466,613    213,633        147,371         62,380       422,775
                          ----------  ----------  ---------    -------        -------       --------      --------
Increase (decrease) in
net assets..............    (931,208) (1,022,739) 2,719,665    175,457        154,491       (112,985)      171,975
Net assets at beginning
of year.................   2,624,785   3,647,524    927,859    154,491            --         171,975           --
                          ----------  ----------  ---------    -------        -------       --------      --------
Net assets at end of
period..................  $1,693,577   2,624,785  3,647,524    329,948        154,491         58,990       171,975
                          ==========  ==========  =========    =======        =======       ========      ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                            Janus Aspen Series -- Service Shares (continued)
                    -----------------------------------------------------------------------------------------------------------
                      Aggressive Growth                           Worldwide Growth                         International Growth
                          Portfolio         Growth Portfolio         Portfolio        Balanced Portfolio        Portfolio
                    --------------------- --------------------- -------------------- --------------------- --------------------
                    Period from March 14, Period from April 26,  Period from May 9,  Period from March 14, Period from June 15,
                    2001 to December 31,  2001 to December 31,  2001 to December 31, 2001 to December 31,  2001 to December 31,
                            2001                  2001                  2001                 2001                  2001
                    --------------------- --------------------- -------------------- --------------------- --------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........        $   (201)                (132)                 (386)                1,531                   3
 Net realized gain
 (loss)...........          (1,110)                (280)              (12,593)                   61                  35
 Unrealized
 appreciation
 (depreciation) on
 investments......          (3,014)               1,694                11,801                (1,775)               (310)
 Capital gain
 distributions....             --                    12                     5                   397                  13
                          --------               ------               -------               -------               -----
Increase
(decrease) in net
assets from
operations........          (4,325)               1,294                (1,173)                  214                (259)
                          --------               ------               -------               -------               -----
From capital
transactions:
 Net premiums.....          36,952               52,931               111,833               266,372               2,500
 Loan interest....             --                   --                    --                    --                  --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
  Death benefits..             --                   --                    --                    --                  --
  Surrenders......             --                   --                    --                    --                  --
  Loans...........             --                   --                    --                    --                  --
  Cost of
  insurance and
  administrative
  expense (note
  4)..............            (275)                (169)                 (590)               (1,399)                 (4)
  Transfer gain
  (loss) and
  transfer fees...          (7,580)              (7,883)               (6,249)               (6,873)                (31)
  Transfers (to)
  from the
  Guarantee
  Account.........           6,234                1,736                19,517                34,148                 --
 Interfund
 transfers........          11,880                  --                    --                 13,490                 --
                          --------               ------               -------               -------               -----
Increase
(decrease) in net
assets from
capital
transactions......          47,211               46,615               124,511               305,738               2,465
                          --------               ------               -------               -------               -----
Increase
(decrease) in net
assets............          42,886               47,909               123,338               305,952               2,206
Net assets at
beginning of
year..............             --                   --                    --                    --                  --
                          --------               ------               -------               -------               -----
Net assets at end
of period.........        $ 42,886               47,909               123,338               305,952               2,206
                          ========               ======               =======               =======               =====
                    Capital Appreciation
                         Portfolio
                    --------------------
                    Period from June 4,
                    2001 to December 31,
                            2001
                    --------------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........            (58)
 Net realized gain
 (loss)...........           (185)
 Unrealized
 appreciation
 (depreciation) on
 investments......            323
 Capital gain
 distributions....             31
                    --------------------
Increase
(decrease) in net
assets from
operations........            111
                    --------------------
From capital
transactions:
 Net premiums.....         26,258
 Loan interest....            --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
  Death benefits..            --
  Surrenders......            --
  Loans...........            --
  Cost of
  insurance and
  administrative
  expense (note
  4)..............           (144)
  Transfer gain
  (loss) and
  transfer fees...         (7,130)
  Transfers (to)
  from the
  Guarantee
  Account.........          2,025
 Interfund
 transfers........          7,676
                    --------------------
Increase
(decrease) in net
assets from
capital
transactions......         28,685
                    --------------------
Increase
(decrease) in net
assets............         28,796
Net assets at
beginning of
year..............            --
                    --------------------
Net assets at end
of period.........         28,796
                    ====================

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                Goldman Sachs Variable Insurance Trust
                          --------------------------------------------------------
                           Growth and Income Fund         Mid Cap Value Fund
                          ---------------------------  ---------------------------
                           Year ended December 31,      Year ended December 31,
                          ---------------------------  ---------------------------
                            2001      2000     1999      2001      2000     1999
                          --------  --------  -------  ---------  -------  -------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............  $   (363)     (552)     118      1,695      311   (3,000)
 Net realized gain
 (loss).................      (184)   (1,573)     573     97,038  (12,964)  84,871
 Unrealized appreciation
 (depreciation) on
 investments............    (5,115)     (748)  (2,840)   (32,449) 101,034  (27,108)
 Capital gain
 distributions..........       --        --       --     105,684   15,479      --
                          --------  --------  -------  ---------  -------  -------
  Increase (decrease) in
  net assets from
  operations............    (5,662)   (2,873)  (2,149)   171,968  103,860   54,763
                          --------  --------  -------  ---------  -------  -------
From capital
transactions:
 Net premiums...........       --        --     1,250     14,747    2,000    7,450
 Loan interest..........       --        --       (86)      (737)     (65)     945
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........       --        --       --         --       --       --
 Surrenders.............       --        --       --         --       --       --
 Loans..................       --        --       --     (46,857)  (1,542)     --
 Cost of insurance and
 administrative expense
 (note 4)...............      (512)     (495)    (497)   (16,756)  (3,660)  (2,968)
 Transfer gain (loss)
 and transfer fees......        17       417      (19)   (16,728)  (2,373)  35,817
 Transfers (to) from the
 Guarantee Account......       --        --       --         --       --    23,524
 Interfund transfers....    18,147   (24,957)  64,781  1,698,845  315,369   44,102
                          --------  --------  -------  ---------  -------  -------
  Increase (decrease) in
  net assets from
  capital transactions..    17,652   (25,035)  65,429  1,632,514  309,729  108,870
                          --------  --------  -------  ---------  -------  -------
Increase (decrease) in
net assets..............    11,990   (27,908)  63,280  1,804,482  413,589  163,633
Net assets at beginning
of year.................    40,661    68,569    5,289    657,491  243,902   80,269
                          --------  --------  -------  ---------  -------  -------
Net assets at end of
period..................  $ 52,651    40,661   68,569  2,461,973  657,491  243,902
                          ========  ========  =======  =========  =======  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                 Salomon Brothers Variable Series Funds Inc.
                         -----------------------------------------------------------------------------------------------
                               Strategic Bond Fund                 Investors Fund              Total Return Fund
                         ---------------------------------- ---------------------------- -------------------------------
                            Year ended        Period from                  Period from    Year ended      Period from
                           December 31,     March 19, 1999   Year ended  March 31, 2000  December 31,   July 14, 1999 to
                         -----------------  to December 31, December 31, to December 31, -------------    December 31,
                          2001      2000         1999           2001          2000        2001   2000         1999
                         -------  --------  --------------- ------------ --------------- ------  -----  ----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense).............  $ 2,054      (486)      (1,150)       (2,013)           172        393    179         115
 Net realized gain
 (loss)................       97    (3,595)     (14,814)      (12,059)           946        (17)    (7)         (8)
 Unrealized
 appreciation
 (depreciation) on
 investments...........     (868)    4,324       (4,324)      (17,392)           914       (583)   367        (424)
 Capital gain
 distributions.........      --        --           --          5,130          6,211        --     --          --
                         -------  --------      -------       -------        -------     ------  -----       -----
  Increase (decrease)
  in net assets from
  operations...........    1,283       243      (20,288)      (26,334)         8,243       (207)   539        (317)
                         -------  --------      -------       -------        -------     ------  -----       -----
From capital
transactions:
 Net premiums..........      --        --           --         22,120            --         --     --          --
 Loan interest.........      (22)      892          227           (82)           --         (12)   (24)        --
 Transfers (to) from
 the general account of
 GE Life and Annuity:
 Death benefits........      --        --           --            --             --         --     --          --
 Surrenders............      --        --           --            --             --         --     --          --
 Loans.................       (4)      --        11,465        (1,360)        (1,984)        (7)   --         (134)
 Cost of insurance and
 administrative expense
 (note 4)..............     (370)     (135)      (2,472)       (6,113)        (1,011)      (302)  (153)        (65)
 Transfer gain (loss)
 and transfer fees.....       50   443,339         (471)      (25,671)            (1)       (52)    34           1
 Transfers (to) from
 the Guarantee
 Account...............      --        --           --            --             --         --     --
 Interfund transfers...   63,077  (546,787)     113,987       290,380        210,409     20,111  2,641       6,940
                         -------  --------      -------       -------        -------     ------  -----       -----
  Increase (decrease)
  in net assets from
  capital
  transactions.........   62,731  (102,691)     122,736       279,274        207,413     19,738  2,498       6,742
                         -------  --------      -------       -------        -------     ------  -----       -----
Increase (decrease) in
net assets.............   64,014  (102,448)     102,448       252,940        215,656     19,531  3,037       6,425
Net assets at beginning
of year................      --    102,448          --        215,656            --       9,462  6,425         --
                         -------  --------      -------       -------        -------     ------  -----       -----
Net assets at end of
period.................  $64,014       --       102,448       468,596        215,656     28,993  9,462       6,425
                         =======  ========      =======       =======        =======     ======  =====       =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     PIMCO Variable Insurance Trust
                    -----------------------------------------------------------------
                                       Long-Term
                     Foreign Bond   U.S. Government High Yield Bond Total Return Bond
                       Portfolio    Bond Portfolio     Portfolio        Portfolio
                    --------------- --------------- --------------- -----------------
                      Period from     Period from   Period from May
                    October 8, 2001 May 3, 2001 to      1, 2001        Period from
                    to December 31,  December 31,   to December 31,  May 3, 2001 to
                         2001            2001            2001       December 31, 2001
                    --------------- --------------- --------------- -----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........      $    39           1,401           3,248            1,501
 Net realized gain
 (loss)...........            2              31            (377)              57
 Unrealized
 appreciation
 (depreciation) on
 investments......          (90)         (4,793)         (1,804)          (3,364)
 Capital gain
 distributions....          --            3,972             --             3,303
                        -------         -------         -------          -------
  Increase
  (decrease) in
  net assets from
  operations......          (49)            611           1,067            1,497
                        -------         -------         -------          -------
From capital
transactions:
 Net premiums.....        8,750         144,704         126,639          298,908
 Loan interest....          --              --              --               --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
 Death benefits...          --              --              --               --
 Surrenders.......          --              --              --               --
 Loans............          --              --              --               --
 Cost of insurance
 and
 administrative
 expense (note
 4)...............          (16)           (506)           (706)            (731)
 Transfer gain
 (loss) and
 transfer fees....       (1,256)         (4,529)         (1,914)         (89,265)
 Transfers (to)
 from the
 Guarantee
 Account..........          --           43,721           2,488           31,649
 Interfund
 transfers........          --            4,771           7,029            5,525
                        -------         -------         -------          -------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....        7,478         188,161         133,536          246,086
                        -------         -------         -------          -------
Increase
(decrease) in net
assets............        7,429         188,772         134,603          247,583
Net assets at
beginning of
year..............          --              --              --               --
                        -------         -------         -------          -------
Net assets at end
of period.........      $ 7,429         188,772         134,603          247,583
                        =======         =======         =======          =======
                                  AIM Variable Insurance Funds
                    --------------------------------------------------------
                    AIM V.I. Capital
                      Appreciation                          AIM V.I. Value
                          Fund       AIM V.I. Growth Fund        Fund
                    ---------------- --------------------- -----------------
                      Period from         Period from
                    May 09, 2001 to  September 17, 2001 to    Period from
                      December 31,       December 31,      April 12, 2001 to
                          2001               2001          December 31, 2001
                    ---------------- --------------------- -----------------
Increase
(decrease) in net
assets
From operations:
 Net investment
 income
 (expense)........          (45)                (1)                (331)
 Net realized gain
 (loss)...........       (2,048)                 2                   (1)
 Unrealized
 appreciation
 (depreciation) on
 investments......          741                250                  370
 Capital gain
 distributions....        1,508                --                 4,571
                    ---------------- --------------------- -----------------
  Increase
  (decrease) in
  net assets from
  operations......          156                251                4,609
                    ---------------- --------------------- -----------------
From capital
transactions:
 Net premiums.....        8,913             12,693              252,358
 Loan interest....          --                 --                   --
 Transfers (to)
 from the general
 account of GE
 Life and Annuity:
 Death benefits...          --                 --                   --
 Surrenders.......          --                 --                   --
 Loans............          --                 --                   --
 Cost of insurance
 and
 administrative
 expense (note
 4)...............          (65)               (39)                (883)
 Transfer gain
 (loss) and
 transfer fees....       (2,010)            (4,688)             (64,291)
 Transfers (to)
 from the
 Guarantee
 Account..........       11,759              1,212               30,127
 Interfund
 transfers........          --                 --                10,000
                    ---------------- --------------------- -----------------
  Increase
  (decrease) in
  net assets from
  capital
  transactions....       18,597              9,178              227,311
                    ---------------- --------------------- -----------------
Increase
(decrease) in net
assets............       18,753              9,429              231,920
Net assets at
beginning of
year..............          --                 --                   --
                    ---------------- --------------------- -----------------
Net assets at end
of period.........       18,753              9,429              231,920
                    ================ ===================== =================

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                                            Rydex Variable
                           Alliance Variable Products Series Fund, Inc.                Dreyfus                  Trust
                        -------------------------------------------------- ------------------------------- ----------------
                                                                               Dreyfus
                                                                             Investment      The Dreyfus
                                                                            Portfolios --     Socially
                                                                              Emerging       Responsible
                        Growth and Income  Premier Growth       Quasar         Markets         Growth
                            Portfolio         Portfolio       Portfolio       Portfolio      Fund, Inc.        OTC Fund
                        ----------------- ----------------- -------------- --------------- --------------- ----------------
                           Period from       Period from     Period from     Period from     Period from     Period from
                        April 26, 2001 to March 30, 2001 to May 1, 2001 to May 15, 2001 to August 13, 2001 July 24, 2001 to
                          December 31,      December 31,     December 31,   December 31,   to December 31,   December 31,
                              2001              2001             2001           2001            2001             2001
                        ----------------- ----------------- -------------- --------------- --------------- ----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)............      $ (1,120)             (247)           (142)             6             (11)             (4)
 Net realized gain
 (loss)...............          (293)           (1,315)           (118)          (895)             (1)            --
 Unrealized
 appreciation
 (depreciation) on
 investments..........         2,747           (15,188)          1,268           1000             220             125
 Capital gain
 distributions........         1,401             1,213             171            --              --              --
                            --------           -------          ------          -----          ------           -----
  Increase (decrease)
  in net assets from
  operations..........         2,735           (15,537)          1,179            111             208             121
                            --------           -------          ------          -----          ------           -----
From capital
transactions:
 Net premiums.........       413,402            31,160          58,699          4,000           7,387             --
 Loan interest........           --                --              --             --              --              --
 Transfers (to) from
 the general account
 of GE Life and
 Annuity:
 Death benefits.......           --                --              --             --              --              --
 Surrenders...........           --                --              --             --              --              --
 Loans................           --                --              --             --              --              --
 Cost of insurance and
 administrative
 expense (note 4).....        (1,699)             (284)           (174)           (32)            (43)             (4)
 Transfer gain (loss)
 and transfer fees....        (8,831)            8,529             548            (47)             (9)           (290)
 Transfers (to) from
 the Guarantee
 Account..............        59,175            15,705             955            --            4,798           2,025
 Interfund transfers..        24,710               --              --             --              --              --
                            --------           -------          ------          -----          ------           -----
  Increase (decrease)
  in net assets from
  capital
  transactions........       486,757            55,110          60,028          3,921          12,133           1,731
                            --------           -------          ------          -----          ------           -----
Increase (decrease) in
net assets............       489,492            39,573          61,207          4,032          12,341           1,852
Net assets at
beginning of year.....           --                --              --             --              --              --
                            --------           -------          ------          -----          ------           -----
Net assets at end of
period................      $489,492            39,573          61,207          4,032          12,341           1,852
                            ========           =======          ======          =====          ======           =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               MFS Variable Insurance Trust
                          ----------------------------------------------------------------------
                                              MFS Investors
                             MFS Utility      Growth Stock     MFS Investors  MFS New Discovery
                               Series            Series        Trust Series         Series
                          ----------------- ----------------- --------------- ------------------
                             Period from       Period from      Period from      Period from
                          March 14, 2001 to April 12, 2001 to August 7, 2001  September 18, 2001
                            December 31,      December 31,    to December 31,  to December 31,
                                2001              2001             2001              2001
                          ----------------- ----------------- --------------- ------------------
Increase (decrease) in
net assets
From operations:
 Net investment income
 (expense)..............       $  (166)            (124)             (80)              (80)
 Net realized gain
 (loss).................          (155)               1              (16)             (209)
 Unrealized appreciation
 (depreciation) on
 investments............        (5,300)          (1,550)             951             5,857
 Capital gain
 distributions..........           198               97              --                --
                               -------           ------           ------           -------
  Increase (decrease) in
  net assets from
  operations............        (5,423)          (1,576)             855             5,568
                               -------           ------           ------           -------
From capital
transactions:
 Net premiums...........        75,729           17,650           21,765            75,927
 Loan interest..........           --               --               --                --
 Transfers (to) from the
 general account of GE
 Life and Annuity:
 Death benefits.........           --               --               --                --
 Surrenders.............           --               --               --                --
 Loans..................           --               --               --                --
 Cost of insurance and
 administrative expense
 (note 4)...............          (339)            (148)            (100)             (144)
 Transfer gain (loss)
 and transfer fees......           (57)            (573)            (111)          (18,760)
 Transfers (to) from the
 Guarantee Account......        18,854            4,631           14,676             5,323
 Interfund transfers....         4,121              --               --                --
                               -------           ------           ------           -------
  Increase (decrease) in
  net assets from
  capital transactions..        98,308           21,560           36,230            62,346
                               -------           ------           ------           -------
Increase (decrease) in
net assets..............        92,885           19,984           37,085            67,914
Net assets at beginning
of year.................           --               --               --                --
                               -------           ------           ------           -------
Net assets at end of
period..................       $92,885           19,984           37,085            67,914
                               =======           ======           ======           =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                               December 31, 2001
(1) Description of Entity

  GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life and Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. (The Account is used to fund certain benefits for variable life insurance policies issued by GE Life and Annuity.) GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life and Annuity's capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund
II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III --
 Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series --
 Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. The Dreyfus Investment Portfolios -- Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. Although the funds noted above were available effective December 2000, no amounts were issued for the funds.

  In October 2000, the Alger Growth Portfolio changed its name to the Alger LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to Mid-Cap Value Equity Fund.

  In April 2000, two new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares.

  In June 1999, a new subdivision was added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc.

  All designated portfolios described above are series type mutual funds.

  In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

  For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers to (from) the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2) Summary of Significant Accounting Policies


 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. Type II unit sales began in December 2000; however, no policies were sold as of the end of that reporting period. Effective on or after February 2002, Type III units are expected to be sold under policy forms P1258 and P1259.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

 (c) Federal Income Taxes

  The Account is not taxed separately because its operations are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                                                        Cost of      Proceeds
                                                         Shares        from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                        ------------ ------------
GE Investment Funds, Inc.:
  S&P 500 Index Fund................................. $  1,792,015 $  1,996,253
  Money Market Fund..................................  126,041,484  125,048,921
  Total Return Fund..................................      257,524      188,844
  International Equity Fund..........................    1,770,018    1,518,801
  Real Estate Securities Fund........................   31,445,890   31,293,097
  Global Income Fund.................................      123,329      723,415
  Mid-Cap Value Equity Fund..........................    1,984,248    1,357,383

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
  Income Fund..........................................  $  284,018 $   335,096
  U.S. Equity Fund.....................................     247,438      41,041
  Premier Growth Equity Fund...........................     353,489     173,434
  Value Equity Fund....................................      50,737       1,981
  Small-Cap Value Equity Fund..........................     106,295      10,714
Oppenheimer Variable Account Funds:
  Bond Fund/VA.........................................     776,268   1,061,274
  Capital Appreciation Fund/VA.........................   3,933,681   3,599,169
  Aggressive Growth Fund/VA............................   1,172,869   1,097,177
  High Income Fund/VA..................................     604,537     539,657
  Multiple Strategies Fund/VA..........................     703,979     252,149
Oppenheimer Variable Account Funds -- Class 2 Shares:
  Global Securities Fund/VA............................     282,354       6,367
  Main Street Growth & Income Fund/VA..................     150,301      15,979
Variable Insurance Products Fund:
  Equity-Income Portfolio..............................   3,599,384   3,148,690
  Growth Portfolio.....................................   5,530,926   5,629,694
  Overseas Portfolio...................................   1,846,092   1,896,350
Variable Insurance Products Fund II:
  Asset Manager Portfolio..............................     719,291     885,376
  Contrafund Portfolio.................................   2,469,247   2,546,226
Variable Insurance Products Fund III:
  Growth & Income Portfolio............................     330,773     754,600
  Growth Opportunties Portfolio........................      28,393     134,821
Variable Insurance Products Fund -- Service Class 2:
  Equity-Income Portfolio..............................     283,772       7,041
  Growth Portfolio.....................................     102,983       3,732
Variable Insurance Products Fund III -- Service Class
 2:
  Growth & Income Portfolio............................      71,040         267
  Mid Cap Portfolio....................................      92,980      r1,313
Variable Insurance Products Fund II -- Service Class 2:
  Contrafund Portfolio.................................      75,638      11,512
Federated Insurance Series:
  American Leaders Fund II.............................     484,429     115,273
  High Income Bond Fund II.............................     287,026     236,099
  Utility Fund II......................................      60,655      48,538
  International Small Company Fund II..................      20,033          28
Federated Insurance Series -- Service Shares:
  High Income Bond Fund II.............................     110,791       1,477
Alger American Fund:
  Small Capitalization Portfolio.......................  29,931,412  29,358,656
  LargeCap Growth Portfolio............................   1,874,673   1,843,800
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio......................     485,325     509,363
  PBHG Growth II Portfolio.............................  93,871,408  96,085,559

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
Janus Aspen Series:
  Aggressive Growth Portfolio........................... $7,943,851 $9,122,646
  Growth Portfolio......................................  3,293,154  3,581,639
  Worldwide Growth Portfolio............................  2,233,738  4,163,117
  Balanced Portfolio....................................  1,455,871  1,812,267
  Flexible Income Portfolio.............................    164,293     50,706
  International Growth Portfolio........................  2,768,983  2,892,775
  Capital Appreciation Portfolio........................  1,806,807  2,036,497
Janus Aspen Series -- Service Shares:
  Global Life Sciences Portfolio........................    567,691    352,489
  Global Technology Portfolio...........................  1,485,803  1,189,800
  Aggressive Growth Portfolio...........................     63,164     16,154
  Growth Portfolio......................................     48,100      1,605
  Worldwide Growth Portfolio............................    129,140      5,010
  Balanced Portfolio....................................    320,694     17,358
  International Growth Portfolio........................      2,533         52
  Capital Appreciation Portfolio........................     37,347      8,689
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund................................     18,411      1,116
  Mid Cap Value Fund....................................  4,187,534  2,465,979
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund...................................     77,707     12,896
  Investors Fund........................................    550,084    267,588
  Total Return Fund.....................................     21,464      1,326
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio................................      7,525         32
  Long-Term U.S. Government Bond Portfolio..............    197,723      5,339
  High Yield Bond Portfolio.............................    162,820     27,448
  Total Return Bond Portfolio...........................    253,711      6,509
AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund....................     20,309        249
  AIM V.I. Growth Fund..................................      9,342        165
  AIM V.I. Value Fund...................................    231,133      3,334
Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio...........................    493,797      6,759
  Premier Growth Portfolio..............................     58,775      2,699
  Quasar Portfolio......................................     61,370      1,313
Dreyfus:
  Dreyfus Investment Portfolios-Emerging Markets
   Portfolio............................................      4,129        201
  The Dreyfus Socially Responsible Growth Fund, Inc.....     12,193         71
Rydex Variable Trust:
  OTC Fund..............................................      1,736          9

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                            Cost of   Proceeds
                                                             Shares     from
Fund/Portfolio                                              Acquired Shares Sold
--------------                                              -------- -----------
MFS Variable Insurance Trust:
  MFS Utility Series....................................... $95,501    $1,491
  MFS Investors Growth Stock Series........................  21,807       274
  MFS Investors Trust Series...............................  36,776       626
  MFS New Discovery Series.................................  63,205       939

(4) Related Party Transactions

  The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years for Type I policies and six years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge for Type I policies generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. For Type II policies, the charge equals 6% of the premium withdrawn in the first year, and this charge decreases 0.5% per year for the next three years and 1.0% per year for the last two years. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrenders for both Type I and Type II policies.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes and for certain administrative expenses. The M&E and administrative expense charges are assessed through the daily unit value calculation equal to effective annual rates of 0.90% and 0.40%, respectively, for Type I policies and 0.70% and 0.40%, respectively, for Type II policies.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, ..60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity, and Value Equity Funds, and .80% for the Small-Cap Value Equity Fund.

(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with policyholders for the years or lesser periods ended December 31, 2001, 2000, and 1999 are as follows:

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                   GE Investments Funds, Inc.
                  ------------------------------------------------------------------------------------------------------
                       S&P 500                Money                Total          International        Real Estate
                      Index Fund           Market Fund          Return Fund        Equity Fund       Securities Fund
                  -------------------  ---------------------  -----------------  ----------------  ---------------------
                   Units    $ Amount    Units     $ Amount    Units   $ Amount   Units   $ Amount   Units     $ Amount
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
Type I Units:
 Units
 Purchased.......   4,635  $  209,250   453,065  $ 7,275,148     283  $   9,104     --   $    --        593  $     9,200
 Units Redeemed.. (14,751)   (665,810) (306,206)  (4,916,944) (4,985)  (159,569)   (244)   (3,717)   (3,188)     (49,468)
 Units
 Exchanged.......  32,156   1,451,354   111,903    1,796,890  (2,325)   (74,439)  1,517    23,090    (2,972)     (46,107)
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........  22,040  $  994,795   258,762  $ 4,155,095  (7,027) $(224,905)  1,273  $ 19,373    (5,567) $   (86,375)
                  =======  ==========  ========  ===========  ======  =========  ======  ========  ========  ===========
 Units
 Purchased.......   2,069      92,578   362,734    3,873,682      69      2,250     --        --        260        5,000
 Units Redeemed.. (18,454)   (826,151) (386,389)  (4,126,299) (4,481)  (148,181)   (637)   (3,926)   (2,444)     (46,882)
 Units
 Exchanged.......  10,465     468,530  (284,755)  (3,040,930)  2,348     77,672    (665)   (4,094)  137,794    2,642,526
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........  (5,920) $ (265,043) (308,410) $(3,293,547) (2,064) $ (68,259) (1,302) $ (8,019)  135,610   $2,600,644
                  =======  ==========  ========  ===========  ======  =========  ======  ========  ========  ===========
 Units
 Purchased.......     947      37,450    65,335    1,859,094     753     30,815     161     1,904       --           --
 Units Redeemed.. (14,615)   (578,171)  (32,538)    (925,858) (2,435)   (99,624) (2,010)  (23,736)   (4,776)     (90,583)
 Units
 Exchanged.......  (4,075)   (161,226)  134,700    3,832,921   2,462    100,722  22,583   266,687  (130,759)  (2,479,892)
                  -------  ----------  --------  -----------  ------  ---------  ------  --------  --------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........ (17,743) $ (701,947)  167,497  $ 4,766,157     780  $  31,912  20,734  $244,856  (135,535) $(2,570,476)
                  =======  ==========  ========  ===========  ======  =========  ======  ========  ========  ===========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------------------------------
                                                 Mid-Cap
                              Global          Value Equity                                             Premier Growth
                            Income Fund           Fund            Income Fund      U.S. Equity Fund      Equity Fund
                         ------------------  ----------------  ------------------  ------------------  ----------------
                          Units   $ Amount   Units   $ Amount   Units   $ Amount    Units   $ Amount   Units   $ Amount
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
Type I Units:
 Units Purchased........       3  $   3,403     243  $  3,802    1,551  $  16,162      --   $     --       (1) $    --
 Units Redeemed.........      11     11,204  (1,036)  (16,160) (10,719)  (111,768)     (46)      (540)   (234)   (2,333)
 Units Exchanged........     162    170,322   9,453   147,413     (738)    (7,690)   9,329    109,461  39,537   393,060
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
 from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 1999...............     176  $ 184,929   8,660  $135,055   (9,906) $(103,296)   9,283  $ 108,920  39,302  $390,727
                         =======  =========  ======  ========  =======  =========  =======  =========  ======  ========
 Units Purchased........     --         --      241     4,254      --         --       356      4,228     399     4,580
 Units Redeemed.........     592      1,585    (541)   (9,557)  (9,164)   (96,782)    (226)    (2,682)   (844)   (9,696)
 Units Exchanged........  59,821    160,125    (320)   (5,645)  (6,471)   (68,336)   1,535     18,228  18,374   211,152
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 2000...............  60,413  $ 161,710    (620) $(10,948) (15,635) $(165,118)   1,665  $  19,774  17,929  $206,036
                         =======  =========  ======  ========  =======  =========  =======  =========  ======  ========
 Units Purchased........      (1)       --      728    12,770      898     10,865      160      1,904     --        --
 Units Redeemed.........   6,787     70,131  (4,877)  (85,510) (16,384)  (197,977)  (1,753)   (20,892) (1,055)   (9,305)
 Units Exchanged........ (66,545)  (687,676) 28,684   502,894    7,431     89,782    9,475    112,910  17,236   152,067
                         -------  ---------  ------  --------  -------  ---------  -------  ---------  ------  --------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 2001............... (59,759) $(617,545) 24,535  $430,154   (8,055) $  97,330    7,882  $  93,922  16,181  $142,762
                         =======  =========  ======  ========  =======  =========  =======  =========  ======  ========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                Oppenheimer Variable Account Funds
                  --------------------------------------------------------------------------------------------------------
                                            Capital             Aggressive               High               Multiple
                        Bond             Appreciation             Growth                Income             Strategies
                       Fund/VA              Fund/VA               Fund/VA               Fund/VA              Fund/VA
                  ------------------  --------------------  --------------------  --------------------  ------------------
                   Units   $ Amount    Units    $ Amount     Units    $ Amount     Units    $ Amount     Units   $ Amount
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
Type I Units:
 Units
 Purchased.......     934  $  21,642      925  $    34,750    1,328  $    54,210      212  $     6,954    1,302  $  37,781
 Units Redeemed..  (3,687)   (85,344) (22,522)    (846,123) (15,742)    (642,514)  (8,223)    (269,920)  (7,978)  (231,507)
 Units
 Exchanged....... (32,612)  (754,630) (71,462)  (2,684,681) (25,081)  (1,023,605) (47,482)  (1,558,422)  (8,731)  (253,331)
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........ (35,365) $(818,333) (93,059) $(3,496,054) (39,495) $(1,611,909) (55,493) $(1,821,388) (15,407) $(447,058)
                  =======  =========  =======  ===========  =======  ===========  =======  ===========  =======  =========
 Units
 Purchased.......  (1,804)    21,642      135       42,722      540       76,786       99        4,600       32      1,000
 Units Redeemed..   2,898    (34,767)  (2,553)    (814,867)  (6,438)    (915,320)  (7,653)    (356,912)  (6,234)  (199,479)
 Units
 Exchanged.......  10,964   (131,550)   2,353      751,393    7,818    1,111,483  (22,426)  (1,045,781)      30        973
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........  12,058  $(144,676)     (65) $   (20,753)   1,920  $   272,950  (29,980) $(1,398,093)  (6,172) $(197,506)
                  =======  =========  =======  ===========  =======  ===========  =======  ===========  =======  =========
 Units
 Purchased.......     946     21,642    1,516       65,536      761       33,631       16          600       31      1,000
 Units Redeemed..  (2,959)   (67,618) (10,871)    (469,931)  (8,490)    (375,120)  (7,459)    (261,657)  (3,606)  (118,456)
 Units
 Exchanged....... (14,968)  (341,962)   2,387      103,183   (5,067)    (223,887)    (254)      (8,901)  10,117    332,396
                  -------  ---------  -------  -----------  -------  -----------  -------  -----------  -------  ---------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........ (16,981) $(387,938)  (6,968) $  (301,212) (12,796) $  (565,376)  (7,697) $  (269,957)   6,542  $ 214,940
                  =======  =========  =======  ===========  =======  ===========  =======  ===========  =======  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                               Variable Insurance Products Fund                       Variable Insurance Products Fund II
                  ----------------------------------------------------------------  ------------------------------------------
                     Equity-Income                                                     Asset Manager          Contrafund
                       Portfolio         Growth Portfolio     Overseas Portfolio         Portfolio             Portfolio
                  --------------------  --------------------  --------------------  --------------------  --------------------
                   Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
Type I Units:
 Units
 Purchased.......     839  $    30,709    3,218  $   161,347      754  $    18,135       84  $     2,300    2,850  $    71,587
 Units Redeemed.. (25,332)    (927,642) (33,901)  (1,700,001) (15,051)    (362,556) (34,544)    (951,810) (33,385)    (838,476)
 Units
 Exchanged....... (41,273)  (1,511,451)  (8,914)    (447,007) (64,709)  (1,558,766) (25,767)    (709,955) (29,967)    (752,630)
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........ (65,766) $(2,408,385) (39,597) $(1,985,660) (79,006) $(1,903,187) (60,227) $(1,659,466) (60,502) $(1,519,519)
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......     207        7,445      365       20,315      588       16,083      287        8,550    1,856       55,764
 Units Redeemed.. (41,351)  (1,487,962) (23,183)  (1,295,617) (32,402)    (886,835) (40,960)  (1,223,463) (22,747)    (683,361)
 Units
 Exchanged....... (29,488)  (1,061,102)  12,462      696,520   19,996      547,295  (39,104)  (1,168,035) (31,242)    (938,543)
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........ (70,632) $(2,541,619) (10,356) $  (578,781) (11,818) $  (323,457) (79,777) $(2,382,948) (52,133) $(1,566,140)
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......      55        2,012      896       22,062      378        7,300      111        3,300      555       23,850
 Units Redeemed.. (35,704)  (1,319,153) (31,110)    (766,413) (20,475)    (396,066) (19,547)    (575,883)  (8,542)    (367,019)
 Units
 Exchanged.......  29,621    1,094,421    1,208       29,769   (2,964)     (57,337)   2,623       77,254   (3,670)    (157,663)
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........  (6,028) $  (222,719) (29,006) $  (714,583) (23,061) $  (446,103) (16,813) $  (495,329) (11,657) $  (500,832)
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  =======  ===========
                      Variable
                      Insurance
                  Products Fund III
                  -------------------
                   Growth & Income
                      Portfolio
                  -------------------
                   Units   $ Amount
                  -------- ----------
Type I Units:
 Units
 Purchased.......     837  $  11,807
 Units Redeemed..  (4,146)   (58,434)
 Units
 Exchanged.......  28,603    403,025
                  -------- ----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........  25,294  $ 356,397
                  ======== ==========
 Units
 Purchased.......     --         --
 Units Redeemed..  (4,585)   (74,515)
 Units
 Exchanged....... (18,704)  (303,949)
                  -------- ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........ (23,289) $(378,464)
                  ======== ==========
 Units
 Purchased.......     --         --
 Units Redeemed.. (20,153)  (316,980)
 Units
 Exchanged....... (10,125)  (159,257)
                  -------- ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........ (30,278) $(476,237)
                  ======== ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                   Variable Insurance
                        Products
                  Fund III (continued)                 Federated Insurance Series                    Alger American Fund
                  ----------------------  ---------------------------------------------------------  --------------------
                         Growth               American              High                                    Small
                      Opportunities            Leaders           Income Bond          Utility          Capitalization
                        Portfolio              Fund II             Fund II            Fund II             Portfolio
                  ----------------------  ------------------  ------------------  -----------------  --------------------
                    Units     $ Amount     Units   $ Amount    Units   $ Amount   Units   $ Amount    Units    $ Amount
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
Type I Units:
 Units
 Purchased.......        38  $       589    3,371  $  57,574    1,529  $  17,397      (1) $     --     3,927  $    47,061
 Units Redeemed..    (1,759)     (26,868)  (1,105)   (18,873) (10,169)  (115,616) (2,505)   (47,188)  (2,195)     (26,305)
 Units
 Exchanged.......    17,414      265,913  (11,799)  (201,510)     557      6,333  (3,563)   (67,113) (86,949)  (1,041,828)
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........    15,693  $   239,633   (9,533) $(162,809)  (8,083) $ (91,887) (6,069) $(114,301) (85,217) $(1,021,072)
                  =========  ===========  =======  =========  =======  =========  ======  =========  =======  ===========
 Units
 Purchased.......        (1)         --     1,384     24,082      206      7,200       1        --     1,898       42,602
 Units Redeemed..    (6,290)     (85,972)  (6,029)  (104,995)  (1,776)   (62,030)  1,356    (24,236)  (4,390)     (98,544)
 Units
 Exchanged.......   (12,186)    (166,551)  (6,354)  (110,678) (20,113)  (702,240)   (383)     6,837   19,661      441,371
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2000............   (18,477) $  (252,524) (10,999) $(191,591) (21,683) $(757,070)    974  $ (17,399)  17,169  $   385,429
                  =========  ===========  =======  =========  =======  =========  ======  =========  =======  ===========
 Units
 Purchased.......       669        8,000        1        --       867      7,200      (1)       --     1,681       13,925
 Units Redeemed..    (8,440)    (100,711)  (2,739)   (47,713) (10,833)   (89,938)    (66)     4,255   (9,124)     (75,589)
 Units
 Exchanged.......    (2,169)     (25,884)  24,985    435,267    8,920     74,053     308    (19,606)  19,266      159,617
                  ---------  -----------  -------  ---------  -------  ---------  ------  ---------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2001............    (9,940) $  (118,595)  22,247  $ 387,555   (1,046) $  (8,684)    241  $ (15,351)  11,823  $    97,952
                  =========  ===========  =======  =========  =======  =========  ======  =========  =======  ===========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                  Alger American Fund
                      (continued)         PBHG Insurance Series Fund, Inc.                 Janus Aspen Series
                  ---------------------  --------------------------------------  ------------------------------------------
                                           PBHG Large             PBHG
                        LargeCap           Cap Growth           Growth II            Aggressive
                    Growth Portfolio        Portfolio           Portfolio         Growth Portfolio      Growth Portfolio
                  ---------------------  ----------------  --------------------  --------------------  --------------------
                   Units     $ Amount    Units   $ Amount   Units    $ Amount     Units    $ Amount     Units    $ Amount
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
Type I Units:
 Units
 Purchased.......    2,689  $    61,208     433  $  6,138      264  $     2,000      951  $    29,506    3,045  $    83,311
 Units Redeemed..  (19,732)    (449,139)   (169)   (2,399)  (1,992)     (15,047)  (9,817)    (304,452) (20,091)    (549,853)
 Units
 Exchanged.......   60,020    1,366,174   9,061   128,326    4,386       33,117   96,474    2,991,895   46,716    1,278,585
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 1999........   42,977  $   978,243   9,325  $132,064    2,658  $    20,070   87,608  $ 2,716,950   29,670  $   812,042
                  ========  ===========  ======  ========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......      653       17,233      72     2,500    1,541       12,332      649       32,402    1,523       65,954
 Units Redeemed..  (16,790)    (442,368)   (989)  (34,375) (11,065)     (88,590) (10,170)    (508,934) (15,522)    (672,606)
 Units
 Exchanged.......    7,005      184,543  14,225   494,511   24,267      194,298  (31,384)  (1,570,685)  19,116      828,391
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2000........   (9,132) $  (240,591) 13,308  $462,636   14,743  $   118,040  (40,905) $(2,047,216)   5,117  $   221,739
                  ========  ===========  ======  ========  =======  ===========  =======  ===========  =======  ===========
 Units
 Purchased.......    2,124       35,830     658     3,000        7        2,000      767       17,341      925       19,652
 Units Redeemed..  (18,115)    (305,785) (1,988)   (9,058)    (451)    (117,095)  (9,304)    (210,094) (27,551)    (585,742)
 Units
 Exchanged.......  (11,757)    (198,471) (2,529)  (11,523)  (8,691)  (2,254,460) (41,788)    (943,601) (24,441)    (519,628)
                  --------  -----------  ------  --------  -------  -----------  -------  -----------  -------  -----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended December
 31, 2001........  (27,748) $  (468,426) (3,859) $(17,580)  (9,135) $(2,369,555) (50,325) $(1,136,354) (51,067) $(1,085,718)
                  ========  ===========  ======  ========  =======  ===========  =======  ===========  =======  ===========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                  Janus Aspen Series (continued)
                  -------------------------------------------------------------------------------------------------------
                                                                                                           Capital
                       Worldwide             Balanced            Flexible          International         Appreciation
                   Growth Portfolio         Portfolio        Income Portfolio    Growth Portfolio         Portfolio
                  --------------------  -------------------  -----------------  --------------------  -------------------
                   Units    $ Amount     Units    $ Amount   Units   $ Amount    Units    $ Amount     Units    $ Amount
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
Type I Units:
 Units
 Purchased....... (14,576) $   181,280    1,734  $   39,986     727  $   9,934    1,178  $    18,930    3,576  $   73,275
 Units Redeemed..  44,266     (550,540) (35,114)   (809,721)   (123)    (1,676)  (2,714)     (43,617)  (3,866)    (79,209)
 Units
 Exchanged....... (24,559)     305,445   56,989   1,314,159  (6,244)   (85,330) (56,821)    (913,181)  66,036   1,353,094
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
 Net increase
 (decrease) from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 1999............   5,131  $   (63,816)  23,609  $  544,424  (5,640) $ (77,072) (58,357) $  (937,868)  65,746  $1,347,160
                  =======  ===========  =======  ==========  ======  =========  =======  ===========  =======  ==========
 Units
 Purchased.......   2,414       99,960    2,820      47,714       1        --       319       14,765    1,647      41,852
 Units Redeemed.. (35,693)  (1,477,339) (28,329)   (479,087) (3,197)   (42,912) (23,127)  (1,070,358)  (8,722)   (221,572)
 Units
 Exchanged.......  12,390      512,813   31,918     539,758  (5,918)   (79,450)  14,577      674,650   (5,256)   (133,536)
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2000............ (20,889) $  (864,566)   6,409  $  108,384  (9,114) $(122,362)  (8,231) $  (380,944) (12,331) $ (313,256)
                  =======  ===========  =======  ==========  ======  =========  =======  ===========  =======  ==========
 Units
 Purchased.......   3,228       79,381    1,047      22,769      (1)       --       794       15,515    1,281      14,185
 Units Redeemed.. (22,621)    (556,181) (42,863)   (931,946) (1,564)   (24,553)  (5,822)    (113,790)  (7,395)    (81,831)
 Units
 Exchanged....... (55,365)  (1,361,292)  22,909     498,100   8,221    128,992   (1,030)     (20,127) (10,546)   (116,681)
                  -------  -----------  -------  ----------  ------  ---------  -------  -----------  -------  ----------
 Net increase
 (decrease) in
 units from
 capital
 transactions
 with
 policyholders
 during the year
 or lesser period
 ended
 December 31,
 2001............ (74,758) $(1,838,092) (18,907) $ (411,077)  6,656  $ 104,439   (6,058) $  (118,402) (16,660) $ (184,327)
                  =======  ===========  =======  ==========  ======  =========  =======  ===========  =======  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                                     Salomon Brothers
                          Janus Aspen Series -- Service        Goldman Sachs Variable Insurance       Variable Series
                                      Shares                                Trust                       Funds Inc.
                         -----------------------------------  -------------------------------------  ------------------
                           Global Life          Global
                            Sciences          Technology        Growth and           Mid Cap             Strategic
                            Portfolio         Portfolio         Income Fund         Value Fund           Bond Fund
                         ----------------  -----------------  ----------------  -------------------  ------------------
                         Units   $ Amount   Units   $ Amount  Units   $ Amount   Units    $ Amount    Units   $ Amount
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
Type I Units:
 Units Purchased........    --   $    --       --   $    --      131  $  1,250    2,015  $    7,450      --   $     --
 Units Redeemed.........    --        --       --        --      (61)     (583)    (547)     (2,023)     756      9,220
 Units Exchanged........    --        --       --        --    6,777    64,781   18,295      67,626    9,347    113,987
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
 from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 1999...............    --   $    --       --   $    --    6,847  $ 65,448   19,763  $   73,053   10,103  $ 123,208
                         ======  ========  =======  ========  ======  ========  =======  ==========  =======  =========
 Units Purchased........    --        --        (1)      --      --        --       202       2,000      --         --
 Units Redeemed.........   (135)   (1,471)    (167)   (2,789)    (54)     (495)    (533)     (5,268)      14        757
 Units Exchanged........ 13,639   148,652   25,421   422,512  (2,701)  (24,957)  31,901     315,369  (10,117)  (546,787)
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2000...... 13,504  $147,181   25,253  $419,723  (2,755) $(25,452)  31,570  $  312,102  (10,103) $(546,030)
                         ======  ========  =======  ========  ======  ========  =======  ==========  =======  =========
 Units Purchased........    --        --       --        --      --        --     1,297      14,747       (1)       --
 Units Redeemed.........   (291)   (2,765)   1,801    (6,376)    (61)     (512)  (5,657)    (64,349)     (35)      (396)
 Units Exchanged........ 20,678   196,675  (16,826)   59,556   2,165    18,147  149,329   1,698,845    5,681     63,077
                         ------  --------  -------  --------  ------  --------  -------  ----------  -------  ---------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 20,387  $193,910  (15,025) $ 53,180   2,104  $ 17,635  144,969  $1,649,242    5,645  $  62,681
                         ======  ========  =======  ========  ======  ========  =======  ==========  =======  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                  Salomon Brothers Variable Series Funds
                                             Inc. (continued)
                                  ---------------------------------------------
                                    Investors Fund        Total Return Fund
                                  ----------------------  ---------------------
                                   Units      $ Amount     Units     $ Amount
                                  ---------  -----------  --------  -----------
Type I Units:
 Units Purchased.................       --   $       --        --   $      --
 Units Redeemed..................       --           --        (18)       (199)
 Units Exchanged.................       --           --        624       6,940
                                  ---------  -----------  --------  ----------
 Net increase (decrease) from
 capital transactions with
 policyholders during the year or
 lesser period ended December 31,
 1999............................       --   $       --        606  $    6,741
                                  =========  ===========  ========  ==========
 Units Purchased.................       --           --         (1)        --
 Units Redeemed..................      (205)      (2,995)      (16)       (177)
 Units Exchanged.................    14,374      210,409       248       2,641
                                  ---------  -----------  --------  ----------
 Net increase (decrease) in units
 from capital transactions with
 policyholders during the year or
 lesser period ended December 31,
 2000............................    14,169  $   207,414       231  $    2,464
                                  =========  ===========  ========  ==========
 Units Purchased.................     1,333       22,120       --          --
 Units Redeemed..................      (455)      (7,555)      (29)       (321)
 Units Exchanged.................    17,494      290,380     1,811      20,111
                                  ---------  -----------  --------  ----------
 Net increase (decrease) in units
 from capital transactions with
 policyholders during the year or
 lesser period ended December 31,
 2001............................    18,372  $   304,946     1,782  $   19,790
                                  =========  ===========  ========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                    GE Investments Funds, Inc.
                         -----------------------------------------------------------------------------------------
                                                                   Mid-Cap                            Premier
                          S&P 500 Index      Money Market       Value Equity       U.S. Equity     Growth Equity
                              Fund               Fund               Fund              Fund              Fund
                         ----------------  ------------------  ----------------  ----------------  ---------------
                         Units   $ Amount  Units    $ Amount   Units   $ Amount  Units   $ Amount  Units  $ Amount
                         ------  --------  ------  ----------  ------  --------  ------  --------  -----  --------
Type II Units:
 Units Purchased........ 42,941  $411,513  73,115  $1,270,727  12,072  $128,605  12,261  $117,620  2,479  $27,205
 Units Redeemed.........   (194)   (1,862) (1,255)    (21,807)    (71)     (760)    (42)     (403)   (11)    (117)
 Units Exchanged........  8,995    86,191  (9,595)   (166,756)  4,046    43,091     942     9,035    184    2,028
                         ------  --------  ------  ----------  ------  --------  ------  --------  -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended December
 31, 2001............... 51,742  $495,842  62,265  $1,082,164  16,047  $170,936  13,161  $126,252  2,652  $29,115
                         ======  ========  ======  ==========  ======  ========  ======  ========  =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                                   Variable Insurance
                            GE Investments Funds, Inc.          Oppenheimer Variable Account        Products Fund --
                                    (continued)                    Funds -- Class 2 Shares           Service Class 2
                         ------------------------------------  ----------------------------------  --------------------
                                                Small-Cap          Global          Main Street
                                               Value Equity      Securities      Growth & Income         Equity-
                         Value Equity Fund         Fund            Fund/VA           Fund/VA        Income Portfolio
                         -------------------  ---------------  ----------------  ----------------  --------------------
                          Units    $ Amount   Units  $ Amount  Units   $ Amount  Units   $ Amount   Units     $ Amount
                         -------  ----------  -----  --------  ------  --------  ------  --------  --------  ----------
Type II Units:
 Units Purchased........   4,863  $  44,019   6,616  $ 85,537  29,298  $260,422  15,333  $130,194    26,729  $  402,659
 Units Redeemed.........     (17)      (158)    (25)     (326)    (87)     (778)    (75)     (638)      (68)     (1,027)
 Units Exchanged........     501      4,532   1,168    15,094   1,389    12,344     743     6,314     2,491      37,535
                         -------  ---------   -----  --------  ------  --------  ------  --------  --------  ----------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001......   5,347  $  48,392   7,759  $100,305  30,600  $271,988  16,001  $135,870    29,152  $  439,168
                         =======  =========   =====  ========  ======  ========  ======  ========  ========  ==========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                             Variable
                             Insurance
                         Products Fund --      Variable Insurance Products          Variable Insurance
                          Service Class 2              Fund III --                 Products Fund II  --        Federated
                            (continued)              Service Class 2                 Service Class 2        Insurance Series
                         ------------------  ------------------------------------  ----------------------   ------------------
                                                                                                             International
                                                 Growth &              Mid              Contrafund           Small Company
                         Growth Portfolio    Income Portfolio     Cap Portfolio         Portfolio               Fund II
                         ------------------  ------------------   ---------------  ----------------------   ------------------
                          Units   $ Amount   Units    $ Amount    Units  $ Amount   Units      $ Amount     Units    $ Amount
                         -------  ---------  -------  ---------   -----  --------  ---------  -----------   -------  ---------
Type II Units:
 Units Purchased........  12,491  $ 121,516    6,635  $  58,509   6,857  $67,986       6,905  $    64,608     1,520  $  20,033
 Units Redeemed.........     (42)      (412)     (17)      (146)    (40)    (399)        (39)        (362)       (1)       (19)
 Units Exchanged........     680      6,615    1,667     14,698   2,551   25,293       1,093       10,235       --         --
                         -------  ---------  -------  ---------   -----  -------   ---------  -----------   -------  ---------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001......  13,129  $ 127,719    8,285  $  73,061   9,368  $92,880       7,959  $    74,480     1,519  $  20,014
                         =======  =========  =======  =========   =====  =======   =========  ===========   =======  =========

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                            Federated
                            Insurance
                            Series --
                          Service Class               Janus Aspen Series -- Service Shares
                         ----------------  ------------------------------------------------------------------
                              High             Global           Global         Aggressive
                           Income Bond     Life Sciences      Technology         Growth           Growth
                             Fund II          Portfolio       Portfolio         Portfolio        Portfolio
                         ----------------  ---------------  ---------------  ---------------  ---------------
                         Units   $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount
                         ------  --------  -----  --------  -----  --------  -----  --------  -----  --------
Type II Units:
 Units Purchased........ 10,980  $226,596    688  $ 5,800   3,221  $19,313   5,855  $36,952   6,894  $52,931
 Units Redeemed.........    (27)     (558)    (9)     (73)    (22)    (133)    (44)    (275)    (22)    (169)
 Units Exchanged........    424     8,746    696    5,879     --       --    2,870   18,113     226    1,736
                         ------  --------  -----  -------   -----  -------   -----  -------   -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 11,377  $234,784  1,375  $11,606   3,199  $19,180   8,681  $54,790   7,098  $54,497
                         ======  ========  =====  =======   =====  =======   =====  =======   =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                                             PIMCO Variable
                                                                                               Insurance
                               Janus Aspen Series -- Service Shares (continued)                  Trust
                         ------------------------------------------------------------------  --------------
                            Worldwide                        International     Capital
                             Growth           Balanced           Growth      Appreciation     Foreign Bond
                            Portfolio         Portfolio        Portfolio      Portfolio        Portfolio
                         ----------------  ----------------  -------------- ---------------  --------------
                         Units   $ Amount  Units   $ Amount  Units $ Amount Units  $ Amount  Units $ Amount
                         ------  --------  ------  --------  ----- -------- -----  --------  ----- --------
Type II Units:
 Units Purchased........ 14,774  $111,833  27,269  $266,372   314   $2,500  2,940  $26,258    667   $8,750
 Units Redeemed.........    (78)     (590)   (143)   (1,399)  --        (4)   (16)    (144)    (1)     (16)
 Units Exchanged........  2,578    19,517   4,877    47,637   --       --   1,087    9,701    --       --
                         ------  --------  ------  --------   ---   ------  -----  -------    ---   ------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 17,274  $130,760  32,003  $312,610   314   $2,496  4,011  $35,815    666   $8,734
                         ======  ========  ======  ========   ===   ======  =====  =======    ===   ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                           PIMCO Variable Insurance Trust (continued)          AIM Variable Insurance Funds
                         ----------------------------------------------------  --------------------------------
                                                                                 AIM V. I.
                         Long-Term U.S.         High              Total           Capital
                         Government Bond     Yield Bond        Return Bond      Appreciation      AIM V. I.
                            Portfolio         Portfolio         Portfolio           Fund         Growth Fund
                         ----------------  ----------------  ----------------  ---------------  ---------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount  Units  $ Amount
                         ------  --------  ------  --------  ------  --------  -----  --------  -----  --------
Type II Units;
 Units Purchased........ 12,658  $144,704  12,326  $126,639  19,738  $298,908  1,214  $ 8,913   1,479  $12,693
 Units Redeemed.........    (44)     (506)    (69)     (706)    (48)     (731)    (9)     (65)     (5)     (39)
 Units Exchanged........  4,241    48,492     926     9,516   2,455    37,174  1,602   11,759     141    1,212
                         ------  --------  ------  --------  ------  --------  -----  -------   -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 16,855  $192,690  13,183  $135,450  22,145  $535,351  2,807  $20,607   1,615  $13,866
                         ======  ========  ======  ========  ======  ========  =====  =======   =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                          AIM Variable
                         Insurance Funds
                           (continued)     Alliance Variable Products Series Fund, Inc.           Dreyfus
                         ----------------  --------------------------------------------------  --------------
                                                                                                  Dreyfus
                                                                                                 Investment
                                                                                               Portfolios --
                                             Growth and         Premier                           Emerging
                            AIM V. I.          Income            Growth           Quasar          Markets
                           Value Fund         Portfolio        Portfolio        Portfolio        Portfolio
                         ----------------  ----------------  ---------------  ---------------  --------------
                         Units   $ Amount  Units   $ Amount  Units  $ Amount  Units  $ Amount  Units $ Amount
                         ------  --------  ------  --------  -----  --------  -----  --------  ----- --------
Type II Units:
 Units Purchased........ 23,894  $252,358  39,224  $413,402  3,483  $31,160   7,403  $58,699    415   $4,000
 Units Redeemed.........    (84)     (883)   (161)   (1,699)   (32)    (284)    (22)    (174)    (3)     (32)
 Units Exchanged........  3,799    40,127   7,958    83,885  1,756   15,705     120      955    --       --
                         ------  --------  ------  --------  -----  -------   -----  -------    ---   ------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001...... 27,609  $291,602  47,021  $495,588  5,207  $46,582   7,501  $59,479    412   $3,968
                         ======  ========  ======  ========  =====  =======   =====  =======    ===   ======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                Rydex Variable
                         Dreyfus (continued)        Trust              MFS Variable Insurance Trust
                         ---------------------  -------------- --------------------------------------------------
                         The Dreyfus Socially                                    MFS Investors
                             Responsible                         MFS Utility      Growth Stock    MFS Investors
                          Growth Fund, Inc.        OTC Fund        Series            Series        Trust Series
                         ---------------------  -------------- ----------------  ---------------  ---------------
                          Units     $ Amount    Units $ Amount Units   $ Amount  Units  $ Amount  Units  $ Amount
                         --------  -----------  ----- -------- ------  --------  -----  --------  -----  --------
Type II Units:
 Units Purchased........    1,050  $    7,387    --    $  --    9,434  $75,729   2,289  $17,650   2,641  $21,765
 Units Redeemed.........       (6)        (43)    (1)      (4)    (42)    (339)    (19)    (148)    (12)    (100)
 Units Exchanged........      682       4,798    391    2,025   2,862   22,975     601    4,631   1,781   14,676
                         --------  ----------    ---   ------  ------  -------   -----  -------   -----  -------
 Net increase (decrease)
 in units from capital
 transactions with
 policyholders during
 the year or lesser
 period ended
 December 31, 2001......    1,726  $   12,142    390   $2,021  12,254  $98,365   2,871  $22,133   4,410  $36,341
                         ========  ==========    ===   ======  ======  =======   =====  =======   =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                                                 MFS Variable
                                                                  Insurance
                                                                    Trust
                                                                 (continued)
                                                                ---------------
                                                                   MFS New
                                                                  Discovery
                                                                    Series
                                                                ---------------
                                                                Units  $ Amount
                                                                -----  --------
Type II Units:
 Units Purchased............................................... 6,971  $75,927
 Units Redeemed................................................   (13)    (144)
 Units Exchanged...............................................   489    5,323
                                                                -----  -------
 Net increase (decrease) in units from capital transactions
 with policyholders during the year or lesser period ended
 December 31, 2001............................................. 7,447  $81,106
                                                                =====  =======

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets     Expenses as a Investment
                                 ----------------- % of Average    Income
Type I:                   Units  Unit Value  000s   Net Assets     Ratio    Total Return
-------                  ------- ---------- ------ ------------- ---------- ------------
GE Investments Funds,
Inc.:
 S&P 500 Index Fund..... 138,814   $39.90   $5,539     1.30%        0.96%     (13.41)%
 Money Market Fund...... 810,426    17.45   14,142     1.30%        4.03%        2.62%
 Total Return Fund......  51,334    33.26    1,707     1.30%        2.55%      (4.16)%
 International Equity
 Fund...................  41,454    12.53      519     1.30%        1.44%     (21.89)%
 Real Estate Securities
 Fund...................  41,820    21.25      889     1.30%        3.28%       10.38%
 Global Income Fund.....   3,313     9.96       33     1.30%        0.00%      (2.96)%
 Mid-Cap Value Equity
 Fund...................  71,065    16.95    1,205     1.30%        0.84%      (0.98)%
 Income Fund............ 103,897    12.03    1,250     1.30%        4.74%        6.03%
 U.S. Equity Fund.......  19,782    11.16      221     1.30%        1.00%      (9.67)%
 Premier Growth Equity
 Fund...................  73,412     9.86      724     1.30%        0.11%     (10.32)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........  66,563    25.07    1,669     1.30%        8.12%        6.38%
 Capital Appreciation
 Fund/VA................  87,276    44.31    3,867     1.30%        0.64%     (13.72)%
 Aggressive Growth
 Fund/VA................ 125,888    39.71    4,999     1.30%        1.00%     (32.17)%
 High Income Fund/VA....  99,852    31.42    3,137     1.30%       10.57%        0.64%
 Multiple Strategies
 Fund/VA................ 103,256    32.12    3,317     1.30%        3.69%        0.88%
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 323,795    38.02   12,311     1.30%        1.72%      (6.20)%
 Growth Portfolio....... 212,582    44.72    9,507     1.30%        0.08%     (18.72)%

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                  Year or lesser period ended December 31, 2001
                         ---------------------------------------------------------------
                                    Net Assets     Expenses as a Investment
                                 ----------------- % of Average    Income
Type I:                   Units  Unit Value  000s   Net Assets     Ratio    Total Return
-------                  ------- ---------- ------ ------------- ---------- ------------
 Overseas Portfolio..... 126,121   $18.24   $2,300     1.30%        5.56%     (22.20)%
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 219,198    27.08    5,936     1.30%        4.31%      (5.34)%
 Contrafund Portfolio... 303,135    25.60    7,760     1.30%        0.82%     (13.39)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  35,267    14.61      515     1.30%        1.60%      (9.94)%
 Growth Opportunities
  Portfolio.............  29,917    10.75      322     1.30%        0.44%     (15.54)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  63,683    16.86    1,074     1.30%        1.20%      (5.46)%
 High Income Bond Fund
  II....................  43,255    13.84      599     1.30%       10.63%        0.06%
 Utility Fund II........  23,007    14.52      334     1.30%        3.41%     (14.85)%
Alger American Fund:
 Small Capitalization
  Portfolio............. 193,757     8.56    1,659     1.30%        0.04%     (30.43)%
 LargeCap Growth
  Portfolio............. 177,225    18.89    3,348     1.30%        0.25%     (12.97)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  21,136    16.96      358     1.30%        0.00%     (29.22)%
 PBHG Growth II
  Portfolio.............  20,392    10.76      219     1.30%        0.00%     (41.25)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 119,899    20.10    2,410     1.30%        0.00%     (40.24)%
 Growth Portfolio....... 247,523    21.12    5,228     1.30%        0.02%     (25.72)%
 Worldwide Growth
  Portfolio............. 380,878    24.58    9,362     1.30%        0.23%     (23.45)%
 Balanced Portfolio..... 272,413    22.10    6,020     1.30%        1.30%      (5.91)%
 Flexible Income
  Portfolio.............  24,373    15.03      366     1.30%        3.35%        6.33%
 International Growth
  Portfolio............. 119,975    17.87    2,144     1.30%        0.36%     (24.24)%
 Capital Appreciation
  Portfolio.............  84,216    20.11    1,694     1.30%        0.38%     (22.70)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  33,891     9.40      319     1.30%        0.00%     (17.84)%
 Global Technology
  Portfolio.............  10,228     4.21       43     1.30%        0.00%     (38.14)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................   6,794     7.75       53     1.30%        0.54%     (10.52)%
 Mid Cap Value Fund..... 205,679    11.97    2,462     1.30%        1.42%       10.59%
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   5,645    11.34       64     1.30%        7.74%        5.52%
 Investors Fund.........  32,541    14.40      469     1.30%        0.85%      (5.40)%
 Total Return Fund......   2,619    11.07       29     1.30%        3.54%      (2.09)%

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                  Net Assets    Expenses as a Investment
                                --------------- % of Average    Income
Type II:                 Units  Unit Value 000s  Net Assets     Ratio    Total Return
--------                 ------ ---------- ---- ------------- ---------- ------------
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 51,742   $ 8.41   $435     1.10%        0.96%     (13.23)%
 Money Market Fund...... 62,265    10.51    654     1.10%        4.03%        2.83%
 Mid-Cap Value Equity
  Fund.................. 16,047    10.84    174     1.10%        0.84%      (0.77)%
 U.S. Equity Fund....... 13,161     9.19    121     1.10%        1.00%      (9.47)%
 Premier Growth Equity
  Fund..................  2,652     8.74     23     1.10%        0.11%     (10.13)%
 Value Equity Fund......  5,347     9.28     50     1.10%        1.49%      (9.75)%
 Small-Cap Value Equity
  Fund..................  7,759    12.68     98     1.10%        0.92%        8.77%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA............... 30,600     8.98    275     1.10%        0.00%     (13.13)%
 Main Street Growth &
  Income Fund/VA........ 16,001     8.54    137     1.10%        0.12%     (11.25)%
Variable Insurance
 Products Fund --
  Service Class 2:
 Equity-Income
  Portfolio............. 29,152     9.96    290     1.10%        0.00%      (6.26)%
 Growth Portfolio....... 13,129     7.53     99     1.10%        0.00%     (18.76)%
Variable Insurance
 Products Fund III --
  Service Class 2:
 Growth & Income
  Portfolio.............  8,285     8.78     73     1.10%        0.00%     (10.00)%
 Mid Cap Portfolio......  9,368    10.17     95     1.10%        0.00%      (4.57)%
Variable Insurance
 Products Fund II --
  Service Class 2:
 Contrafund Portfolio...  7,959     8.61     69     1.10%        0.00%     (13.43)%
Federated Insurance
 Series:
 International Small
  Company Fund II.......  1,519     6.58     10     1.10%        0.00%     (30.78)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II.................... 11,377     9.73    111     1.10%        0.00%        0.27%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  1,375     8.27     11     1.10%        0.00%     (17.67)%
 Global Technology
  Portfolio.............  3,199     4.98     16     1.10%        0.00%     (38.00)%
 Aggressive Growth
  Portfolio.............  8,681     4.94     43     1.10%        0.00%     (40.25)%
 Growth Portfolio.......  7,098     6.75     48     1.10%        0.00%     (25.72)%
 Worldwide Growth
  Portfolio............. 17,274     7.14    123     1.10%        0.13%     (23.46)%
 Balanced Portfolio..... 32,003     9.56    306     1.10%        1.96%      (5.94)%
 International Growth
  Portfolio.............    314     7.02      2     1.10%        0.14%     (24.27)%
 Capital Appreciation
  Portfolio.............  4,011     7.18     29     1.10%        0.35%     (22.68)%

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2001

                                 Year or lesser period ended December 31, 2001
                          ------------------------------------------------------------
                                   Net Assets    Expenses as a Investment
                                 --------------- % of Average    Income
Type II:                  Units  Unit Value 000s  Net Assets     Ratio    Total Return
--------                  ------ ---------- ---- ------------- ---------- ------------
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     666   $11.16   $  7     1.10%        0.72%        6.42%
 Long-Term U.S.
  Government Bond
  Portfolio.............  16,855    11.20    189     1.10%        2.55%        4.70%
 High Yield Bond
  Portfolio.............  13,183    10.21    135     1.10%        5.70%        1.23%
 Total Return Bond
  Portfolio.............  22,145    11.18    248     1.10%        2.24%        7.19%
AIM Variable Insurance
 Funds:
 AIM V.I. Capital
  Appreciation Fund.....   2,807     6.68     19     1.10%        0.00%     (24.12)%
 AIM V.I. Growth Fund...   1,615     5.84      9     1.10%        0.29%     (34.61)%
 AIM V.I. Value Fund....  27,610     8.40    232     1.10%        0.33%     (13.52)%
Alliance Variable
 Product Series
 Fund, Inc.:
 Growth and Income
  Portfolio.............  47,021    10.41    489     1.10%        0.10%      (0.94)%
 Premier Growth
  Portfolio.............   5,207     7.60     40     1.10%        0.00%     (18.30)%
 Quasar Portfolio.......   7,501     8.16     61     1.10%        0.00%     (13.81)%
Dreyfus:
 Dreyfus Investment
  Portfolios-Emerging
  Markets Portfolio.....     412     9.78      4     1.10%        0.60%        2.19%
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.............   1,726     7.15     12     1.10%        0.08%     (23.42)%
Rydex Variable Trust:
 OTC Fund...............     390     4.75      2     1.10%        0.00%     (35.88)%
MFS Variable Insurance
 Trust:
 MFS Utility Series.....  12,254     7.58     93     1.10%        0.22%     (25.27)%
 MFS Investors Growth
  Stock Series..........   2,871     6.96     20     1.10%        0.05%     (25.65)%
 MFS Investors Trust
  Series................   4,410     8.41     37     1.10%        0.00%     (17.02)%
 MFS New Discovery
  Series................   7,447     9.12     68     1.10%        0.00%      (6.29)%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                              Financial Statements

                          Year ended December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Financial Statements:

  Consolidated Balance Sheets.............................................. F-2

  Consolidated Statements of Income........................................ F-3

  Consolidated Statements of Shareholders' Interest........................ F-4

  Consolidated Statements of Cash Flows.................................... F-6

  Notes to the Consolidated Financial Statements........................... F-7

                         Independent Auditors' Report

   The Board of Directors
   GE Life and Annuity Assurance Company:

     We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

     As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.


/s/ KPMG LLP
   Richmond, Virginia
   January 15, 2002

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                          Consolidated Balance Sheets

             (Dollar amounts in millions, except per share amounts)

                                                             December 31,
                                                          --------------------
                                                            2001       2000
                                                          ---------  ---------
Assets
Investments:
  Fixed maturities available-for-sale, at fair value..... $10,539.6  $ 9,260.5
  Equity securities available-for-sale, at fair value:
    Common stocks........................................      20.6       15.3
    Preferred stocks, non-redeemable.....................      17.2       20.8
  Investment in affiliate................................       2.6        2.6
  Mortgage loans, net of valuation allowance of $18.2 and
   $14.3 at December 31, 2001 and 2000, respectively.....     938.8    1,130.0
  Policy loans...........................................     109.4       89.0
  Real estate owned......................................       3.5        2.5
  Other invested assets..................................     147.4      134.7
                                                          ---------  ---------
    Total investments....................................  11,779.1   10,655.4
                                                          ---------  ---------
  Cash and cash equivalents..............................       --        71.4
  Accrued investment income..............................     208.4      215.9
  Deferred acquisition costs.............................     853.8      715.7
  Intangible assets......................................     352.9      400.4
  Reinsurance recoverable................................     151.1       90.6
  Other assets...........................................     117.0       69.9
  Separate account assets................................   8,994.3   10,393.2
                                                          ---------  ---------
    Total assets......................................... $22,456.6  $22,612.5
                                                          =========  =========
Liabilities and Shareholders' Interest
Liabilities:
  Future annuity and contract benefits................... $10,975.3  $ 9,934.3
  Liability for policy and contract claims...............     189.0      140.4
  Other policyholder liabilities.........................      91.4      164.0
  Accounts payable and accrued expenses..................     548.9      473.9
  Deferred income tax liability..........................      75.5       32.0
  Separate account liabilities...........................   8,994.3   10,393.2
                                                          ---------  ---------
    Total liabilities....................................  20,874.4   21,137.8
                                                          ---------  ---------
Shareholders' interest:
  Net unrealized investment losses.......................     (17.4)     (18.7)
  Derivatives qualifying as hedges.......................      (8.1)       --
                                                          ---------  ---------
  Accumulated non-owner changes in equity................     (25.5)     (18.7)
  Preferred stock, Series A ($1,000 par value, $1,000
   redemption and liquidation value, 200,000 shares
   authorized, 120,000 shares issued and outstanding)....     120.0      120.0
  Common stock ($1,000 par value, 50,000 authorized,
   25,651 shares issued and outstanding).................      25.6       25.6
  Additional paid-in capital.............................   1,050.7    1,050.7
  Retained earnings......................................     411.4      297.1
                                                          ---------  ---------
    Total shareholders' interest.........................   1,582.2    1,474.7
                                                          ---------  ---------
    Total liabilities and shareholders' interest......... $22,456.6  $22,612.5
                                                          =========  =========

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                       Consolidated Statements of Income

                          (Dollar amounts in millions)

                                                   Years Ended December 31,
                                                  ----------------------------
                                                    2001      2000      1999
                                                  --------  --------  --------
Revenues:
  Net investment income.......................... $  698.9  $  708.9  $  638.2
  Net realized investment gains..................     29.1       4.3      12.0
  Premiums.......................................    108.4     116.3     123.9
  Cost of insurance..............................    126.1     126.0     129.0
  Variable product fees..........................    131.1     148.7      90.2
  Other income...................................     40.8      49.2      24.6
                                                  --------  --------  --------
    Total revenues...............................  1,134.4   1,153.4   1,017.9
                                                  --------  --------  --------
Benefits and expenses:
  Interest credited..............................    533.8     532.6     440.8
  Benefits and other changes in policy reserves..    182.3     223.6     214.7
  Commissions....................................    162.7     229.3     192.1
  General expenses...............................    129.0     124.8     124.7
  Amortization of intangibles, net...............     50.0      43.7      58.3
  Change in deferred acquisition costs, net......   (125.3)   (237.7)   (179.1)
  Interest expense...............................      2.2       1.1       1.9
                                                  --------  --------  --------
    Total benefits and expenses..................    934.7     917.4     853.4
                                                  --------  --------  --------
    Income before income taxes and cumulative
     effect of change in accounting principle....    199.7     236.0     164.5
Provision for income taxes.......................     70.1      72.9      56.6
                                                  --------  --------  --------
  Income before cumulative effect of change in
   accounting principle..........................    129.6     163.1     107.9
                                                  --------  --------  --------
Cumulative effect of change in accounting
 principle, net of tax...........................     (5.7)      --        5.0
                                                  --------  --------  --------
  Net income..................................... $  123.9  $  163.1  $  112.9
                                                  ========  ========  ========


          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                                                 Common Stock
                                     Preferred                     Declared
                                       Stock      Common Stock  but not Issued
                                   -------------- ------------- ---------------
                                   Shares  Amount Shares Amount Shares   Amount
                                   ------- ------ ------ ------ -------  ------
Balances at December 31, 1998....  120,000 $120.0  7,010 $ 7.0   18,641  $ 18.6
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized losses on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
Common stock issued..............      --     --  18,641  18.6  (18,641)  (18.6)
Adjustment to reflect purchase
 method..........................      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 1999....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2000....  120,000  120.0 25,651  25.6      --      --
Changes other than transactions
 with shareholders:
 Net income......................      --     --     --    --       --      --
 Net unrealized gains on
  investment securities (a)......      --     --     --    --       --      --
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........      --     --     --    --       --      --
 Derivatives qualifying as
  hedges.........................      --     --     --    --       --      --
 Total changes other than
  transactions with
  shareholders...................
Cash dividend declared and paid..      --     --     --    --       --      --
                                   ------- ------ ------ -----  -------  ------
Balances at December 31, 2001....  120,000 $120.0 25,651 $25.6      --   $  --
                                   ======= ====== ====== =====  =======  ======

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest

                          (Dollar amounts in millions)

                                              Accumulated
                                   Additional  Non-owner               Total
                                    Paid-In   Changes in  Retained Shareholders'
                                    Capital     Equity    Earnings   Interest
                                   ---------- ----------- -------- -------------
Balances at December 31, 1998....   $1,050.1    $  57.8    $ 40.3    $1,293.8
Changes other than transactions
 with shareholders:
 Net income......................        --         --      112.9       112.9
 Net unrealized losses on
  investment securities (a)......        --      (192.0)      --       (192.0)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       (79.1)
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
Common stock issued..............        --         --        --            -
Adjustment to reflect purchase
 method..........................        0.6        --        --          0.6
                                    --------    -------    ------    --------
Balances at December 31, 1999....    1,050.7     (134.2)    143.6     1,205.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      163.1       163.1
 Net unrealized gains on
  investment securities (a)......        --       115.5       --        115.5
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       278.6
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2000....    1,050.7      (18.7)    297.1     1,474.7
Changes other than transactions
 with shareholders:
 Net income......................        --         --      123.9       123.9
 Net unrealized gains on
  investment securities (a)......        --         1.3       --          1.3
 Cumulative effect on
  shareholders' interest of
  adopting SFAS 133 (b)..........        --        (7.8)      --         (7.8)
 Derivatives qualifying as
  hedges.........................        --        (0.3)      --         (0.3)
                                                                     --------
 Total changes other than
  transactions with
  shareholders...................                                       117.1
Cash dividend declared and paid..        --         --       (9.6)       (9.6)
                                    --------    -------    ------    --------
Balances at December 31, 2001....   $1,050.7    $ (25.5)   $411.4    $1,582.2
                                    ========    =======    ======    ========

(a) Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b) Presented net of deferred taxes of $4.4.

          See accompanying Notes to Consolidated Financial Statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY
                                 AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 2001       2000       1999
                                               ---------  ---------  ---------
Cash flows from operating activities:
Net income.................................... $   123.9  $   163.1  $   112.9
                                               ---------  ---------  ---------
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Cumulative effect of change in accounting
   principle, net of tax......................       5.7        --        (5.0)
  Cost of insurance and surrender fees........    (155.9)    (149.3)    (169.5)
  Decrease in future policy benefits..........     589.9      688.9      565.5
  Net realized investment gains...............     (29.1)      (4.3)     (12.0)
  Amortization of investment premiums and
   discounts..................................       6.8       (3.4)      (1.3)
  Amortization of intangibles.................      50.0       43.7       58.3
  Deferred income tax expense.................      51.1       94.5       25.0
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................       7.5      (25.7)     (48.6)
    Deferred acquisition costs................    (125.3)    (237.7)    (179.1)
    Other assets, net.........................     (45.0)     188.2     (195.1)
   Increase (decrease) in:
    Policy and contract claims................      39.7       25.5      (43.4)
    Other policyholder liabilities............     (71.5)      26.8       20.0
    Accounts payable and accrued expenses.....      72.4      276.2       73.8
                                               ---------  ---------  ---------
      Total adjustments.......................     396.3      923.4       88.6
                                               ---------  ---------  ---------
      Net cash provided by operating
       activities.............................     520.2    1,086.5      201.5
                                               ---------  ---------  ---------
Cash flows from investing activities:
  Short-term investment activity, net.........     (22.9)     (17.6)       --
  Proceeds from sales and maturities of
   investment securities and other invested
   assets.....................................   3,904.1    1,997.0    1,702.2
  Principal collected on mortgage and policy
   loans......................................     332.6      102.1      103.3
  Proceeds collected from policy loan
   securitization.............................       --         --       145.1
  Purchases of investment securities and other
   invested assets............................  (5,182.8)  (3,047.2)  (3,037.4)
  Mortgage loan originations and increase in
   policy loans...............................    (167.9)    (437.4)    (170.4)
                                               ---------  ---------  ---------
      Net cash used in investing activities...  (1,136.9)  (1,403.1)  (1,257.2)
                                               ---------  ---------  ---------
Cash flows from financing activities:
  Proceeds from issue of investment
   contracts..................................   4,120.9    5,274.4    4,717.6
  Redemption and benefit payments on
   investment contracts.......................  (3,566.0)  (4,946.8)  (3,593.4)
  Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     545.3      318.0    1,114.6
                                               ---------  ---------  ---------
      Net increase (decrease) in cash and
       equivalents............................     (71.4)       1.4       58.9
Cash and cash equivalents at beginning of
 year.........................................      71.4       70.0       11.1
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $     --   $    71.4  $    70.0
                                               =========  =========  =========

          See accompanying Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements
                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

   The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. ("GE Capital Services"), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

 (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

 (c) Products

   The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts ("GICs") including funding agreements.

   Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

   The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company's products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company's sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace, the availability of business from other distributors, and the Company's mix of other products.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

   The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

 (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

 (f) Investment Securities

   The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders' interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

   Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

 (g) Deferred Acquisition Costs

   Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (h) Intangible Assets

  Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

  Goodwill - Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 (i) Federal Income Taxes

   The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (j) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (k) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

 (l) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (m) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

   The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company's other invested assets related to its capital investments is in the separate accounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


 (n) Accounting Changes

   At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

   At January 1, 2001, the Company's consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

--------
(a) For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset's fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset's carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company's operating results.

   See Note 9 for Change in Accounting for Insurance-Related Assessments in
1999.

 (o) Accounting Pronouncement Not Yet Adopted

   SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2) Investment Securities

 (a) General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Fixed maturities..................................... $615.2  $623.1  $557.9
   Equity securities....................................    1.7     1.8     2.2
   Mortgage loans.......................................   80.9    80.0    66.9
   Policy loans.........................................    7.1     4.6    14.0
   Other investments....................................    1.8     6.7     2.5
                                                         ------  ------  ------
   Gross investment income..............................  706.7   716.2   643.5
   Investment expenses..................................   (7.8)   (7.3)   (5.3)
                                                         ------  ------  ------
   Net investment income................................ $698.9  $708.9  $638.2
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                         2001     2000    1999
                                                       --------  ------  ------
   Sales proceeds..................................... $2,663.3  $874.2  $590.3
                                                       ========  ======  ======
   Gross realized investment:
     Gains............................................    100.5    29.3    28.6
     Losses...........................................    (71.4)  (25.0)  (16.6)
                                                       --------  ------  ------
   Net realized investment gains...................... $   29.1  $  4.3  $ 12.0
                                                       ========  ======  ======

   The additional proceeds from investments presented in the Company's Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31 are summarized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                      2001    2000    1999
                                                     ------  ------  -------
   Net unrealized gains (losses) on available-for-
    sale investment securities and other invested
    assets before adjustments:
     Fixed maturities............................... $(41.2) $(34.4) $(245.0)
     Equity securities..............................    4.6    (1.6)    (0.4)
     Other invested assets..........................  (16.4)   (3.2)    (4.1)
                                                     ------  ------  -------
       Subtotal.....................................  (53.0)  (39.2)  (249.5)
                                                     ======  ======  =======
   Adjustments to the present value of future
    profits and deferred acquisition costs..........   25.2    10.1     43.1
   Deferred income taxes............................   10.4    10.4     72.2
                                                     ------  ------  -------
       Net unrealized losses on available-for-sale
        investment securities....................... $(17.4) $(18.7) $(134.2)
                                                     ======  ======  =======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                       2001    2000     1999
                                                      ------  -------  -------
   Net unrealized gains (losses) on investment
    securities --beginning of year................... $(18.7) $(134.2) $  57.8
   Unrealized gains (losses) on investment
    securities -- net of deferred taxes of ($5.1),
    ($63.3) and $99.1................................   10.8    118.3   (184.2)
   Reclassification adjustments -- net of deferred
    taxes of $5.1, $1.5 and $4.5.....................   (9.5)    (2.8)    (7.8)
                                                      ------  -------  -------
   Net unrealized losses on investment securities --
     end of year..................................... $(17.4) $ (18.7) $(134.2)
                                                      ======  =======  =======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                 Gross      Gross
                                     Amortized unrealized unrealized   Fair
   2001                                cost      gains      losses     value
   ----                              --------- ---------- ---------- ---------
   Fixed maturities:
   U.S. government and agency....... $     5.1   $  0.1    $   --    $     5.2
   State and municipal..............       1.2      --         --          1.2
   Non-U.S. government .............      37.0      0.2       (0.5)       36.7
   U.S. corporate...................   5,976.7     93.6     (199.4)    5,870.9
   Non-U.S. corporate...............     819.5     10.5      (18.0)      812.0
   Mortgage-backed..................   2,217.3     50.9       (7.3)    2,260.9
   Asset-backed.....................   1,524.0     31.5       (2.8)    1,552.7
                                     ---------   ------    -------   ---------
     Total fixed maturities.........  10,580.8    186.8     (228.0)   10,539.6
   Common stocks and non-redeemable
    preferred stocks................      33.2      4.8       (0.2)       37.8
                                     ---------   ------    -------   ---------
   Total available-for-sale
    securities...................... $10,614.0   $191.6    $(228.2)  $10,577.4
                                     =========   ======    =======   =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
2000                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $   10.3    $  0.3    $   --    $   10.6
State and municipal..................       1.3       --         --         1.3
Non-U.S. government..................       3.0       --         --         3.0
U.S. corporate.......................   5,705.5      24.2     (148.8)   5,580.9
Non-U.S. corporate...................     851.2      35.3       (2.2)     884.3
Mortgage-backed......................   1,762.2      44.0        --     1,806.2
Asset-backed.........................     961.4      12.8        --       974.2
                                       --------    ------    -------   --------
  Total fixed maturities.............   9,294.9     116.6     (151.0)   9,260.5
Common stocks and non-redeemable
 preferred stocks....................      37.7       0.9       (2.5)      36.1
                                       --------    ------    -------   --------
Total available-for-sale securities..  $9,332.6    $117.5    $(153.5)  $9,296.6
                                       ========    ======    =======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            Amortized   Fair
                                                              Cost      Value
                                                            --------- ---------
Due in one year or less.................................... $   131.3 $   131.3
Due one year through five years............................   2,518.4   2,524.6
Due five years through ten years...........................   2,570.8   2,524.9
Due after ten years........................................   1,619.0   1,545.2
                                                            --------- ---------
  Subtotals................................................   6,839.5   6,726.0
Mortgage-backed securities.................................   2,217.3   2,260.9
Asset-backed securities....................................   1,524.0   1,552.7
                                                            --------- ---------
  Totals................................................... $10,580.8 $10,539.6
                                                            ========= =========

   As of December 31, 2001, $1,175.0 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

   As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company's investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                  2001               2000
                                            ----------------- ------------------
                                              Fair
                                              value   Percent Fair value Percent
                                            --------- ------- ---------- -------
   Agencies and treasuries................. $   250.5    2.4%  $  226.8     2.5%
   AAA/Aaa.................................   3,232.4   30.7    2,406.5    26.0
   AA/Aa...................................     841.9    8.0      645.7     7.0
   A/A.....................................   2,432.5   23.1    2,161.3    23.3
   BBB/Baa.................................   2,366.6   22.4    2,259.4    24.4
   BB/Ba...................................     346.2    3.3      365.9     4.0
   B/B.....................................      95.6    0.9      168.0     1.8
   CCC/Ca..................................      10.0    0.1       10.1     0.1
   Not rated...............................     963.9    9.1    1,016.8    11.0
                                            ---------  -----   --------   -----
   Totals.................................. $10,539.6  100.0%  $9,260.5   100.1%
                                            =========  =====   ========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

   The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

 (b) Mortgage and Real Estate Portfolio

   The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

   Geographic distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   26.8%     100.0%
   Mid Atlantic............................................   10.3        --
   Pacific.................................................   30.7        --
   East North Central......................................   10.0        --
   West South Central......................................    4.6        --
   Mountain................................................    9.8        --
   Other...................................................    7.8        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Type distribution as of December 31, 2001:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   27.6%       -- %
   Retail..................................................   26.1      100.0
   Industrial..............................................   28.0        --
   Apartments..............................................   12.9        --
   Other...................................................    5.4        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

   For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company's total U.S. originations for those years.

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

   "Impaired" loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

   Under these principles, the Company has two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                             2001  2000   1999
                                                             ----- -----  -----
   Balance at January 1..................................... $14.3 $23.3  $20.9
   Provision (benefit) charged (credited) to operations.....   2.3 (11.1)   1.6
   Amounts written off, net of recoveries...................   1.6   2.1    0.8
                                                             ----- -----  -----
   Balance at December 31................................... $18.2 $14.3  $23.3
                                                             ===== =====  =====

   During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

   The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

(3) Deferred Acquisition Costs

   Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $712.9  $475.2  $296.1
   Costs deferred.....................................  204.1   304.4   218.9
   Amortization, net..................................  (78.8)  (66.7)  (39.8)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  838.2   712.9   475.2
   Cumulative effect of net unrealized investment
    losses............................................   15.6     2.8     7.3
                                                       ------  ------  ------
   Financial statement balance at December 31......... $853.8  $715.7  $482.5
                                                       ======  ======  ======

(4) Intangible Assets

 (a) Present Value of Future Profits

   The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                        2001    2000    1999
                                                       ------  ------  ------
   Unamortized balance at January 1................... $278.1  $314.8  $367.0
   Interest accreted at 6.57%, 5.94% and 6.64% for
    2001, 2000 and 1999, respectively.................   16.3    17.1    21.9
   Amortization.......................................  (59.3)  (53.8)  (74.1)
                                                       ------  ------  ------
   Unamortized balance at December 31.................  235.1   278.1   314.8
   Cumulative effect of net unrealized investment
    losses............................................    9.6     7.3    35.8
                                                       ------  ------  ------
   Financial statement balance at December 31......... $244.7  $285.4  $350.6
                                                       ======  ======  ======

   The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2002................................... 11.8%
            2003...................................  9.7
            2004...................................  8.4
            2005...................................  7.3
            2006...................................  6.5

 (b) Goodwill

   At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5) Reinsurance

   GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

   The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

                                                          2001    2000    1999
                                                         ------  ------  ------
   Direct............................................... $128.8  $145.6  $166.6
   Assumed..............................................    3.3     3.3     3.0
   Ceded................................................  (23.7)  (32.5)  (45.7)
                                                         ------  ------  ------
   Net premiums earned.................................. $108.4  $116.4  $123.9
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      3%      3%      2%
                                                         ======  ======  ======

   Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                     Mortality/   Interest      December 31,
                          Withdrawal Morbidity      Rate     ------------------
                          Assumption Assumption  Assumption    2001      2000
                          ---------- ---------- ------------ --------- --------
Investment contracts....     N/A        N/A         N/A      $ 8,788.6 $7,759.7
Limited-payment
 contracts..............     None       (a)      3.5-10.0%        17.9     17.4
Traditional life
 insurance contracts....   Company      (b)     7.0% grading     344.2    362.3
                          Experience              to 6.5%
Universal life-type
 contracts..............     N/A        N/A         N/A        1,774.9  1,747.5
Accident and health.....   Company      (c)     7.5% grading      49.7     47.4
                          Experience              to 4.75%
                                                             --------- --------
Total future annuity and
 contract benefits......                                     $10,975.3 $9,934.3
                                                             ========= ========

--------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                            2001   2000   1999
                                                            ----- ------  -----
   Current federal income tax provision (benefit).......... $18.2 $(20.8) $29.3
   Deferred federal income tax provision...................  49.1   90.5   24.9
                                                            ----- ------  -----
     Subtotal-federal provision............................  67.3   69.7   54.2
                                                            ----- ------  -----
   Current state income tax provision (benefit)............   0.8   (0.8)   2.3
   Deferred state income tax provision.....................   2.0    4.0    0.1
                                                            ----- ------  -----
     Subtotal-state provision..............................   2.8    3.2    2.4
                                                            ----- ------  -----
     Total income tax provision............................ $70.1 $ 72.9  $56.6
                                                            ===== ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

                                                               2001  2000  1999
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax, net of federal income tax benefit........  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.2
   Dividends-received deduction............................... (2.9) (1.7) (1.6)
   Other, net.................................................  1.3  (3.9) (0.7)
                                                               ----  ----  ----
     Effective rate........................................... 35.1% 30.9% 34.4%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   The components of the net deferred tax liability at December 31 are as follows:

                                                                   2001   2000
                                                                  ------ ------
   Assets:
     Insurance reserve amounts................................... $161.8 $165.6
     Net unrealized losses on investment securities..............   10.4   10.4
     Net unrealized loss on derivatives..........................    5.0    --
                                                                  ------ ------
       Total deferred income tax assets..........................  177.2  176.0
                                                                  ------ ------
   Liabilities:
     Investments.................................................    1.6    5.3
     Present value of future profits.............................   47.3   50.3
     Deferred acquisition costs..................................  194.6  149.6
     Other.......................................................    9.2    2.8
                                                                  ------ ------
       Total deferred income tax liabilities.....................  252.7  208.0
                                                                  ------ ------
       Net deferred income tax liability......................... $ 75.5 $ 32.0
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9) Guaranty Association Assessments

   The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

   Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10) Litigation

   The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company's Consolidated Financial Statements.

   On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company's motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff's efforts to certify a nationwide class action, vigorously.

(11) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities--those not carried at fair value--are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

   A description of how fair values are estimated follows:

   Borrowings. Based on market quotes or comparables.

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

                                      2001                           2000
                          -----------------------------  -----------------------------
                              Assets (Liabilities)           Assets (Liabilities)
                          -----------------------------  -----------------------------
                          Notional Carrying     Fair     Notional Carrying     Fair
                           Amount   amount      value     Amount   amount      value
                          -------- ---------  ---------  -------- ---------  ---------
Assets:
 Mortgage loans.........     (a)   $   938.8  $   978.4     (a)   $ 1,130.0  $ 1,174.0
 Other financial
  instruments...........     (a)        17.8       17.8     (a)         9.3        9.3
Liabilities:
 Borrowings and related
  instruments:
 Borrowings.............     (a)       (50.5)     (50.5)    (a)       (85.7)     (85.7)
 Investment contract
  benefits..............    --      (8,788.6)  (8,812.3)   --      (7,759.7)  (7,339.5)
 Other firm commitments:
 Ordinary course of
  business lending
  commitments...........    6.7          --         --     3.6          --         --

--------
(a)  These financial instruments do not have notional amounts.

   On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

   Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

   The nature of the Company's business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

   At January 1, 2001, the Company's financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

                                                                   Shareholders'
                                                          Earnings   Interest
                                                          -------- -------------
   Adjustment to fair value of derivatives (a)...........  $(8.7)     $(12.2)
   Income tax effects....................................    3.0         4.4
                                                           -----      ------
   Totals................................................  $(5.7)     $ (7.8)
                                                           =====      ======

  --------
  (a)  For earnings effect, amount shown is net of hedged items.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)


   A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

   Transition adjustment as of January 1, 2001.......................... $(7.8)
   Current period decreases in fair value -- net........................  (0.1)
   Reclassification to earnings, net....................................  (0.2)
                                                                         -----
   Balance at December 31, 2001......................................... $(8.1)
                                                                         =====

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

 Hedges of Future Cash Flows

   There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

   Of the $(7.8) transition adjustment recorded in shareholders' interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders' interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

   At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

 Hedges of Recognized Assets, Liabilities and Firm Commitments

   The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

 Derivatives Not Designated as Hedges

   At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12) Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 2001, 2000 and 1999
                         (Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

   The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

                                                           2001    2000   1999
                                                          ------  ------ ------
   Statutory net income (loss)........................... $(20.5) $ 68.0 $ 70.8
   Statutory capital and surplus......................... $584.4  $593.5 $542.5

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14) Operating Segment Information

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


   The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   695.8     $  3.1     $   698.9
   Net realized investment gains.........        29.1        --           29.1
   Premiums..............................        48.2       60.2         108.4
   Other revenues........................       297.8        0.2         298.0
                                            ---------     ------     ---------
     Total revenues......................     1,070.9       63.5       1,134.4
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       674.1       42.0         716.1
   Commissions...........................       146.8       15.9         162.7
   Amortization of intangibles...........        47.9        2.1          50.0
   Other operating costs and expenses....         0.7        5.2           5.9
                                            ---------     ------     ---------
     Total benefits and expenses.........       869.5       65.2         934.7
                                            ---------     ------     ---------
     Income (loss) before income taxes
      and cumulative effect of change in
      accounting principle...............   $   201.4     $ (1.7)    $   199.7
                                            =========     ======     =========
   Total Assets..........................   $22,288.6     $168.0     $22,456.6
                                            =========     ======     =========

2000 -- Segment Data

                                                       Lifestyle
                                            Wealth    Protection
                                         Accumulation      &
                                          & Transfer  Enhancement Consolidated
                                         ------------ ----------- ------------
   Net investment income................  $   703.5     $  5.4     $   708.9
   Net realized investment gains........        4.3        --            4.3
   Premiums.............................       55.3       61.0         116.3
   Other revenues.......................      316.2        7.7         323.9
                                          ---------     ------     ---------
     Total revenues.....................    1,079.3       74.1       1,153.4
                                          ---------     ------     ---------
   Interest credited, benefits, and
    other changes in policy reserves ...      715.3       40.9         756.2
   Commissions..........................      212.8       16.5         229.3
   Amortization of intangibles..........       41.5        2.2          43.7
   Other operating costs and expenses...     (119.7)       7.9        (111.8)
                                          ---------     ------     ---------
     Total benefits and expenses........      849.9       67.5         917.4
                                          ---------     ------     ---------
     Income before income taxes.........  $   229.4     $  6.6     $   236.0
                                          =========     ======     =========
   Total Assets.........................  $22,440.7     $171.8     $22,612.5
                                          =========     ======     =========

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 2001, 2000 and 1999
                          (Dollar amounts in millions)


1999 -- Segment Data

                                                         Lifestyle
                                              Wealth    Protection
                                           Accumulation      &
                                            & Transfer  Enhancement Consolidated
                                           ------------ ----------- ------------
   Net investment income.................   $   634.2     $  4.0     $   638.2
   Net realized investment gains.........        12.0        --           12.0
   Premiums..............................        67.8       56.1         123.9
   Other revenues........................       243.6        0.2         243.8
                                            ---------     ------     ---------
     Total revenues......................       957.6       60.3       1,017.9
                                            ---------     ------     ---------
   Interest credited, benefits, and other
    changes in policy reserves...........       617.0       38.5         655.5
   Commissions...........................       179.7       12.4         192.1
   Amortization of intangibles...........        56.2        2.1          58.3
   Other operating costs and expenses....       (55.1)       2.6         (52.5)
                                            ---------     ------     ---------
     Total benefits and expenses.........       797.8       55.6         853.4
                                            ---------     ------     ---------
     Income before income taxes and
      cumulative effect of change in
      accounting principle...............   $   159.8     $  4.7     $   164.5
                                            =========     ======     =========
   Total Assets..........................   $19,774.2     $183.1     $19,957.3
                                            =========     ======     =========

                                    PART II

                          UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                             RULE 484 UNDERTAKING

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  REPRESENTATION PURSUANT TO RULE 26(e)(2)(A)

   GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the GE Life and Annuity Assurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

   This Registration Statement comprises the following Papers and Documents:

   The facing sheet
   The Prospectus consisting of   pages
   The undertaking to file reports
   The Rule 484 undertaking
   Representation pursuant to Section 26(e)(2)(A)
   The signatures
   Written consents of the following persons:

   (a) Dwain A. Akins, Esq.


   (b) KPMG LLP


   (c) Paul Haley, FSA





   The following exhibits:

   See next page

                              SEPARATE ACCOUNT III

                                    EXHIBITS


1          The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

(1)(a)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account III.(12)

(1)(a)(i)  Resolution of Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account III to GE Life & Annuity Separate
           Account III.(16)

(1)(b)     Resolution of the Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account III.(12)

(1)(c)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account III which invest in shares of Asset
           Manager Portfolio of Fidelity Variable Insurance Products Fund II and Balanced
           Portfolio of Neuberger & Berman Advisers Management Trust.(12)

(1)(d)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of Separate Account III which invest in shares of Janus
           Aspen Series, Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth
           Portfolio.(12)

(1)(e)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional Investment Subdivisions of Separate Account III which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the
           Contrafund(R) Portfolio of the Variable Insurance Products Fund II.(12)

(1)(f)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment Subdivisions of Separate Account III which invest in shares of the International Equity Portfolio and the Real Estate Securities
           Portfolio of the Life of Virginia Series Fund.(12)

(1)(g)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional Investment Subdivisions of Separate Account III which invest in shares of the Alger American Growth Portfolio and the Alger American Small
           Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio
           and Flexible Income Portfolio of the Janus Aspen Series.(14)

(1)(h)     Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American Leaders Fund II of the Federated Insurance
           Series, and the International Growth Portfolio of the Janus Aspen Series.(10)

(1)(i)     Resolution of Board of Directors of Life of Virginia authorizing additional
           Investment Subdivisions investing in shares of Growth and Income Portfolio and
           Growth Opportunities Portfolio of Variable Insurance Products Fund III; Growth II
           Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.;
           and Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.(11)

(1)(j)     Resolution of Board of Directors of Life of Virginia authorizing additional
           Investment Subdivisions investing in shares of Capital Appreciation Portfolio of
           Janus Aspen Series.(11)

(1)(k)     Resolution of Board of Directors of Life of Virginia authorizing additional
           Investment Subdivisions investing in shares of of Goldman Sachs Growth and Income
           Fund and Goldman Sachs Mid Cap

           Equity Fund of Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity
           Fund of GE Investments Funds, Inc.(12)

(1)(l)     Resolution of the Board of Directors of Life of Virginia authorizing additional
           Investment Subdivisions investing in shares of the Salomon Brothers Variable
           Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers
           Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds, Inc.(16)

(1)(m)     Resolution of the Board of Directors of GE Life and Annuity Assurance Company
           authorizing additional Investment Subdivisions investing in shares of GE Premier
           Growth Equity of GE Investments Funds, Inc.(16)

(1)(n)     Resolution of the Board of Directors of GE Life and Annuity Assurance Company
           authorizing change in name of Investment Subdivisions of Oppenheimer Variable
           Account Funds and Mid Cap Value Fund of Goldman Sachs Variable Insurance
           Trust.(16)

(1)(o)     Resolution of the Board of Directors of GE Life and Annuity Assurance Company
           authorizing change in name of Investment Subdivisions of GE Investments Funds
           Value Equity Fund to GE Investment Funds Mid Cap Value Fund. Also authorizing additional Investment Subdivisions investing in shares of Janus Aspen Series
           Global Life Sciences Portfolio and Janus Aspen Series Global Technology
           Portfolio.(17)

(1)(p)     Resolution of the Board of Directors of GE Life and Annuity Assurance Company
           authorizing additional Investment Subaccounts investing in shares of AIM Variable
           Insurance Funds; Alliance Variable Products Series Fund, Inc.; Dreyfus; Federated
           Insurance Series; Fidelity Variable Insurance Products Funds; GE Investments
           Funds, Inc.; Janus Aspen Series; MFS(R) Variable Insurance Trust; Oppenheimer
           Variable Account Funds; PIMCO Variable Insurance Trust; Rydex Variable Trust.(19)

(2)        Not Applicable.

(3)(a)     Underwriting Agreement dated December 12, 1998 between The Life Insurance Company of Virginia and Capital Brokerage Corporation.(12)

(3)(b)     Dealer Sales Agreement dated December 13, 1997.(12)

(3)(c)     Product Commission Schedule.(21)

(4)        Not Applicable.

(5)(a)     Policy Form P1254 Single Life.(19)

(5)(a)(i)  Policy Form P1255 Joint Life.(19)

(5)(b)     Accelerated Benefit Rider.(19)

(5)(b)(i)  Continuation of Coverage Rider.(22)

(5)(c)     Guarantee Account Rider.(19)

(6)(a)     Certificate of Incorporation of The Life Insurance Company of Virginia.(14)

(6)(b)     Certificate of Incorporation of GE Life and Annuity Assurance Company.(21)

(6)(c)     By-Laws of The Life Insurance Company of Virginia.(14)


(6)(d)       By-Laws of GE Life and Annuity Assurance Company.(21)

(7)          Not Applicable.

(8)(a)       Participation Agreement Among Variable Insurance Products Fund, Fidelity
             Distributors Corporation and The Life Insurance Company of Virginia.(14)

(8)(a)(i)    Amendment to Participation Agreement among Variable Insurance Products Fund,
             Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(10)

(8)(a)(ii)   Amendment to Participation Agreement among Variable Insurance Products Fund,
             Fidelity Distributors Corporation, and GE Life and Annuity Assurance Company.(20)

(8)(b)       Participation Agreement among The Life Insurance Company of Virginia, Variable
             Insurance Products Fund II and Fidelity Distributors Corporation.(14)

(8)(b)(i)    Amendment to Participation Agreement among Variable Insurance Products Fund II,
             Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(10)

(8)(b)(ii)   Amendment to Participation Agreement among Variable Insurance Products Fund II,
             Fidelity Distributors Corporation, and GE Life and Annuity Assurance Company.(20)

(8)(c)       Participation Agreement among The Life Insurance Company of Virginia, Variable
             Insurance Products Fund III and Fidelity Distributors Corporation.(14)

(8)(c)(ii)   Amendment to Participation Agreement among Variable Insurance Products Fund III,
             Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(10)

(8)(c)(iii)  Amendment to Participation Agreement among Variable Insurance Products Fund III,
             Fidelity Distributors Corporation, and GE Life and Annuity Assurance Company.(20)

(8)(d)       Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
             Corporation and The Life Insurance Company of Virginia.(14)

(8)(d)(i)    Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation and The Life Insurance Company of Virginia.(14)

(8)(d)(ii)   Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation and GE Life and Annuity Assurance Company.(20)

(8)(e)       Fund Participation Agreement between Janus Aspen Series and The Life Insurance
             Company of Virginia.(14)

(8)(e)(i)    Amendment to the Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company.(17)

(8)(e)(ii)   Amendment to the Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company.(20)

(8)(f)       Fund Participation Agreement between Insurance Management Series, Federated
             Securities Corp., and The Life Insurance Company of Virginia.(14)

(8)(f)(i)    Fund Participation Agreement between Insurance Management Series, Federated
             Securities Corp., and GE Life and Annuity Assurance Company.(20)

(8)(g)      Fund Participation Agreement between The Alger American Fund, Fred Alger and
            Company, Inc., and The Life Insurance Company of Virginia.(14)

(8)(g)(i)   Amendment to Fund Participation Agreement between The Alger American Fund, Fred
            Alger and Company, Inc. and GE Life and Annuity Assurance Company.(16)

(8)(h)      Fund Participation Agreement between Variable Insurance Products Fund III and The
            Life Insurance Company of Virginia.(11)

(8)(i)      Fund Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life
            Insurance Company of Virginia.(11)

(8)(j)      Fund Participation Agreement between Goldman Sachs Variable Insurance Trust Fund and The Life Insurance Company of Virginia.(14)

(8)(k)      Fund Participation Agreement between Salomon Brothers Variable Series Fund and The
            Life Insurance Company of Virginia.(15)

(8)(l)      Fund Participation Agreement between GE Investments Funds, Inc. and The Life
            Insurance Company of Virginia.(15)

(8)(l)(i)   Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and
            GE Life and Annuity Assurance Company.(16)

(8)(1)(ii)  Amendment to the Fund Participation Agreement between GE Investments Funds, Inc.
            and GE Life and Annuity Assurance Company.(17)

(8)(m)      Fund Participation Agreement between AIM Variable Insurance Funds, Inc. and GE
            Life and Annuity Assurance Company.(20)

(8)(n)      Fund Participation Agreement between Alliance Variable Products Series Fund, Inc.
            and GE Life and Annuity Assurance Company.(20)

(8)(o)      Fund Participation Agreement between Dreyfus Investment Portfolios and GE Life and
            Annuity Assurance Company.(20)

(8)(p)      Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company.(20)

(8)(q)      Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company.(20)

(8)(r)      Fund Participation Agreement between Rydex Variable Trust and GE Life and Annuity
            Assurance Company.(20)

(9)         Not applicable.

(10)        Not applicable.

(11)        Memorandum describing Life of Virginia's Issuance, Transfer, Redemption and
            Exchange Procedures for Policies.(21)

2.          Not Applicable.

3.          Consents of the following:

(3)(a)  Opinion and Consent of Counsel for GE Life and Annuity Assurance Company.(22)

(3)(b)  Consent of KPMG LLP.(22)

4.      Not Applicable.

5.      Not Applicable.

6.      Not Applicable.

7.      Power of Attorney dated April 23, 2002.(22)

--------










(9) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on October 31, 1995.

(10) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1996.

(11) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1997.

(12) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on May 1, 1998.

(13) Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement of form S-6, for Life of Virginia Separate Account III, filed with the Securities and Exchange Commission on September 28, 1998.

(14) Incorporated by reference to Post Effective Amendment No. 15 to the Registration Statement of form S-6, for Life of Virginia Separate Account II, 33-9651, filed with the Securities and Exchange Commission on September 28, 1998.

(15) Incorporated by reference to Pre Effective Amendment No. 1 to the Registration Statement of form N-4, for Life of Virginia Separate Account 4, 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.

(16) Incorporated by reference to Post Effective Amendment No. 21 to the Registration Statement of form S-6, for GE Life & Annuity Separate Account III, 33-12470, filed with the Securities and Exchange Commission on Apri1 30, 1999.

(17) Filed December 21, 1999 with initial filing to Form N-4 for GE Life and Annuity Separate Account 4, Registration No. 333-96513.

(18) Filed April 28, 2000 with Post-Effective Amendment No. 22 to Registration Statement of form S-6 for GE Life & Annuity Separate Account III, 33-12470.

(19) Filed May 25, 2000 with initial filing to Form S-6 for GE Life Annuity Separate Account III, Registration No. 333-37856.

(20) Filed June 2, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement of Form N-4, for GE Life and Annuity Separate Account 4, 333-31172.

(21) Filed October 27, 2000 with Pre-effective Amendment No. 1 to the Registration Statement of Form S-6 for GE Life and Annuity Separate Account III, Registration No. 333-37856.

(22) Filed Herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the registrant, GE Life & Annuity Separate Account III, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 23 day of April, 2002.

                                         GE Life & Annuity Account III

                                         (Seal) GE Life and Annuity Assurance
                                                Company (Depositor)

                                                  /s/ Dwain A. Akins

Attest: __________________               By: __________________________________

                                                  Dwain A. Akins


                                                  Vice President


   Pursuant to the requirements of the Securities Act of 1933, GE Life and Annuity Assurance Company certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 23 day of April, 2002.


                                         (Seal) GE Life and Annuity Assurance
                                          Company

                                                  /s/ Dwain A. Akins

Attest: __________________               By: __________________________________

                                                  Dwain A. Akins


                                                  Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Chairman of the Board,           4/23/02
______________________________________  Director, Chief Executive
           Pamela S. Schutz             Officer

                  *                    Chief Financial Officer          4/23/02
______________________________________
            Kelly L. Groh

                  *                    Controller                       4/23/02
______________________________________
            Susan M. Mann

          /s/ Dwain A. Akins           Vice President                   4/23/02
______________________________________
            Dwain A. Akins

                  *                    Director                         4/23/02
______________________________________
          Thomas M. Stinson

                  *                    Director                         4/23/02
______________________________________
           Victor C. Moses

                  *                    Director                         4/23/02
______________________________________
          Geoffrey S. Stiff

                  *                    Director                         4/23/02
______________________________________
         Elliot A. Rosenthal

       *By: /s/ Dwain A. Akins         pursuant to Power of
______________________________________  Attorney executed on
            Dwain A. Akins              April 23, 2002.

                                 EXHIBIT INDEX


 3(a) Consent of Counsel

 3(b) Consent of KPMG LLP

 6    Opinion of Paul Haley

 8    Power of Attorney


                                     II-12